Vanguard® Tax-Exempt Bond Index Fund
Schedule of Investments (unaudited)
As of July 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (99.3%)
Alabama (0.7%)
Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue, Prere.	4.000%	9/1/24	555	581
Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue, Prere.	5.000%	9/1/24	1,405	1,501
Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue, Prere.	5.000%	9/1/24	915	977
Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue, Prere.	5.000%	9/1/24	1,980	2,115
Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue, Prere.	5.000%	9/1/26	10,795	12,101
Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue, Prere.	5.000%	9/1/26	10,000	11,210
Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue GAN, Prere.	5.000%	9/1/22	290	291
Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue GAN, Prere.	5.000%	9/1/22	165	165
Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, ETM	5.000%	9/1/25	170	187
Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, ETM	5.000%	9/1/26	500	563
Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, Prere.	4.000%	9/1/27	1,250	1,377
Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, Prere.	5.000%	9/1/27	780	898
Alabama GO	5.000%	8/1/27	245	275
Alabama Incentives Financing Authority Miscellaneous Revenue, Prere.	5.000%	9/1/22	390	391
Alabama Public School and College Authority Miscellaneous Taxes Revenue	5.000%	11/1/22	1,070	1,079
Alabama Public School and College Authority Miscellaneous Taxes Revenue	5.000%	11/1/26	3,510	3,966
Alabama Public School and College Authority Miscellaneous Taxes Revenue	5.000%	11/1/28	11,590	13,567
Alabama Public School and College Authority Miscellaneous Taxes Revenue	5.000%	11/1/33	7,610	8,952
Alabama Public School and College Authority Miscellaneous Taxes Revenue	5.000%	11/1/34	2,335	2,737
Alabama Public School and College Authority Miscellaneous Taxes Revenue	4.000%	11/1/38	11,720	12,349
Alabama Public School and College Authority Miscellaneous Taxes Revenue	5.000%	11/1/39	1,165	1,349
Alabama Public School and College Authority Miscellaneous Taxes Revenue	4.000%	11/1/40	6,595	6,867
Alabama Public School and College Authority Sales Tax Revenue	5.000%	1/1/23	2,550	2,587

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Alabama Public School and College Authority Sales Tax Revenue	5.000%	1/1/24	575	602
	Alabama Public School and College Authority Sales Tax Revenue	5.000%	1/1/25	605	643
	Alabama Public School and College Authority Sales Tax Revenue	5.000%	1/1/26	3,465	3,679
	Alabama Public School and College Authority Sales Tax Revenue	5.000%	1/1/27	1,700	1,805
	Auburn University College & University Revenue	5.000%	6/1/28	385	425
	Auburn University College & University Revenue	4.000%	6/1/41	5,220	5,314
	Auburn University College & University Revenue	5.000%	6/1/48	7,560	8,225
	Birmingham Water Works Board Water Revenue, Prere.	4.000%	1/1/27	250	272
	Birmingham Water Works Board Water Revenue, Prere.	5.000%	1/1/27	1,890	2,140
	Birmingham-Jefferson Civic Center Authority Special Tax Revenue	5.000%	7/1/48	1,315	1,396
	Jefferson County AL Board of Education Special Tax Revenue	5.000%	2/1/46	2,165	2,376
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/33	500	553
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/34	250	276
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/35	250	276
	Jefferson County AL Sales Tax Revenue	4.000%	9/15/42	7,875	7,904
[1]	Jefferson County AL Sewer Revenue	5.250%	10/1/48	5,000	5,256
	Jefferson County AL Sewer Revenue	7.000%	10/1/51	1,000	1,100
[1]	Jefferson County AL Sewer Revenue	5.500%	10/1/53	285	300
	Jefferson County AL Sewer Revenue	6.500%	10/1/53	2,800	3,065
	Muscle Shoals Utilities Board Water Revenue, Prere.	4.750%	12/1/24	1,310	1,401
					133,093
Alaska (0.1%)
	Alaska Municipal Bond Bank Authority Miscellaneous Revenue	5.000%	3/1/27	170	182
	Alaska Municipal Bond Bank Authority Miscellaneous Revenue	5.000%	12/1/52	9,780	10,825
	Anchorage AK Electric Power & Light Revenue, Prere.	5.000%	12/1/24	14,525	15,624
	Anchorage AK GO	4.000%	9/1/22	1,500	1,503
					28,134
Arizona (1.3%)
	Arizona Board of Regents College & University Revenue	5.000%	7/1/37	1,000	1,171
	Arizona Board of Regents College & University Revenue	5.000%	7/1/40	1,500	1,740
	Arizona Board of Regents College & University Revenue	5.000%	7/1/41	2,870	3,321
	Arizona Board of Regents College & University Revenue	5.000%	7/1/41	1,680	1,944
	Arizona Board of Regents College & University Revenue	5.000%	7/1/42	1,145	1,321
	Arizona Board of Regents College & University Revenue	5.000%	7/1/42	355	410
	Arizona COP, ETM	5.000%	10/1/24	675	723
	Arizona COP, ETM	5.000%	10/1/25	3,620	3,981
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/24	280	298
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/25	300	318
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/26	1,000	1,059

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/29	1,030	1,088
Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/31	2,375	2,508
Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/32	2,810	2,963
Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/33	10	10
Arizona IDA Charter School Aid Revenue	4.000%	7/1/51	4,430	3,826
Arizona IDA Charter School Aid Revenue	4.000%	7/1/61	6,000	4,986
Arizona Lottery Revenue, ETM	5.000%	7/1/24	9,450	10,036
Arizona Lottery Revenue, ETM	5.000%	7/1/25	4,050	4,419
Arizona Lottery Revenue, ETM	5.000%	7/1/26	755	845
Arizona School Facilities Board COP, ETM	5.000%	9/1/23	1,190	1,234
Arizona State University College & University Revenue	5.000%	7/1/41	1,050	1,174
Arizona State University College & University Revenue	5.000%	7/1/42	2,990	3,265
Arizona Transportation Board Government Fuel Sales Tax Revenue	5.000%	7/1/27	2,485	2,632
Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/23	280	289
Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/23	530	547
Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/23	2,250	2,321
Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/24	750	797
Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/25	360	382
Arizona Water Infrastructure Finance Authority Water Revenue	5.000%	10/1/23	575	598
Arizona Water Infrastructure Finance Authority Water Revenue	5.000%	10/1/24	725	777
Arizona Water Infrastructure Finance Authority Water Revenue	5.000%	10/1/25	3,750	4,014
Arizona Water Infrastructure Finance Authority Water Revenue	5.000%	10/1/26	2,615	2,793
Arizona Water Infrastructure Finance Authority Water Revenue, ETM	5.000%	10/1/22	830	835
Gilbert Public Facilities Municipal Property Corp. Water Revenue	5.000%	7/15/36	13,900	16,785
Maricopa County Community College District GO	5.000%	7/1/23	100	103
Maricopa County Special Health Care District GO	4.000%	7/1/35	4,010	4,289
Maricopa County Unified School District No. 4 Mesa GO	5.000%	7/1/31	970	1,175
Mesa AZ Utility System Multiple Utility Revenue	5.000%	7/1/42	4,570	5,059
Mesa AZ Utility System Water Revenue	4.000%	7/1/31	620	655
Phoenix AZ GO	4.000%	7/1/24	2,015	2,070
Phoenix AZ GO	4.000%	7/1/25	2,100	2,190
Phoenix AZ GO	5.000%	7/1/25	9,695	10,592
Phoenix AZ GO	5.000%	7/1/26	650	728
Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/40	6,025	6,881
Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/44	4,000	4,527
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/26	845	896
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/27	250	265
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/28	1,900	1,970
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/29	2,365	2,447

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/37	1,170	1,282
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/44	7,075	7,114
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/45	2,010	1,939
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/45	190	206
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/45	1,065	1,219
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	3.000%	7/1/49	3,525	2,905
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/49	10,000	11,037
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue, Prere.	4.750%	7/1/24	160	169
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue, Prere.	5.000%	7/1/24	1,810	1,924
Phoenix Civic Improvement Corp. Port, Airport & Marina Revenue	5.000%	7/1/40	1,935	2,052
Pima County AZ Sewer System Sewer Revenue	5.000%	7/1/23	3,050	3,147
Pima County AZ Sewer System Sewer Revenue	5.000%	7/1/24	285	303
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/23	830	842
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/24	270	283
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/24	3,425	3,590
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/29	2,500	2,946
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/31	15,530	18,772
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/32	12,965	15,748
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/32	5,000	5,384
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/35	2,235	2,399
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/36	7,000	7,749
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/36	20	21
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/38	6,205	6,841
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/41	2,420	2,617
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/45	15,220	16,460
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/28	385	446
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/31	1,035	1,184
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/34	1,000	1,128
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/36	1,000	1,124

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/37	1,855	2,080
	Salt Verde Financial Corp. Natural Gas Revenue	5.000%	12/1/37	305	338
	Scottsdale Municipal Property Corp. Sales Tax Revenue	5.000%	7/1/30	125	145
	University of Arizona College & University Revenue	5.000%	6/1/40	1,000	1,070
	University of Arizona College & University Revenue	4.000%	8/1/44	6,310	6,429
					260,150
Arkansas (0.0%)
	Bentonville AR Sales & Use Tax Sales Tax Revenue	1.050%	11/1/46	335	324
[2]	Springdale AR Sales & Use Tax Sales Tax Revenue	5.000%	4/1/37	1,200	1,258
	University of Arkansas College & University Revenue	5.000%	11/1/42	1,140	1,253
	University of Arkansas College & University Revenue	5.000%	4/1/47	5,000	5,666
					8,501
California (16.2%)
[1]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	5.000%	10/1/52	4,700	5,131
[1,3]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.200% coupon rate effective 10/1/37	0.000%	10/1/51	1,500	797
[3]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.300% coupon rate effective 10/1/37	0.000%	10/1/47	1,000	525
[3]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.350% coupon rate effective 10/1/37	0.000%	10/1/48	1,000	525
[3]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.375% coupon rate effective 10/1/37	0.000%	10/1/49	4,000	2,096
[3]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.400% coupon rate effective 10/1/37	0.000%	10/1/50	1,500	782
[1,3]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.450% coupon rate effective 10/1/37	0.000%	10/1/52	18,200	9,650
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/34	2,390	2,544
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/35	2,280	2,423
[1]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/35	475	509
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/36	500	531
[1]	Alameda Corridor Transportation Authority Transit Revenue	4.000%	10/1/37	415	425
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/37	4,065	4,307
[3]	Allan Hancock CA Joint Community College GO, 5.600% coupon rate effective 8/1/33	0.000%	8/1/47	380	271
[1]	Alvord Unified School District GO	0.000%	8/1/41	220	97
[1]	Alvord Unified School District GO	0.000%	8/1/43	590	242
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/34	2,500	2,790

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/35	2,095	2,332
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue (Water System Project), Prere.	5.000%	10/1/25	4,615	5,039
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue	0.000%	9/1/30	1,255	975
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue	0.000%	9/1/32	2,200	1,568
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue, ETM	0.000%	9/1/36	1,490	965
	Anaheim Public Financing Authority Lease (Abatement) Revenue, Prere.	5.000%	5/1/24	5,725	6,053
	Antelope Valley Community College District GO	3.000%	8/1/50	7,000	5,779
[2]	Baldwin Park Unified School District GO, Prere.	0.000%	8/1/23	200	55
[1]	Bass Lake Joint Elementary District GO	0.000%	8/1/45	3,030	1,132
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/35	1,000	1,046
	Bay Area Toll Authority Highway Revenue	3.250%	4/1/36	1,020	998
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/37	1,000	1,035
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/47	10,000	10,097
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/49	2,150	2,170
	Bay Area Toll Authority Highway Revenue	3.000%	4/1/54	2,070	1,705
[2]	Bay Area Toll Authority Highway Revenue	3.000%	4/1/54	5,000	4,118
	Bay Area Toll Authority Highway Revenue	2.600%	4/1/56	7,500	5,362
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/56	565	570
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/28	5,000	4,848
[4]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 0.280%	1.610%	4/1/24	1,000	995
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/23	100	102
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/23	805	824
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/23	1,070	1,095
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/23	10	10
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/23	55	56
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/23	2,010	2,056
	Bay Area Toll Authority Highway Revenue, Prere.	5.125%	4/1/23	100	102
	Bay Area Toll Authority Highway Revenue, Prere.	5.250%	4/1/23	385	394
	Bay Area Toll Authority Highway Revenue, Prere.	5.250%	4/1/23	280	287
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/24	6,790	7,166
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	10/1/24	3,965	4,245
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/27	2,300	2,624
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	10/1/29	2,975	3,545
	Beverly Hills Unified School District CA GO	0.000%	8/1/33	100	70
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.250%	5/1/43	840	844
	California Department of Water Resources Water Revenue	5.000%	12/1/22	420	425
	California Department of Water Resources Water Revenue	5.000%	12/1/22	1,615	1,634
	California Department of Water Resources Water Revenue	5.000%	12/1/23	130	136
	California Department of Water Resources Water Revenue	5.000%	12/1/30	1,000	1,209
	California Department of Water Resources Water Revenue	5.000%	12/1/32	3,000	3,614
	California Department of Water Resources Water Revenue	5.000%	12/1/33	2,150	2,571
	California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/24	135	145

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/24	1,645	1,773
California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/26	210	239
California Educational Facilities Authority College & University Revenue	5.000%	3/15/39	4,120	5,115
California Educational Facilities Authority College & University Revenue	5.000%	4/1/42	650	700
California Educational Facilities Authority College & University Revenue	5.000%	6/1/43	130	164
California Educational Facilities Authority College & University Revenue	5.000%	5/1/45	2,000	2,533
California Educational Facilities Authority College & University Revenue	5.000%	6/1/46	1,495	1,897
California Educational Facilities Authority College & University Revenue	4.000%	4/1/47	4,940	4,917
California Educational Facilities Authority College & University Revenue	5.000%	5/1/49	8,710	11,111
California Educational Facilities Authority College & University Revenue	2.250%	4/1/51	500	359
California Educational Facilities Authority College & University Revenue	5.000%	4/1/51	7,500	9,581
California Educational Facilities Authority College & University Revenue, ETM	5.250%	10/1/24	120	129
California Educational Facilities Authority College & University Revenue, Prere.	4.000%	1/1/26	1,000	1,073
California GO	5.000%	8/1/22	1,315	1,315
California GO	5.000%	8/1/22	570	570
California GO	5.000%	8/1/22	100	100
California GO	4.000%	9/1/22	2,900	2,906
California GO	5.000%	9/1/22	200	201
California GO	5.000%	9/1/22	500	501
California GO	5.000%	9/1/22	185	186
California GO	5.000%	9/1/22	100	100
California GO	5.000%	9/1/22	100	100
California GO	5.250%	9/1/22	1,310	1,314
California GO	5.000%	10/1/22	385	387
California GO	5.000%	10/1/22	20	20
California GO	5.250%	10/1/22	255	257
California GO	5.000%	11/1/22	2,260	2,280
California GO	5.000%	11/1/22	350	353
California GO	5.000%	12/1/22	1,470	1,488
California GO	5.000%	2/1/23	725	738
California GO	4.000%	3/1/23	225	228
California GO	5.000%	3/1/23	3,125	3,190
California GO	5.000%	4/1/23	1,935	1,980
California GO	5.000%	8/1/23	210	217
California GO	5.000%	8/1/23	125	129
California GO	5.000%	8/1/23	1,015	1,050
California GO	5.000%	8/1/23	755	781
California GO	5.000%	8/1/23	100	103
California GO	5.000%	8/1/23	2,050	2,121
California GO	5.000%	9/1/23	200	201
California GO	5.000%	9/1/23	145	150
California GO	5.000%	9/1/23	1,140	1,183
California GO	5.000%	9/1/23	1,535	1,592
California GO	5.000%	9/1/23	130	135
California GO	5.000%	9/1/23	23,000	23,861
California GO	5.000%	9/1/23	200	207

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California GO	4.000%	10/1/23	300	309
California GO	5.000%	10/1/23	360	374
California GO	5.000%	10/1/23	2,485	2,585
California GO	4.000%	11/1/23	205	211
California GO	5.000%	11/1/23	160	167
California GO	5.000%	11/1/23	385	402
California GO	5.000%	11/1/23	150	156
California GO	5.000%	12/1/23	315	329
California GO	5.000%	12/1/23	575	601
California GO	5.000%	12/1/23	1,100	1,150
California GO	5.000%	2/1/24	200	204
California GO	4.000%	3/1/24	175	182
California GO	5.000%	3/1/24	1,645	1,733
California GO	5.000%	3/1/24	260	274
California GO	5.000%	4/1/24	910	961
California GO	5.000%	4/1/24	400	422
California GO	5.000%	4/1/24	1,250	1,320
California GO	5.000%	5/1/24	325	344
California GO	5.000%	8/1/24	5,410	5,771
California GO	5.000%	8/1/24	890	949
California GO	5.000%	8/1/24	400	427
California GO	5.000%	8/1/24	2,000	2,134
California GO	5.000%	8/1/24	15	16
California GO	5.000%	8/1/24	625	667
California GO	5.000%	9/1/24	1,010	1,080
California GO	5.000%	9/1/24	2,975	3,181
California GO	4.000%	10/1/24	1,875	1,968
California GO	5.000%	10/1/24	1,485	1,592
California GO	5.000%	10/1/24	7,275	7,798
California GO	5.000%	10/1/24	100	107
California GO	5.000%	11/1/24	150	161
California GO	5.000%	11/1/24	3,140	3,374
California GO	5.000%	12/1/24	1,250	1,306
California GO	5.000%	12/1/24	6,345	6,632
California GO	5.000%	12/1/24	1,000	1,077
California GO	5.500%	2/1/25	150	164
California GO	5.000%	3/1/25	4,045	4,388
California GO	5.000%	3/1/25	600	651
California GO	5.000%	4/1/25	3,005	3,267
California GO	5.000%	4/1/25	2,205	2,397
California GO	5.000%	8/1/25	2,380	2,611
California GO	5.000%	8/1/25	955	1,048
California GO	5.000%	8/1/25	500	549
California GO	5.000%	8/1/25	265	291
California GO	5.000%	9/1/25	895	984
California GO	5.000%	9/1/25	400	440
California GO	5.000%	9/1/25	6,310	6,938
California GO	5.000%	9/1/25	2,000	2,199
California GO	5.000%	9/1/25	100	110
California GO	5.000%	10/1/25	1,110	1,189
California GO	5.000%	10/1/25	735	788
California GO	5.000%	10/1/25	1,020	1,124
California GO	5.000%	10/1/25	5,000	5,510
California GO	5.000%	10/1/25	25	28
California GO	4.000%	11/1/25	1,240	1,330
California GO	5.000%	11/1/25	250	276
California GO	5.000%	11/1/25	6,595	7,283
California GO	5.000%	11/1/25	8,360	9,233

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California GO	5.000%	11/1/25	485	506
	California GO	5.000%	12/1/25	6,115	6,768
	California GO	5.000%	2/1/26	880	895
	California GO	3.000%	3/1/26	2,875	2,976
	California GO	5.000%	3/1/26	15,465	16,767
	California GO	5.000%	3/1/26	980	1,063
	California GO	5.000%	4/1/26	2,015	2,251
	California GO	5.000%	4/1/26	7,365	8,228
	California GO	4.000%	8/1/26	400	434
	California GO	5.000%	8/1/26	100	113
	California GO	5.000%	8/1/26	15,415	17,367
	California GO	5.000%	8/1/26	900	973
	California GO	5.000%	8/1/26	1,800	1,974
	California GO	5.000%	8/1/26	4,305	4,850
	California GO	5.000%	8/1/26	100	113
	California GO	5.000%	9/1/26	1,825	2,060
	California GO	5.000%	9/1/26	1,580	1,737
	California GO	5.000%	9/1/26	60	68
	California GO	5.000%	10/1/26	100	102
	California GO	5.000%	10/1/26	455	487
	California GO	5.000%	10/1/26	1,500	1,697
	California GO	5.000%	10/1/26	100	107
	California GO	5.000%	10/1/26	1,255	1,420
	California GO	5.000%	11/1/26	2,020	2,290
	California GO	5.000%	11/1/26	3,665	4,155
	California GO	5.000%	11/1/26	100	107
[5]	California GO	5.000%	2/1/27	3,990	4,552
	California GO	5.000%	2/1/27	275	280
	California GO	5.000%	3/1/27	1,740	1,886
	California GO	5.000%	3/1/27	3,090	3,349
	California GO	5.000%	4/1/27	3,635	4,163
	California GO	5.000%	4/1/27	1,530	1,752
	California GO	5.000%	8/1/27	510	573
	California GO	5.000%	8/1/27	3,245	3,647
	California GO	5.000%	8/1/27	330	362
	California GO	5.000%	8/1/27	150	162
	California GO	5.000%	8/1/27	7,210	8,323
	California GO	4.000%	9/1/27	100	100
	California GO	5.000%	9/1/27	325	337
	California GO	5.000%	9/1/27	3,130	3,523
	California GO	5.000%	9/1/27	2,175	2,448
	California GO	5.000%	9/1/27	1,070	1,237
	California GO	4.000%	10/1/27	11,175	12,364
	California GO	5.000%	10/1/27	205	209
	California GO	5.000%	10/1/27	170	182
	California GO	5.000%	10/1/27	1,170	1,355
	California GO	5.000%	10/1/27	6,000	6,948
	California GO	5.000%	11/1/27	500	521
	California GO	5.000%	11/1/27	1,565	1,815
	California GO	5.000%	11/1/27	225	261
	California GO	5.000%	11/1/27	3,680	4,268
	California GO	5.000%	12/1/27	3,195	3,711
	California GO	3.000%	3/1/28	4,370	4,559
	California GO	5.000%	3/1/28	500	541
	California GO	5.000%	4/1/28	12,500	14,585
	California GO	5.000%	4/1/28	2,155	2,514
	California GO	5.000%	8/1/28	3,320	3,716
	California GO	5.000%	8/1/28	3,550	3,973

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California GO	5.000%	8/1/28	5,175	5,936
California GO	5.000%	8/1/28	530	580
California GO	5.000%	8/1/28	425	487
California GO	5.000%	8/1/28	7,430	8,715
California GO	4.000%	9/1/28	125	125
California GO	4.000%	9/1/28	200	216
California GO	5.000%	9/1/28	1,050	1,086
California GO	5.000%	9/1/28	1,550	1,738
California GO	5.000%	9/1/28	425	466
California GO	5.000%	9/1/28	1,140	1,278
California GO	5.000%	10/1/28	1,000	1,070
California GO	5.000%	10/1/28	930	995
California GO	5.000%	10/1/28	21,000	24,707
California GO	5.000%	11/1/28	29,115	34,306
California GO	5.000%	12/1/28	7,865	9,281
California GO	5.000%	2/1/29	5,300	5,387
California GO	5.000%	4/1/29	2,305	2,737
California GO	5.000%	8/1/29	1,585	1,772
California GO	5.000%	8/1/29	190	217
California GO	5.000%	8/1/29	655	714
California GO	5.000%	8/1/29	100	112
California GO	5.000%	8/1/29	1,730	1,861
California GO	5.000%	8/1/29	2,755	3,221
California GO	3.000%	9/1/29	105	107
California GO	5.000%	9/1/29	550	616
California GO	5.000%	9/1/29	1,105	1,321
California GO	5.000%	10/1/29	250	267
California GO	5.000%	10/1/29	12,685	15,189
California GO	5.000%	10/1/29	5,000	5,106
California GO	5.000%	10/1/29	8,595	9,528
California GO	5.000%	10/1/29	2,980	3,495
California GO	5.000%	10/1/29	3,000	3,592
California GO	5.000%	10/1/29	10,000	11,974
California GO	5.000%	11/1/29	2,500	2,599
California GO	5.000%	11/1/29	17,940	21,510
California GO	5.000%	11/1/29	8,300	9,952
California GO	5.000%	11/1/29	400	459
California GO	5.000%	11/1/29	1,620	1,942
California GO	5.000%	12/1/29	100	104
California GO	5.000%	12/1/29	1,600	1,921
California GO	5.000%	3/1/30	160	172
California GO	5.000%	3/1/30	2,175	2,621
California GO	5.000%	4/1/30	1,085	1,309
California GO	5.000%	4/1/30	3,175	3,831
California GO	5.000%	8/1/30	140	156
California GO	5.000%	8/1/30	12,640	14,410
California GO	5.000%	8/1/30	50	54
California GO	5.000%	8/1/30	1,150	1,251
California GO	5.000%	8/1/30	1,600	1,824
California GO	5.000%	8/1/30	4,200	4,894
California GO	5.000%	9/1/30	2,450	2,735
California GO	5.000%	9/1/30	1,770	1,976
California GO	5.000%	9/1/30	200	218
California GO	5.000%	10/1/30	340	363
California GO	5.000%	10/1/30	7,950	9,492
California GO	5.000%	10/1/30	1,510	1,765
California GO	5.000%	10/1/30	13,755	16,720
California GO	5.000%	11/1/30	720	748

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California GO	5.000%	11/1/30	20,660	25,143
	California GO	5.000%	12/1/30	950	990
	California GO	5.000%	12/1/30	3,235	3,942
	California GO	5.000%	2/1/31	50	51
	California GO	5.000%	3/1/31	1,010	1,208
	California GO	5.000%	4/1/31	3,000	3,662
	California GO	5.000%	4/1/31	2,810	3,430
	California GO	5.000%	5/1/31	2,220	2,338
	California GO	4.000%	8/1/31	1,000	1,060
	California GO	5.000%	8/1/31	965	1,023
	California GO	5.000%	8/1/31	4,815	5,158
	California GO	3.250%	9/1/31	115	117
	California GO	4.000%	9/1/31	860	912
	California GO	5.000%	9/1/31	2,200	2,449
	California GO	5.000%	9/1/31	610	630
	California GO	5.000%	10/1/31	340	362
	California GO	5.000%	10/1/31	11,985	14,724
	California GO	5.000%	11/1/31	145	151
	California GO	5.000%	11/1/31	400	457
	California GO	5.000%	11/1/31	500	571
	California GO	5.000%	11/1/31	1,000	1,208
	California GO	5.000%	12/1/31	2,000	2,463
	California GO	5.000%	12/1/31	1,000	1,106
	California GO	5.000%	2/1/32	180	183
	California GO	5.000%	4/1/32	9,130	11,290
	California GO	5.000%	4/1/32	1,150	1,422
	California GO	5.000%	4/1/32	1,000	1,176
	California GO	5.000%	5/1/32	50	53
	California GO	4.000%	8/1/32	250	264
	California GO	5.000%	8/1/32	2,340	2,478
	California GO	5.000%	8/1/32	250	268
	California GO	5.000%	8/1/32	485	526
[1]	California GO	5.250%	8/1/32	28,295	35,515
	California GO	5.250%	8/1/32	1,000	1,091
	California GO	4.000%	9/1/32	485	513
	California GO	4.000%	9/1/32	595	630
	California GO	5.000%	9/1/32	2,460	2,737
	California GO	5.000%	9/1/32	3,260	3,541
	California GO	5.000%	9/1/32	1,000	1,113
	California GO	5.000%	10/1/32	13,675	16,568
	California GO	5.000%	10/1/32	9,245	11,302
	California GO	5.000%	11/1/32	1,475	1,530
	California GO	5.000%	11/1/32	1,285	1,462
	California GO	5.000%	11/1/32	500	569
	California GO	5.000%	2/1/33	13,955	14,163
	California GO	5.000%	3/1/33	1,185	1,270
	California GO	5.000%	3/1/33	5,000	5,883
	California GO	5.000%	3/1/33	1,035	1,218
	California GO	5.000%	4/1/33	6,500	6,815
	California GO	5.000%	4/1/33	1,000	1,219
	California GO	5.000%	4/1/33	3,750	4,654
	California GO	5.000%	8/1/33	7,730	8,568
	California GO	5.000%	8/1/33	1,400	1,481
	California GO	5.000%	8/1/33	2,030	2,169
	California GO	5.000%	8/1/33	325	352
	California GO	5.000%	8/1/33	2,285	2,581
	California GO	3.000%	9/1/33	1,170	1,172
	California GO	3.375%	9/1/33	210	213

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California GO	4.000%	9/1/33	500	526
California GO	4.000%	9/1/33	575	605
California GO	5.000%	9/1/33	1,000	1,032
California GO	5.000%	9/1/33	1,355	1,505
California GO	5.000%	10/1/33	2,430	2,581
California GO	5.000%	10/1/33	2,720	2,851
California GO	5.000%	11/1/33	350	415
California GO	4.000%	8/1/34	420	432
California GO	5.000%	8/1/34	1,730	1,870
California GO	5.000%	8/1/34	230	254
California GO	4.000%	9/1/34	355	371
California GO	4.000%	9/1/34	250	261
California GO	5.000%	9/1/34	1,225	1,355
California GO	5.000%	9/1/34	775	839
California GO	5.000%	9/1/34	3,185	3,523
California GO	4.000%	10/1/34	5,720	6,147
California GO	4.000%	11/1/34	1,855	1,960
California GO	4.000%	11/1/34	1,820	1,967
California GO	5.000%	12/1/34	3,570	3,925
California GO	5.000%	12/1/34	11,625	13,766
California GO	5.000%	3/1/35	17,240	20,145
California GO	5.000%	3/1/35	1,415	1,653
California GO	5.000%	4/1/35	4,135	4,329
California GO	5.000%	4/1/35	2,160	2,612
California GO	5.000%	4/1/35	8,395	9,605
California GO	5.000%	8/1/35	965	1,063
California GO	5.000%	8/1/35	1,570	1,658
California GO	4.000%	9/1/35	2,610	2,722
California GO	5.000%	9/1/35	5,275	5,822
California GO	5.000%	9/1/35	1,715	1,893
California GO	5.000%	10/1/35	1,250	1,367
California GO	4.000%	11/1/35	1,100	1,183
California GO	5.000%	11/1/35	1,155	1,306
California GO	3.750%	12/1/35	70	70
California GO	5.000%	12/1/35	6,245	7,377
California GO	4.000%	3/1/36	10,000	10,680
California GO	5.000%	3/1/36	280	326
California GO	5.000%	8/1/36	9,030	10,254
California GO	4.000%	9/1/36	250	260
California GO	5.000%	9/1/36	145	145
California GO	5.000%	9/1/36	500	551
California GO	4.000%	10/1/36	1,155	1,228
California GO	5.000%	11/1/36	6,600	7,524
California GO	5.000%	11/1/36	4,000	4,696
California GO	5.000%	12/1/36	350	411
California GO	5.000%	4/1/37	765	779
California GO	5.000%	4/1/37	11,805	12,344
California GO	5.000%	4/1/37	1,265	1,447
California GO	5.000%	8/1/37	5,595	6,149
California GO	4.000%	9/1/37	365	365
California GO	4.000%	9/1/37	850	882
California GO	5.000%	10/1/37	110	116
California GO	5.000%	11/1/37	19,690	22,375
California GO	5.000%	11/1/37	2,365	2,665
California GO	5.000%	2/1/38	755	765
California GO	5.000%	4/1/38	5,480	6,247
California GO	5.000%	4/1/38	150	157
California GO	4.000%	8/1/38	885	915

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California GO	4.000%	10/1/39	1,150	1,214
	California GO	5.000%	10/1/39	2,240	2,369
	California GO	5.000%	10/1/39	5,685	6,187
	California GO	5.000%	10/1/39	2,525	2,895
	California GO	5.000%	11/1/39	16,480	18,619
	California GO	5.000%	10/1/41	955	1,114
	California GO	4.000%	11/1/41	700	716
	California GO	4.000%	4/1/42	1,000	1,058
	California GO	5.000%	4/1/42	4,610	5,144
	California GO	5.000%	9/1/42	10,650	10,672
	California GO	5.000%	2/1/43	14,910	15,102
	California GO	5.000%	4/1/43	19,105	19,432
	California GO	4.875%	11/1/43	265	270
	California GO	5.000%	11/1/43	4,970	5,130
	California GO	4.500%	12/1/43	905	919
	California GO	5.000%	12/1/43	6,530	6,754
	California GO	4.000%	10/1/44	220	228
	California GO	4.000%	11/1/44	220	223
	California GO	5.000%	3/1/45	3,600	3,810
	California GO	3.250%	4/1/45	5,000	4,742
	California GO	5.000%	8/1/45	1,150	1,228
	California GO	5.000%	9/1/45	2,660	2,899
	California GO	4.000%	11/1/45	8,350	8,503
	California GO	4.000%	3/1/46	3,000	3,104
	California GO	5.000%	8/1/46	2,605	2,832
	California GO	3.000%	9/1/46	360	317
	California GO	5.000%	9/1/46	500	544
	California GO	2.375%	10/1/46	3,000	2,206
	California GO	5.000%	4/1/47	2,000	2,336
	California GO	5.000%	10/1/47	6,885	7,433
	California GO	5.000%	11/1/47	16,600	18,435
	California GO	5.000%	10/1/48	9,000	10,018
	California GO	5.000%	4/1/49	500	560
	California GO	3.000%	10/1/49	1,250	1,087
	California GO	4.000%	11/1/50	11,900	12,061
	California GO	3.000%	4/1/52	5,000	4,386
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/22	265	265
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/23	1,630	1,686
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/25	50	55
[1]	California Infrastructure & Economic Development Bank Highway Revenue, ETM	5.000%	7/1/23	475	490
[6]	California Infrastructure & Economic Development Bank Highway Revenue, ETM	5.000%	7/1/25	1,355	1,483
[5]	California Infrastructure & Economic Development Bank Highway Revenue, Prere.	5.125%	7/1/26	110	124
	California Infrastructure & Economic Development Bank Miscellaneous Revenue, Prere.	5.000%	10/1/26	3,025	3,418
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/29	2,075	2,426
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/30	1,220	1,443
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	6/1/31	5,370	6,506

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/41	10,000	10,319
	California Infrastructure & Economic Development Bank Recreational Revenue	3.000%	7/1/50	1,000	804
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/22	400	402
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/23	300	312
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/23	105	109
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/28	15	17
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/35	200	229
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/43	5,055	5,696
	California Municipal Finance Authority College & University Revenue, Prere.	4.000%	1/1/28	9,950	11,051
	California Municipal Finance Authority College & University Revenue, Prere.	5.000%	1/1/28	3,575	4,160
	California Municipal Finance Authority Lease (Abatement) Revenue	5.000%	6/1/42	620	678
	California Municipal Finance Authority Lease (Abatement) Revenue	5.000%	6/1/43	1,500	1,657
	California Municipal Finance Authority Lease (Abatement) Revenue	5.000%	8/1/44	1,500	1,650
	California Municipal Finance Authority Lease (Abatement) Revenue	4.000%	6/1/47	1,185	1,191
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/48	5,000	4,793
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	3.000%	5/15/54	2,400	1,898
[1]	California School Facilities Financing Authority Intergovernmental Agreement Revenue	0.000%	8/1/49	10,000	2,578
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/22	2,000	2,000
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/22	1,025	1,031
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/23	3,000	3,053
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/23	350	359
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/23	3,535	3,656
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/23	715	743
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/24	5,000	5,251
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/24	965	1,021
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/24	2,500	2,663
	California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/24	4,000	4,271
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/25	2,500	2,700
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/25	1,000	1,087
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/25	3,000	3,284

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/25	455	500
California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/26	310	337
California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/26	8,195	8,409
California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/26	1,400	1,491
California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/26	200	225
California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/27	100	108
California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/27	235	241
California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/27	645	686
California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/28	100	108
California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/28	1,000	1,168
California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/28	110	117
California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/28	1,500	1,718
California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/29	240	254
California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/29	500	571
California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/30	5,000	6,014
California State Public Works Board Lease (Abatement) Revenue	5.250%	10/1/30	130	139
California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/31	4,765	5,802
California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/32	2,000	2,418
California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/32	4,995	5,288
California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/33	2,000	2,398
California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/33	650	688
California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/34	1,500	1,779
California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/39	15,900	16,705
California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/43	15,860	16,583
California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/44	11,490	11,973
California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/46	680	701
California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	3/1/25	925	942
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.250%	11/1/27	110	115
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.250%	11/1/28	300	312
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/29	150	156

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/38	23,860	24,648
[7]	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/23	130	134
[7]	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/24	50	53
[7]	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/25	50	54
[7]	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/26	60	67
[7]	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/27	200	228
[7]	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/28	210	243
	California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/46	3,000	3,096
	California State Public Works Board Lease (Appropriation) Revenue (Various Capital Project)	5.000%	11/1/46	7,860	8,970
	California State University College & University Revenue	5.000%	11/1/22	300	303
	California State University College & University Revenue	5.000%	11/1/23	100	104
	California State University College & University Revenue	5.000%	11/1/23	100	104
	California State University College & University Revenue	5.000%	11/1/25	1,915	2,115
	California State University College & University Revenue	5.000%	11/1/26	170	188
	California State University College & University Revenue	5.000%	11/1/30	100	111
	California State University College & University Revenue	5.000%	11/1/30	6,000	6,575
	California State University College & University Revenue	5.000%	11/1/31	7,510	8,211
	California State University College & University Revenue	5.000%	11/1/31	295	325
	California State University College & University Revenue	5.000%	11/1/32	2,415	2,635
	California State University College & University Revenue	4.000%	11/1/34	125	130
	California State University College & University Revenue	5.000%	11/1/34	105	117
	California State University College & University Revenue	4.000%	11/1/35	2,095	2,167
	California State University College & University Revenue	5.000%	11/1/35	375	418
	California State University College & University Revenue	5.000%	11/1/36	1,175	1,308
	California State University College & University Revenue	4.000%	11/1/37	375	385
	California State University College & University Revenue	5.000%	11/1/37	180	195
	California State University College & University Revenue	5.000%	11/1/37	110	122
	California State University College & University Revenue	4.000%	11/1/38	3,940	4,022
	California State University College & University Revenue	5.000%	11/1/38	1,285	1,391
	California State University College & University Revenue	5.000%	11/1/41	2,000	2,172

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California State University College & University Revenue	5.000%	11/1/42	10,210	11,254
California State University College & University Revenue	4.000%	11/1/43	8,200	8,288
California State University College & University Revenue	5.000%	11/1/43	2,160	2,326
California State University College & University Revenue	5.000%	11/1/43	1,325	1,478
California State University College & University Revenue	5.000%	11/1/45	9,305	10,062
California State University College & University Revenue	5.000%	11/1/47	675	740
California State University College & University Revenue	5.000%	11/1/48	2,500	2,773
California State University College & University Revenue	5.000%	11/1/49	4,275	4,802
California State University College & University Revenue PUT	4.000%	11/1/23	350	356
California State University College & University Revenue PUT	0.550%	11/1/26	2,500	2,343
California State University College & University Revenue, Prere.	4.000%	11/1/22	1,130	1,137
California State University College & University Revenue, Prere.	4.000%	11/1/22	665	669
California State University College & University Revenue, Prere.	5.000%	11/1/22	3,650	3,683
California State University College & University Revenue, Prere.	5.000%	11/1/22	200	202
California State University College & University Revenue, Prere.	5.000%	11/1/24	5	5
California State University College & University Revenue, Prere.	5.000%	11/1/24	15	16
California State University College & University Revenue, Prere.	5.000%	11/1/24	15	16
California State University College & University Revenue, Prere.	5.000%	11/1/24	690	741
California State University College & University Revenue, Prere.	5.000%	11/1/24	280	301
California State University College & University Revenue, Prere.	5.000%	11/1/24	130	140
California State University College & University Revenue, Prere.	5.000%	11/1/24	890	956
California State University College & University Revenue, Prere.	5.000%	11/1/24	150	161
California State University College & University Revenue, Prere.	5.000%	11/1/24	100	107
California State University College & University Revenue, Prere.	5.000%	11/1/24	635	682
California State University College & University Revenue, Prere.	5.000%	11/1/24	9,725	10,450
California State University College & University Revenue, Prere.	5.000%	11/1/24	3,720	3,997
California State University College & University Revenue, Prere.	5.000%	11/1/24	40	43
California State University College & University Revenue, Prere.	5.000%	11/1/24	2,060	2,213
California State University Local or Guaranteed Housing Revenue	4.000%	11/1/45	7,000	7,085
California Statewide Communities Development Authority College & University Revenue	5.000%	5/15/42	405	421

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/40	100	103
[2]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	3.000%	5/15/51	5,000	4,135
[1]	Centinela Valley Union High School District GO	4.000%	8/1/50	300	302
	Chabot-Las Positas Community College District GO	4.000%	8/1/35	1,000	1,038
	Chabot-Las Positas Community College District GO	4.000%	8/1/37	110	113
	Chabot-Las Positas Community College District GO	4.000%	8/1/47	1,270	1,283
	Chaffey Community College District GO	5.000%	6/1/48	1,650	1,817
	Chico Unified School District GO	4.000%	8/1/44	1,750	1,780
	Chino Basin Regional Financing Authority Lease Revenue	4.000%	11/1/25	13,350	14,239
	Chino Valley Unified School District GO	5.000%	8/1/55	15,760	17,703
	Clovis Unified School District GO	4.000%	8/1/40	85	86
	Clovis Unified School District GO, Prere.	4.000%	8/1/25	65	69
	Coast Community College District GO	0.000%	8/1/41	10,210	4,907
	Coast Community College District GO, Prere.	4.000%	8/1/23	125	128
	Coast Community College District GO, Prere.	5.000%	8/1/23	3,025	3,131
	Coast Community College District GO, Prere.	5.000%	8/15/25	2,685	2,944
[1]	Colton Joint Unified School District GO	0.000%	8/1/42	990	433
	Contra Costa Community College District GO, Prere.	5.000%	8/1/23	180	186
[1]	Corona-Norco Unified School District GO	0.000%	8/1/39	675	339
	Corona-Norco Unified School District GO	4.000%	8/1/43	3,750	3,813
	Cypress School District GO	0.000%	8/1/40	250	117
	Desert Community College District GO	4.000%	8/1/51	4,890	4,935
	Desert Sands Unified School District GO	4.000%	8/1/44	4,900	4,974
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/29	350	380
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/30	90	98
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/31	7,370	8,008
	East Bay Municipal Utility District Water System Water Revenue	4.000%	6/1/33	1,280	1,325
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/34	3,500	3,940
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/37	150	162
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/42	520	573
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/44	11,980	13,514
	East Bay Municipal Utility District Water System Water Revenue	4.000%	6/1/45	120	121
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/45	2,205	2,410
[1]	East Side Union High School District GO, Prere.	4.000%	8/1/22	50	50
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/40	150	160
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/47	4,560	4,969
	El Camino Community College District Foundation GO	0.000%	8/1/33	190	135
	El Camino Community College District Foundation GO	0.000%	8/1/34	215	146

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	El Camino Community College District Foundation GO	0.000%	8/1/38	500	280
	El Monte Union High School District GO	0.000%	6/1/44	3,100	1,243
	El Monte Union High School District GO	0.000%	6/1/45	3,170	1,213
	El Monte Union High School District GO	0.000%	6/1/46	2,765	1,010
	Elk Grove Unified School District GO	4.000%	8/1/48	5,000	5,041
[6,8]	Foothill-De Anza Community College District GO	0.000%	8/1/32	1,560	1,158
	Foothill-De Anza Community College District GO, Prere.	5.000%	8/1/24	390	416
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/46	1,350	1,344
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	3.500%	1/15/53	7,480	6,634
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/26	200	187
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, Prere.	6.000%	1/15/24	2,595	2,758
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, Prere.	6.000%	1/15/24	13,790	14,659
	Foster City CA GO	2.250%	8/1/50	1,000	692
	Fremont Union High School District GO	4.000%	8/1/40	725	734
	Fremont Union High School District GO	4.000%	8/1/44	15,000	15,127
	Fremont Union High School District GO	5.000%	8/1/44	1,275	1,398
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/31	420	465
	Fresno Unified School District GO	4.000%	8/1/41	500	509
	Gilroy School Facilities Financing Authority Miscellaneous Revenue, Prere.	4.000%	8/1/23	870	892
	Gilroy School Facilities Financing Authority Miscellaneous Revenue, Prere.	5.000%	8/1/23	275	285
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/23	155	159
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/23	1,240	1,276
	Grossmont-Cuyamaca Community College District GO	4.000%	8/1/47	500	506
	Grossmont-Cuyamaca Community College District GO, Prere.	5.250%	8/1/23	475	493
	Hayward Area Recreation & Park District GO	4.000%	8/1/46	1,500	1,529
[1]	Hayward Unified School District GO	4.000%	8/1/45	3,000	3,039
[2]	Hayward Unified School District GO	4.000%	8/1/46	2,005	2,034
[2]	Hayward Unified School District GO	4.000%	8/1/48	5,885	5,938
[1]	Hayward Unified School District GO	4.000%	8/1/50	6,245	6,306
[2]	Hayward Unified School District GO	4.000%	8/1/50	7,520	7,611
	Hayward Unified School District GO, Prere.	5.000%	8/1/24	495	528
[1]	Inland Valley Development Agency Tax Increment/Allocation Revenue	5.000%	9/1/44	5,000	5,147
	Irvine Unified School District GO	2.250%	9/1/50	2,750	1,903
	Kern Community College District GO	3.000%	8/1/46	2,440	2,061
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/47	10,000	10,120
	Long Beach Community College District GO, Prere.	4.000%	8/1/22	500	500
	Long Beach Community College District GO, Prere.	5.000%	8/1/22	100	100
	Long Beach Unified School District GO	0.000%	8/1/32	100	69
	Long Beach Unified School District GO	4.000%	8/1/45	350	354
	Los Angeles CA Community College District GO	5.000%	8/1/22	100	100
	Los Angeles CA Community College District GO	5.000%	8/1/23	190	197
	Los Angeles CA Community College District GO	5.000%	8/1/23	515	533

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles CA Community College District GO	5.000%	8/1/24	400	427
Los Angeles CA Community College District GO	5.000%	8/1/36	100	110
Los Angeles CA Community College District GO	4.000%	8/1/37	1,000	1,031
Los Angeles CA Community College District GO	4.000%	8/1/37	1,465	1,511
Los Angeles CA Community College District GO	4.000%	8/1/38	14,900	15,315
Los Angeles CA Community College District GO	5.000%	8/1/38	1,030	1,125
Los Angeles CA Community College District GO, Prere.	4.000%	8/1/24	325	340
Los Angeles CA Community College District GO, Prere.	4.000%	8/1/24	215	225
Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	1,800	1,920
Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	275	293
Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	350	373
Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	1,195	1,275
Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	3,470	3,702
Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	905	965
Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	685	731
Los Angeles CA General Fund Revenue	4.000%	6/29/23	25,000	25,571
Los Angeles CA Unified School District GO	5.000%	7/1/23	795	820
Los Angeles CA Unified School District GO	5.000%	7/1/23	380	392
Los Angeles CA Unified School District GO	5.000%	7/1/23	1,285	1,326
Los Angeles CA Unified School District GO	5.000%	7/1/23	210	217
Los Angeles CA Unified School District GO	5.000%	7/1/23	100	103
Los Angeles CA Unified School District GO	5.000%	7/1/23	150	155
Los Angeles CA Unified School District GO	5.000%	7/1/24	3,550	3,777
Los Angeles CA Unified School District GO	5.000%	7/1/24	1,380	1,468
Los Angeles CA Unified School District GO	5.000%	7/1/24	4,250	4,521
Los Angeles CA Unified School District GO	5.000%	7/1/24	350	372
Los Angeles CA Unified School District GO	5.000%	7/1/24	200	213
Los Angeles CA Unified School District GO	5.000%	7/1/24	2,700	2,872
Los Angeles CA Unified School District GO	5.000%	7/1/24	1,070	1,138
Los Angeles CA Unified School District GO	5.000%	7/1/25	1,065	1,164
Los Angeles CA Unified School District GO	5.000%	7/1/25	560	612
Los Angeles CA Unified School District GO	5.000%	7/1/25	1,700	1,807
Los Angeles CA Unified School District GO	5.000%	7/1/26	145	158
Los Angeles CA Unified School District GO	5.000%	7/1/26	7,680	8,619
Los Angeles CA Unified School District GO	5.000%	7/1/26	2,500	2,806
Los Angeles CA Unified School District GO	5.000%	7/1/27	4,015	4,506
Los Angeles CA Unified School District GO	5.000%	7/1/27	275	292
Los Angeles CA Unified School District GO	5.000%	7/1/28	11,125	11,785
Los Angeles CA Unified School District GO	5.000%	7/1/29	370	402
Los Angeles CA Unified School District GO	5.000%	7/1/30	150	166
Los Angeles CA Unified School District GO	5.000%	7/1/30	400	458
Los Angeles CA Unified School District GO	3.000%	7/1/31	1,660	1,672
Los Angeles CA Unified School District GO	5.000%	7/1/31	825	972
Los Angeles CA Unified School District GO	3.000%	7/1/32	1,000	1,002
Los Angeles CA Unified School District GO	4.000%	7/1/34	1,685	1,745
Los Angeles CA Unified School District GO	4.000%	7/1/35	2,000	2,147
Los Angeles CA Unified School District GO	5.000%	7/1/36	3,840	4,285
Los Angeles CA Unified School District GO	4.000%	7/1/38	2,000	2,068
Los Angeles CA Unified School District GO	4.000%	7/1/39	2,200	2,260
Los Angeles CA Unified School District GO	4.000%	7/1/39	4,075	4,186

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles CA Unified School District GO	5.000%	7/1/40	3,075	3,279
Los Angeles CA Unified School District GO	5.250%	7/1/42	11,500	12,826
Los Angeles CA Unified School District GO	4.000%	7/1/44	1,000	1,015
Los Angeles CA Unified School District GO	2.625%	7/1/46	2,050	1,610
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/23	305	314
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/26	540	555
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/35	1,415	1,453
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/43	8,235	8,436
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/45	250	265
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/48	5,000	5,510
Los Angeles County Facilities Inc. Lease (Abatement) Revenue	5.000%	12/1/43	5,000	5,579
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/23	2,600	2,673
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/23	390	403
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/23	255	264
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/24	1,250	1,325
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/26	2,170	2,438
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/30	2,085	2,520
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/31	1,000	1,224
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/32	2,755	3,040
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/32	2,310	2,775
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/33	2,165	2,576
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/33	3,605	4,056
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/34	2,665	3,159
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/34	13,000	14,589
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/35	650	765
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/36	1,000	1,062
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/36	1,000	1,172
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/37	200	211
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/37	1,025	1,194
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/38	1,250	1,395
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/38	1,065	1,189
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/40	5,675	6,316

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/42	2,660	2,951
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/42	4,705	5,220
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/44	2,815	3,162
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/39	1,135	1,202
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/40	1,670	1,703
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/44	6,810	7,203
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/44	3,175	3,601
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/45	3,910	4,171
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/46	7,000	7,236
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	3.000%	12/1/50	4,000	3,398
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	2.625%	12/1/51	2,700	2,036
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue (Multiple Capital Projects II)	5.000%	8/1/37	555	555
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue (Multiple Capital Projects II)	5.000%	8/1/42	400	400
Los Angeles County Sanitation Districts Financing Authority Sewer Revenue	4.000%	10/1/42	400	405
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/26	130	145
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/31	3,000	3,509
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/32	6,045	7,081
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/33	1,040	1,202
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/34	4,665	5,344
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/36	2,005	2,279
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	1,155	1,221
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/40	4,000	4,088
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/42	570	619
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/48	10,255	10,357
Los Angeles Department of Water & Power Electric Power & Light Revenue	4.000%	7/1/26	5,870	6,343
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	4,750	5,317
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	645	724
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	95	96
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/32	7,500	8,790
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/38	375	445

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/38	245	289
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	2,500	2,877
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	130	152
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	245	288
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	515	591
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	6,505	7,565
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	4,605	5,306
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	1,000	1,168
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	5,030	5,858
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/43	6,130	7,170
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/43	6,720	7,810
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/45	1,785	2,030
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/46	5,000	5,755
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/47	1,000	1,164
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/48	1,370	1,564
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/49	5,480	6,164
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/50	4,000	4,529
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/51	4,165	4,742
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/51	13,030	14,928
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/52	4,815	5,578
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	1/1/23	100	101
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/23	375	380
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	1/1/24	220	230
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/24	230	233
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/25	100	106
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/26	125	133
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/27	150	159
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/29	140	142
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/29	245	252
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/30	1,000	1,169

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/30	1,535	1,646
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/31	11,675	12,000
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/32	130	135
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/32	6,870	7,058
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/33	5,425	6,215
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/33	1,000	1,064
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/34	2,500	2,657
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/35	1,375	1,558
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/35	925	978
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/35	5,000	5,518
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/35	250	265
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/39	3,035	3,209
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/39	5,205	5,505
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/40	265	285
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/42	7,200	7,919
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/42	1,010	1,082
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/42	2,350	2,562
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/44	3,045	3,210
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/44	9,585	10,104
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/47	3,000	3,254
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/48	1,500	1,664
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/49	2,350	2,643
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.250%	7/1/49	7,105	8,036
Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/29	1,030	1,141
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	5,000	5,667
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/39	1,300	1,376
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/39	1,335	1,572
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/40	3,000	3,458
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	155	166
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	5,985	6,880

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	905	1,040
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/42	6,000	7,010
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/43	5,000	5,829
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/44	2,140	2,331
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/46	5,600	5,985
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/47	400	404
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/47	5,000	5,809
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/48	3,445	3,830
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/49	5,000	5,073
	Los Angeles Department of Water Revenue	5.000%	7/1/50	2,185	2,482
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/24	2,155	2,311
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/25	160	176
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/27	575	645
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/28	150	167
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/30	2,635	2,921
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/31	235	259
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/33	860	906
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/35	900	935
	Los Angeles Unified School District GO	5.000%	7/1/28	370	413
	Los Rios Community College District GO	3.000%	8/1/24	1,250	1,280
	Los Rios Community College District GO	3.000%	8/1/25	1,500	1,549
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/25	2,000	2,195
	Metropolitan Water District of Southern California Water Revenue	2.500%	7/1/26	190	194
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/28	100	109
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/28	1,220	1,436
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/31	1,000	1,234
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/38	4,000	4,682
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/38	1,000	1,142
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/39	7,515	8,776
	Mount Diablo CA Unified School District GO	5.000%	6/1/37	250	250
	Mount San Antonio Community College District GO	4.000%	8/1/49	7,500	7,671
[3]	Mount San Antonio Community College District GO, 6.250% coupon rate effective 8/1/28	0.000%	8/1/43	150	141
[1]	Napa Valley Unified School District GO	4.000%	8/1/44	3,010	3,053
[9]	New Haven Unified School District GO	0.000%	8/1/33	325	233

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	New Haven Unified School District GO	0.000%	8/1/34	495	340
	Newport Mesa Unified School District GO	0.000%	8/1/34	300	208
	Newport Mesa Unified School District GO	0.000%	8/1/36	400	254
	Newport Mesa Unified School District GO	0.000%	8/1/45	1,000	407
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/47	510	547
[9]	Norwalk-La Mirada Unified School District GO	0.000%	8/1/38	525	279
	Oakland Unified School District/Alameda County GO	5.000%	8/1/23	1,020	1,055
	Oakland Unified School District/Alameda County GO	5.000%	8/1/27	115	131
[2]	Oakland Unified School District/Alameda County GO	4.000%	8/1/46	6,685	6,786
	Oakland Unified School District/Alameda County GO, Prere.	5.000%	8/1/25	590	647
	Orange County Water District COP	2.000%	8/15/23	500	501
[3]	Palomar Community College District GO, 6.375% coupon rate effective 8/1/30	0.000%	8/1/45	100	91
	Pasadena Area Community College District COP	4.000%	8/1/51	13,780	13,811
	Pasadena Unified School District GO	5.000%	8/1/26	10	11
	Peralta Community College District GO	4.000%	8/1/39	350	354
	Placentia-Yorba Linda Unified School District GO	0.000%	8/1/49	500	166
	Pleasant Valley School District/Ventura County GO	4.000%	8/1/46	7,480	7,580
	Port of Los Angeles Port, Airport & Marina Revenue	5.000%	8/1/44	375	390
	Poway Unified School District GO	0.000%	8/1/32	130	97
	Poway Unified School District GO	0.000%	8/1/33	2,145	1,537
	Poway Unified School District GO	0.000%	8/1/46	7,250	2,656
	Regents of the University of California Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/23	565	580
	Riverside CA Electric Power & Light Revenue	5.000%	10/1/37	1,040	1,167
	Riverside CA Sewer Revenue	5.000%	8/1/40	320	340
	Riverside Community College District GO, Prere.	5.000%	8/1/24	205	219
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project), Prere.	4.125%	11/1/25	30	32
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/38	2,625	2,679
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/39	2,575	2,620
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/40	555	563
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/41	2,500	1,107
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/43	2,595	1,038
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/46	855	850
	Riverside County Transportation Commission Highway Revenue	3.000%	6/1/49	6,500	5,325
	Riverside County Transportation Commission Sales Tax Revenue, Prere.	5.250%	6/1/23	11,565	11,923
	Riverside Unified School District GO	4.000%	8/1/42	4,855	4,952
	Sacramento CA City Unified School District GO	4.000%	5/1/47	570	573
[2]	Sacramento CA City Unified School District GO	5.500%	8/1/47	2,070	2,408
[2]	Sacramento CA City Unified School District GO	5.500%	8/1/52	11,305	13,094
	Sacramento CA Water Revenue, Prere.	5.000%	9/1/23	425	441

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Sacramento City Financing Authority Lease (Abatement) Revenue (Master Lease Program)	5.250%	12/1/30	560	663
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/41	385	412
	Sacramento County Sanitation Districts Financing Authority Sewer Revenue	5.000%	12/1/44	5,250	5,504
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/37	545	563
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/39	2,500	2,834
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/41	170	175
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/50	5,715	6,450
[1]	San Bernardino City Unified School District GO	3.000%	8/1/44	6,500	5,556
	San Bernardino Community College District GO, Prere.	4.000%	8/1/23	1,900	1,947
	San Bernardino Community College District GO, Prere.	4.000%	8/16/27	7,000	7,783
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/25	1,060	1,163
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/27	160	183
	San Diego Association of Governments Appropriations Revenue	5.000%	11/15/23	2,125	2,144
	San Diego Association of Governments Appropriations Revenue	5.000%	11/15/24	1,000	1,042
	San Diego Association of Governments Appropriations Revenue	5.000%	11/15/25	155	166
	San Diego Association of Governments Appropriations Revenue	5.000%	11/15/26	1,500	1,645
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/38	1,335	1,462
	San Diego CA Unified School District GO	5.000%	7/1/26	150	164
	San Diego CA Unified School District GO	5.000%	7/1/28	100	109
	San Diego CA Unified School District GO	4.000%	7/1/29	100	106
	San Diego CA Unified School District GO	0.000%	7/1/31	170	133
	San Diego CA Unified School District GO	4.000%	7/1/32	500	528
	San Diego CA Unified School District GO	4.000%	7/1/33	250	263
	San Diego CA Unified School District GO	0.000%	7/1/35	295	180
	San Diego CA Unified School District GO	0.000%	7/1/35	775	511
	San Diego CA Unified School District GO	0.000%	7/1/36	2,000	1,186
	San Diego CA Unified School District GO	0.000%	7/1/36	340	215
	San Diego CA Unified School District GO	0.000%	7/1/36	895	566
	San Diego CA Unified School District GO	0.000%	7/1/37	375	226
	San Diego CA Unified School District GO	0.000%	7/1/38	170	98
	San Diego CA Unified School District GO	0.000%	7/1/39	100	55
	San Diego CA Unified School District GO	5.000%	7/1/40	1,050	1,127
	San Diego CA Unified School District GO	5.000%	7/1/41	6,190	6,837
	San Diego CA Unified School District GO	3.125%	7/1/42	2,125	1,939
	San Diego CA Unified School District GO	0.000%	7/1/43	1,185	529
	San Diego CA Unified School District GO	0.000%	7/1/45	775	316
	San Diego CA Unified School District GO	2.000%	7/1/45	5,000	3,509
	San Diego CA Unified School District GO	4.000%	7/1/45	545	550
	San Diego CA Unified School District GO	5.000%	7/1/45	2,040	2,181
	San Diego CA Unified School District GO	0.000%	7/1/47	5,980	2,233
	San Diego CA Unified School District GO	4.000%	7/1/47	9,765	9,860
	San Diego CA Unified School District GO	5.000%	7/1/47	7,840	8,595
	San Diego CA Unified School District GO	3.250%	7/1/48	4,000	3,525
	San Diego CA Unified School District GO	0.000%	7/1/49	735	252

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Diego CA Unified School District GO	3.000%	7/1/50	5,000	4,121
[3]	San Diego CA Unified School District GO, 5.250% coupon rate effective 7/1/32	0.000%	7/1/42	250	193
[3]	San Diego CA Unified School District GO, 5.375% coupon rate effective 7/1/32	0.000%	7/1/47	1,495	1,158
[3]	San Diego CA Unified School District GO, 6.625% coupon rate effective 7/1/30	0.000%	7/1/41	250	236
[3]	San Diego CA Unified School District GO, 6.625% coupon rate effective 7/1/30	0.000%	7/1/48	1,230	1,123
	San Diego CA Unified School District GO, Prere.	4.000%	7/1/23	10,000	10,229
	San Diego CA Unified School District GO, Prere.	5.000%	7/1/23	1,115	1,151
	San Diego Community College District GO	5.000%	8/1/27	100	112
	San Diego Community College District GO	5.000%	8/1/28	100	112
	San Diego Community College District GO, Prere.	5.000%	8/1/22	100	100
	San Diego Community College District GO, Prere.	5.000%	8/1/22	120	120
	San Diego Community College District GO, Prere.	5.000%	8/1/23	1,290	1,335
	San Diego Community College District GO, Prere.	4.000%	8/1/26	225	244
	San Diego Community College District GO, Prere.	5.000%	8/1/26	1,310	1,474
	San Diego Community College District GO, Prere.	5.000%	8/1/26	100	113
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/42	1,735	1,880
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/44	2,150	2,386
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/44	245	252
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/46	5,150	5,184
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/46	5,000	5,525
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/47	1,645	1,772
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/49	2,400	2,649
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/51	5,000	5,500
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/56	6,000	6,546
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue, Prere.	5.000%	7/1/23	125	129
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	10/1/22	550	553
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/48	20,385	21,968
	San Diego County Regional Transportation Commission Sales Tax Revenue, Prere.	4.750%	4/1/24	465	489
	San Diego County Regional Transportation Commission Sales Tax Revenue, Prere.	5.000%	4/1/24	575	607
	San Diego County Water Authority Intergovernmental Agreement Revenue	5.000%	5/1/52	2,000	2,327
	San Diego County Water Authority Water Revenue	5.000%	5/1/28	5,500	6,375
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/47	5,000	5,781
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/52	6,000	6,891

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
San Diego Public Facilities Financing Authority Lease (Non-Terminable) Revenue	4.000%	8/1/45	2,130	2,176
San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/27	380	424
San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/24	100	107
San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/27	200	224
San Diego Unified School District GO	5.000%	7/1/23	36,180	37,347
San Diego Unified School District GO	5.000%	7/1/23	30,400	31,381
San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/34	230	238
San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/34	500	527
San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/37	1,500	1,558
San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/44	3,000	3,091
San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/45	8,585	8,832
San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/47	375	410
San Francisco CA City & County COP	5.000%	4/1/28	500	548
San Francisco CA City & County COP	4.000%	4/1/45	405	406
San Francisco CA City & County GO	5.000%	6/15/28	1,250	1,467
San Francisco CA City & County GO	5.000%	6/15/29	1,000	1,192
San Francisco CA City & County GO	5.000%	6/15/30	3,065	3,702
San Francisco CA City & County GO	5.000%	6/15/31	1,285	1,568
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/22	250	252
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/29	750	839
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/33	330	365
San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/34	7,000	7,217
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/34	530	596
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/35	1,275	1,406
San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/36	100	104
San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/39	125	128
San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/50	1,490	1,510
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/50	3,000	3,404
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/24	460	486
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/24	160	169
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/25	1,190	1,286
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/36	515	580
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/43	16,145	16,390
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/46	2,690	2,878

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/48	4,100	4,463
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/49	1,700	1,872
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	1.000%	10/1/25	20,000	19,168
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/39	135	135
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/42	2,400	2,402
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue PUT	2.125%	10/1/23	275	275
	San Francisco Community College District GO	4.000%	6/15/45	550	554
	San Francisco Municipal Transportation Agency Transit Revenue	4.000%	3/1/51	10,000	10,124
[8]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/32	285	198
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.250%	1/15/44	1,000	1,037
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.250%	1/15/49	5,870	6,069
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/25	205	196
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/27	120	110
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/28	100	89
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, Prere.	5.000%	1/15/25	2,585	2,790
	San Jose CA GO	5.000%	9/1/45	10,000	11,198
	San Jose CA GO	5.000%	9/1/47	15,820	17,673
	San Jose Evergreen Community College District GO, Prere.	4.125%	9/1/24	8,435	8,864
	San Jose Financing Authority Lease (Abatement) Revenue (Civic Center Project), Prere.	5.000%	6/1/23	715	736
	San Jose Unified School District GO, Prere.	4.000%	8/1/24	165	173
	San Marcos Unified School District GO	0.000%	8/1/32	150	110
	San Marcos Unified School District GO	0.000%	8/1/51	100	30
	San Mateo County Community College District GO	5.000%	9/1/45	5,000	5,572
	San Mateo Foster City Public Financing Authority Sewer Revenue (Clean Water Program)	4.000%	8/1/44	1,125	1,153
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	3.000%	6/15/46	4,000	3,477
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	4.000%	7/15/52	3,015	3,065
	San Mateo Union High School District GO	4.000%	9/1/34	800	835
[1]	Sanger Unified School District COP	5.000%	6/1/49	1,000	1,064
[1]	Sanger Unified School District COP	5.000%	6/1/52	1,000	1,021
	Santa Barbara Secondary High School District GO	0.000%	8/1/36	200	116
	Santa Barbara Secondary High School District GO	0.000%	8/1/40	565	276
	Santa Clara County CA GO	3.250%	8/1/39	645	642
	Santa Clara Valley Water District Water Revenue	5.000%	6/1/46	1,085	1,164
	Silicon Valley Clean Water Lease Revenue	3.000%	3/1/24	175	178
	South San Francisco Public Facilities Financing Authority Lease (Abatement) Revenue	4.000%	6/1/46	2,500	2,554

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/24	295	314
	Southern California Water Replenishment District Lease (Non-Terminable) Revenue	5.000%	8/1/41	5,025	5,355
	Southwestern Community College District GO	0.000%	8/1/46	320	116
	Southwestern Community College District GO	4.000%	8/1/47	2,505	2,531
	State of California Department of Water Resources Water Revenue	5.000%	12/1/24	125	135
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Civic Center Project)	4.000%	4/1/50	6,500	6,645
	Tulare County Transportation Authority Sales Tax Revenue	5.000%	2/1/29	120	126
	Turlock Irrigation District Electric Power & Light Revenue	5.000%	1/1/41	2,020	2,199
[1]	Twin Rivers Unified School District GO	0.000%	8/1/41	80	36
	University of California College & University Revenue	5.000%	5/15/23	725	745
	University of California College & University Revenue	5.000%	5/15/25	380	414
	University of California College & University Revenue	5.000%	5/15/25	15	16
	University of California College & University Revenue	5.000%	5/15/27	110	120
	University of California College & University Revenue	5.000%	5/15/28	100	109
	University of California College & University Revenue	5.000%	5/15/29	875	897
	University of California College & University Revenue	5.000%	5/15/29	670	725
	University of California College & University Revenue	4.000%	5/15/32	12,420	12,564
	University of California College & University Revenue	5.000%	5/15/32	11,610	11,894
	University of California College & University Revenue	5.000%	5/15/32	1,000	1,077
	University of California College & University Revenue	5.000%	5/15/32	2,500	3,047
	University of California College & University Revenue	5.000%	5/15/33	700	717
	University of California College & University Revenue	5.000%	5/15/33	1,650	1,891
	University of California College & University Revenue	5.000%	5/15/34	4,675	4,787
	University of California College & University Revenue	5.000%	5/15/35	205	224
	University of California College & University Revenue	4.000%	5/15/36	875	905
	University of California College & University Revenue	5.000%	5/15/36	1,525	1,696
	University of California College & University Revenue	5.000%	5/15/36	4,600	5,108
	University of California College & University Revenue	5.000%	5/15/38	800	819
	University of California College & University Revenue	5.000%	5/15/38	8,060	8,780
	University of California College & University Revenue	5.000%	5/15/39	355	363
	University of California College & University Revenue	5.000%	5/15/39	1,255	1,450
	University of California College & University Revenue	5.000%	5/15/39	1,000	1,180

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of California College & University Revenue	4.000%	5/15/40	2,500	2,603
	University of California College & University Revenue	5.000%	5/15/40	1,150	1,225
	University of California College & University Revenue	5.000%	5/15/41	1,105	1,199
	University of California College & University Revenue	5.000%	5/15/41	1,000	1,147
	University of California College & University Revenue	5.000%	5/15/42	11,650	12,779
	University of California College & University Revenue	5.000%	5/15/42	1,000	1,144
	University of California College & University Revenue	5.000%	5/15/42	1,000	1,170
	University of California College & University Revenue	5.000%	5/15/43	18,920	21,077
	University of California College & University Revenue	4.000%	5/15/46	2,450	2,482
	University of California College & University Revenue	4.000%	5/15/46	2,015	2,070
	University of California College & University Revenue	5.000%	5/15/46	7,865	8,491
	University of California College & University Revenue	4.000%	5/15/47	560	569
	University of California College & University Revenue	4.000%	5/15/47	2,000	2,047
	University of California College & University Revenue	5.000%	5/15/47	4,780	5,213
	University of California College & University Revenue	5.000%	5/15/47	475	519
	University of California College & University Revenue	5.250%	5/15/47	4,080	4,503
	University of California College & University Revenue	4.000%	5/15/48	7,405	7,532
	University of California College & University Revenue	5.000%	5/15/48	9,185	10,176
	University of California College & University Revenue	5.000%	5/15/48	4,255	4,705
	University of California College & University Revenue	2.500%	5/15/50	3,000	2,212
	University of California College & University Revenue	4.000%	5/15/50	1,500	1,527
	University of California College & University Revenue	4.000%	5/15/51	10,000	10,199
	University of California College & University Revenue	4.000%	5/15/51	2,095	2,130
[2]	University of California College & University Revenue	4.000%	5/15/51	3,825	3,904
	University of California College & University Revenue	5.000%	5/15/52	10,000	10,877
	University of California College & University Revenue	5.000%	5/15/58	3,650	4,025
	University of California College & University Revenue	5.250%	5/15/58	725	811
	University of California College & University Revenue PUT	5.000%	5/15/23	1,745	1,787
	University of California College & University Revenue, Prere.	5.000%	5/15/23	520	534
	Upland Unified School District GO	0.000%	8/1/50	100	29
	Upper Santa Clara Valley Joint Powers Authority Intergovernmental Agreement Revenue	4.000%	8/1/45	2,635	2,657

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Val Verde Unified School District GO	4.000%	8/1/46	1,040	1,056
[1]	Val Verde Unified School District GO	3.000%	8/1/47	1,730	1,428
[1]	Val Verde Unified School District GO	4.000%	8/1/51	1,725	1,749
	Ventura County Public Financing Authority Lease (Abatement) Revenue, Prere.	4.000%	11/1/22	115	116
	Ventura County Public Financing Authority Lease (Abatement) Revenue, Prere.	5.000%	11/1/22	1,255	1,266
	Ventura County Public Financing Authority Lease (Abatement) Revenue, Prere.	5.000%	11/1/22	810	817
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/27	160	177
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/28	1,635	1,812
	Vista Unified School District GO, Prere.	5.000%	8/1/22	200	200
[8]	West Contra Costa Unified School District GO	0.000%	8/1/34	1,000	667
	West Contra Costa Unified School District GO, Prere.	5.125%	8/1/23	1,200	1,243
	Westside Union School District GO	0.000%	8/1/40	355	169
	Westside Union School District GO	0.000%	8/1/45	265	99
	William S Hart Union High School District GO	0.000%	8/1/33	850	597
[1]	William S Hart Union High School District GO	0.000%	8/1/35	1,455	941
	William S Hart Union High School District GO, Prere.	3.875%	8/1/23	130	133
	William S Hart Union High School District GO, Prere.	4.000%	8/1/23	375	384
[3]	Yosemite Community College District GO, 6.550% coupon rate effective 8/1/32	0.000%	8/1/42	1,180	968
	Yosemite Community College District GO, Prere.	5.000%	8/1/25	155	170
					3,240,021
Colorado (1.5%)
	Adams & Arapahoe Joint School District 28J Aurora GO	5.000%	12/1/30	2,395	2,675
	Adams & Weld Counties CO School District No. 27J Brighton GO	5.000%	12/1/40	8,675	9,370
	Adams 12 Five Star Schools GO	5.000%	12/15/32	3,050	3,388
	Adams 12 Five Star Schools GO	5.000%	12/15/35	300	332
	Adams County CO COP	4.000%	12/1/45	280	283
	Arapahoe County School District No. 5 Cherry Creek GO	5.000%	12/15/31	3,085	3,392
	Aurora CO Water Revenue, Prere.	5.000%	8/1/26	890	999
	Aurora CO Water Revenue, Prere.	5.000%	8/1/26	2,670	2,998
	Board of Governors of Colorado State University System College & University Revenue	4.000%	3/1/35	2,775	2,903
	Board of Governors of Colorado State University System College & University Revenue	4.000%	3/1/38	1,375	1,383
	Board of Governors of Colorado State University System College & University Revenue	4.000%	3/1/47	1,000	1,009
	Board of Governors of Colorado State University System College & University Revenue	4.000%	3/1/49	19,000	18,931
	Board of Governors of Colorado State University System College & University Revenue	4.125%	3/1/55	4,855	4,863
	Board of Governors of Colorado State University System College & University Revenue, Prere.	5.000%	3/1/25	175	189
	Board of Governors of Colorado State University System College & University Revenue, Prere.	5.000%	3/1/25	70	76
	Colorado COP	5.000%	12/15/30	1,040	1,202
	Colorado COP	5.000%	12/15/31	3,220	3,816
	Colorado COP	5.000%	3/15/32	55	61
	Colorado COP	4.000%	12/15/34	75	79
	Colorado COP	4.000%	12/15/35	5,805	6,031

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Colorado COP	4.000%	12/15/35	6,025	6,338
Colorado COP	4.000%	12/15/36	3,205	3,321
Colorado COP	4.000%	12/15/37	310	318
Colorado COP	4.000%	12/15/38	840	860
Colorado COP	6.000%	12/15/38	2,110	2,690
Colorado COP	6.000%	12/15/39	5,000	6,356
Colorado COP	4.000%	12/15/40	3,640	3,709
Colorado COP	6.000%	12/15/40	5,000	6,338
Colorado COP	6.000%	12/15/41	2,860	3,616
Colorado COP	5.250%	3/15/42	5,945	6,572
Colorado COP	4.000%	3/15/45	5,255	5,336
Colorado COP	4.000%	3/15/46	6,000	6,061
Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	4.000%	3/1/35	785	817
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/1/23	230	233
Colorado High Performance Transportation Enterprise Highway Revenue	5.000%	12/31/47	435	443
Colorado High Performance Transportation Enterprise Highway Revenue	5.000%	12/31/51	2,500	2,543
Colorado High Performance Transportation Enterprise Highway Revenue	5.000%	12/31/56	2,500	2,540
Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/25	1,100	1,214
Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/31	610	730
Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/31	540	646
Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/32	565	668
Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/32	655	775
Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/33	720	847
Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/33	500	588
Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/34	500	586
Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/35	500	585
Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/35	500	585
Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/43	50	52
Colorado Springs CO Utilities System Multiple Utility Revenue	4.000%	11/15/46	1,160	1,186
Denver Board of Water Commissioners City & County Water Revenue	4.000%	9/15/42	1,000	1,019
Denver City & County School District No. 1 GO	4.000%	12/1/26	1,955	2,092
Denver City & County School District No. 1 GO	4.000%	12/1/31	1,000	1,053
Denver City & County School District No. 1 GO	5.000%	12/1/32	4,000	4,733
Denver City & County School District No. 1 GO	5.000%	12/1/37	1,435	1,585
Denver City & County School District No. 1 GO	4.000%	12/1/41	200	204
Denver City & County School District No. 1 GO, Prere.	5.000%	12/1/22	15	15
Denver City & County School District No. 1 GO, Prere.	5.000%	12/1/22	400	405
Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/25	4,240	4,281

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/25	320	352
	Denver CO City & County Airport System Port, Airport & Marina Revenue	4.000%	11/15/31	110	110
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.250%	11/15/31	4,500	4,666
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/43	10,000	10,259
	Denver CO City & County Airport System Port, Airport & Marina Revenue, Prere.	5.000%	11/15/22	205	207
	Denver CO City & County Airport System Port, Airport & Marina Revenue, Prere.	5.000%	11/15/22	150	152
	Denver CO City & County GO	5.000%	8/1/27	3,350	3,852
	Denver CO City & County GO	5.000%	8/1/28	3,425	4,003
	Denver CO City & County GO	5.000%	8/1/30	1,030	1,242
	Denver CO City & County Hotel Occupancy Tax Revenue	0.000%	8/1/35	3,500	2,193
	Denver CO City & County Hotel Occupancy Tax Revenue	0.000%	8/1/36	3,000	1,793
	Denver CO City & County Hotel Occupancy Tax Revenue	0.000%	8/1/37	3,000	1,711
	Denver CO City & County Hotel Occupancy Tax Revenue	0.000%	8/1/38	2,500	1,363
	Denver CO City & County Hotel Occupancy Tax Revenue	0.000%	8/1/39	2,500	1,303
	Denver CO City & County Hotel Occupancy Tax Revenue	5.000%	8/1/48	4,000	4,342
	Denver CO City & County Sales Tax Revenue	5.000%	8/1/42	5,000	5,421
	Denver CO City & County Sales Tax Revenue	5.000%	8/1/44	540	584
	Denver CO City & County Sales Tax Revenue	4.000%	8/1/46	9,745	9,802
[8]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/25	85	79
[8]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/29	4,270	3,420
[8]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/30	785	603
[8]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/32	210	147
	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/35	235	142
[8]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/37	350	172
	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/37	5,000	2,740
	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/40	600	281
	E-470 Public Highway Authority Highway Revenue	5.000%	9/1/40	2,800	2,939
[4]	E-470 Public Highway Authority Highway Revenue PUT, SOFR + 0.350%	1.878%	9/1/24	600	595
[8]	E-470 Public Highway Authority Miscellaneous Revenue	0.000%	9/1/34	1,525	972
	El Paso County School District No. 12 Cheyenne Mountain GO, Prere.	5.000%	9/15/24	1,145	1,224
	El Paso County School District No. 20 Academy GO	4.000%	12/15/40	100	102
	Larimer County School District No. R-1 Poudre GO	5.000%	12/15/31	1,010	1,171
	Northern Colorado Water Conservancy District Lease (Appropriation) COP	5.250%	7/1/52	2,100	2,381

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Parker Water & Sanitation District Water Revenue	5.000%	11/1/42	1,115	1,236
Regional Transportation District COP	4.375%	6/1/39	1,400	1,405
Regional Transportation District COP	5.000%	6/1/39	11,940	12,135
Regional Transportation District COP	4.000%	6/1/40	415	420
Regional Transportation District COP	4.500%	6/1/44	4,375	4,396
Regional Transportation District Sales Tax Revenue	4.000%	7/15/34	160	163
Regional Transportation District Sales Tax Revenue	5.000%	11/1/34	105	118
Regional Transportation District Sales Tax Revenue	4.000%	7/15/35	160	163
Regional Transportation District Sales Tax Revenue	4.000%	7/15/36	75	76
Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/27	90	104
Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/28	2,515	2,944
Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/29	195	232
Regional Transportation District Sales Tax Revenue (Fastracks Project)	4.250%	11/1/36	660	760
Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/46	24,555	26,733
Regional Transportation District Sales Tax Revenue (Fastracks Project), Prere.	5.000%	11/1/22	2,500	2,522
Regional Transportation District Sales Tax Revenue, Prere.	5.000%	11/1/22	800	807
University of Colorado College & University Revenue	4.000%	6/1/43	3,050	3,103
University of Colorado College & University Revenue, Prere.	5.000%	6/1/23	125	129
University of Colorado College & University Revenue, Prere.	5.000%	6/1/24	165	175
University of Colorado College & University Revenue, Prere.	4.000%	6/1/28	250	277
Weld County School District No. 6 Greeley GO	5.000%	12/1/44	17,315	19,434
Weld County School District No. 6 Greeley GO	4.000%	12/1/45	5,000	5,108
				298,683
Connecticut (1.8%)
Connecticut GO	4.000%	9/15/22	2,500	2,508
Connecticut GO	5.000%	9/15/22	355	357
Connecticut GO	5.000%	10/15/22	170	171
Connecticut GO	5.000%	10/15/22	180	181
Connecticut GO	5.000%	11/15/22	135	136
Connecticut GO	5.000%	3/15/23	2,000	2,044
Connecticut GO	5.000%	7/15/23	250	258
Connecticut GO	5.000%	10/15/23	650	677
Connecticut GO	5.000%	11/15/23	2,090	2,181
Connecticut GO	5.000%	3/15/24	410	432
Connecticut GO	5.000%	4/15/24	1,080	1,141
Connecticut GO	5.000%	5/15/24	100	106
Connecticut GO	4.000%	6/15/24	220	230
Connecticut GO	5.000%	7/15/24	1,485	1,580
Connecticut GO	5.000%	7/15/24	1,400	1,490
Connecticut GO	5.000%	8/15/24	1,050	1,087
Connecticut GO	5.000%	9/15/24	435	465
Connecticut GO	5.000%	10/15/24	120	125
Connecticut GO	5.000%	5/15/25	1,110	1,207

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Connecticut GO	5.000%	6/15/25	820	894
Connecticut GO	5.000%	9/15/25	175	192
Connecticut GO	5.000%	10/15/25	5,160	5,672
Connecticut GO	5.000%	10/15/25	155	161
Connecticut GO	5.000%	11/15/25	650	716
Connecticut GO	5.000%	5/15/26	980	1,091
Connecticut GO	5.000%	6/15/26	1,660	1,808
Connecticut GO	5.000%	9/15/26	175	196
Connecticut GO	5.000%	10/15/26	725	815
Connecticut GO	5.000%	10/15/26	2,425	2,520
Connecticut GO	5.000%	11/15/26	1,400	1,542
Connecticut GO	5.000%	1/15/27	2,145	2,421
Connecticut GO	5.000%	4/15/27	2,755	3,126
Connecticut GO	5.000%	4/15/27	2,000	2,270
Connecticut GO	5.000%	5/15/27	520	578
Connecticut GO	5.000%	6/15/27	850	925
Connecticut GO	5.000%	8/15/27	500	559
Connecticut GO	5.000%	9/15/27	165	189
Connecticut GO	5.000%	10/15/27	220	228
Connecticut GO	5.000%	11/15/27	1,895	2,082
Connecticut GO	4.000%	1/15/28	4,885	5,364
Connecticut GO	5.000%	4/15/28	1,000	1,155
Connecticut GO	5.000%	4/15/28	1,250	1,443
Connecticut GO	4.000%	9/15/28	265	266
Connecticut GO	5.000%	9/15/28	190	221
Connecticut GO	5.000%	11/15/28	470	514
Connecticut GO	4.000%	1/15/29	1,015	1,114
Connecticut GO	5.000%	4/15/29	300	337
Connecticut GO	5.000%	6/15/29	1,300	1,405
Connecticut GO	4.000%	1/15/30	960	1,055
Connecticut GO	5.000%	4/15/30	1,160	1,352
Connecticut GO	5.000%	9/15/30	230	275
Connecticut GO	4.000%	1/15/31	7,000	7,692
Connecticut GO	4.000%	1/15/31	1,325	1,456
Connecticut GO	5.000%	9/15/31	210	211
Connecticut GO	5.000%	9/15/31	1,000	1,203
Connecticut GO	3.000%	1/15/32	8,575	8,586
Connecticut GO	4.000%	1/15/32	725	796
Connecticut GO	4.000%	3/1/32	18,655	18,821
Connecticut GO	5.000%	4/15/32	175	194
Connecticut GO	5.000%	6/15/32	1,500	1,614
Connecticut GO	5.000%	11/15/32	125	136
Connecticut GO	3.000%	1/15/33	1,210	1,203
Connecticut GO	4.000%	1/15/33	3,000	3,260
Connecticut GO	4.000%	3/1/33	13,700	13,818
Connecticut GO	5.000%	4/15/33	100	110
Connecticut GO	5.000%	10/15/33	2,800	3,056
Connecticut GO	3.000%	1/15/34	2,100	2,062
Connecticut GO	4.000%	1/15/34	2,075	2,220
Connecticut GO	4.000%	6/15/34	3,000	3,086
Connecticut GO	5.000%	10/15/34	100	109
Connecticut GO	5.000%	11/15/34	1,000	1,082
Connecticut GO	5.000%	11/15/35	5,000	5,402
Connecticut GO	3.000%	1/15/36	5,595	5,304
Connecticut GO	4.000%	1/15/36	3,690	3,853
Connecticut GO	4.000%	6/1/36	1,250	1,294
Connecticut GO	4.000%	1/15/37	3,805	3,962
Connecticut GO	3.000%	1/15/38	3,375	3,122

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Connecticut GO	4.000%	1/15/38	300	309
Connecticut GO	3.000%	6/1/38	1,000	922
Connecticut GO	4.000%	1/15/39	1,000	1,035
Connecticut GO	3.000%	1/15/40	2,750	2,490
Connecticut GO	2.000%	1/15/41	1,835	1,329
Connecticut GO	3.000%	1/15/41	6,260	5,504
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/22	100	100
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/22	170	170
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/23	5,940	6,025
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/23	60	61
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/23	240	248
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/23	100	104
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/24	1,445	1,512
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/24	265	283
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/24	295	306
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/25	1,500	1,521
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/25	500	543
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/25	275	300
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/25	1,000	1,065
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/25	3,710	4,063
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/25	4,710	4,890
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/26	205	224
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/26	515	548
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/26	1,135	1,272
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/26	205	213
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/27	1,005	1,133
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/27	2,000	2,272
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/27	4,810	5,238
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/27	5,350	5,697
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/27	1,720	1,924
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/27	3,260	3,382
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/28	320	347
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/28	885	983
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/29	395	400
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/29	3,335	3,913
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/29	2,170	2,546
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/29	150	159
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/29	6,140	6,795
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/29	175	181
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/30	1,930	2,087
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/30	155	171
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/30	225	233
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/31	410	443
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/32	3,130	3,718
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/32	475	512
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/33	140	151
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/33	6,740	7,137
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/33	12,180	12,597
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/34	3,000	3,512
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/34	100	107
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/34	7,100	7,510
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	11/1/34	6,000	7,063
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/35	2,500	2,776
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/35	3,590	3,855
Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	9/1/35	115	119
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	11/1/35	670	786
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	11/1/36	7,545	8,769
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/37	1,175	1,331

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	11/1/37	1,290	1,332
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/38	1,500	1,655
Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/38	10,255	10,569
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/38	750	848
Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/39	415	427
Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	11/1/39	1,570	1,615
Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/40	430	441
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/40	500	564
Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	11/1/40	3,725	3,817
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/41	7,645	8,660
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	11/1/41	2,150	2,449
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/29	8,400	9,976
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/45	1,550	1,594
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.100%	2/7/23	3,050	3,034
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	0.375%	7/12/24	3,000	2,894
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.000%	7/1/26	1,100	1,085
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	5.000%	2/1/28	2,250	2,607
University of Connecticut College & University Revenue	5.000%	5/1/32	1,105	1,326
University of Connecticut College & University Revenue	5.000%	5/1/33	2,680	3,176
University of Connecticut College & University Revenue	5.000%	5/1/34	4,680	5,493
				348,960
Delaware (0.2%)
Delaware GO	5.000%	7/1/23	2,835	2,925
Delaware River & Bay Authority Highway Revenue	3.000%	1/1/35	3,240	3,183
Delaware River & Bay Authority Highway Revenue	5.000%	1/1/42	105	106
Delaware Transportation Authority Fuel Sales Tax Revenue	5.000%	7/1/30	1,800	2,166
Delaware Transportation Authority Highway Revenue	5.000%	6/1/55	15,295	16,019
University of Delaware College & University Revenue	5.000%	11/1/40	500	613
University of Delaware College & University Revenue	5.000%	11/1/41	755	923
University of Delaware College & University Revenue	5.000%	11/1/42	750	918
University of Delaware College & University Revenue	5.000%	11/1/43	485	594
University of Delaware College & University Revenue	5.000%	11/1/44	465	571
University of Delaware College & University Revenue	5.000%	11/1/45	500	615
University of Delaware College & University Revenue, Prere.	5.000%	5/1/23	2,500	2,565
				31,198
District of Columbia (1.4%)
District of Columbia Appropriations Revenue	5.000%	12/1/33	3,175	3,664
District of Columbia Appropriations Revenue	5.000%	12/1/34	2,340	2,687
District of Columbia College & University Revenue	5.000%	4/1/30	1,410	1,555

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	District of Columbia College & University Revenue	5.000%	4/1/34	270	294
	District of Columbia GO	5.000%	6/1/23	875	901
	District of Columbia GO	5.000%	6/1/24	265	273
	District of Columbia GO	5.000%	6/1/24	250	265
	District of Columbia GO	5.000%	6/1/25	4,620	4,749
	District of Columbia GO	5.000%	10/15/25	2,325	2,560
	District of Columbia GO	5.000%	6/1/27	235	242
	District of Columbia GO	5.000%	10/15/29	205	241
	District of Columbia GO	5.000%	6/1/30	545	559
	District of Columbia GO	5.000%	10/15/30	190	223
	District of Columbia GO	5.000%	6/1/31	8,965	9,385
	District of Columbia GO	5.000%	6/1/33	7,095	7,404
	District of Columbia GO	4.000%	6/1/34	2,490	2,601
	District of Columbia GO	5.000%	6/1/34	2,470	2,748
	District of Columbia GO	5.000%	6/1/35	1,635	1,705
	District of Columbia GO	4.000%	6/1/36	555	581
	District of Columbia GO	5.000%	6/1/36	405	431
	District of Columbia GO	5.000%	6/1/36	3,000	3,327
	District of Columbia GO	4.000%	6/1/37	875	905
	District of Columbia GO	5.000%	6/1/37	2,240	2,475
	District of Columbia GO	5.000%	6/1/38	865	899
	District of Columbia GO	4.000%	6/1/41	180	184
	District of Columbia GO	5.000%	6/1/41	1,255	1,355
	District of Columbia GO	5.000%	6/1/41	3,265	3,559
	District of Columbia GO	5.000%	6/1/43	3,250	3,588
	District of Columbia GO	5.000%	10/15/44	2,580	2,880
	District of Columbia Income Tax Revenue	5.000%	10/1/22	370	372
	District of Columbia Income Tax Revenue	5.000%	12/1/23	1,390	1,406
[7]	District of Columbia Income Tax Revenue	5.000%	12/1/24	25,000	26,813
[7]	District of Columbia Income Tax Revenue	5.000%	12/1/25	8,250	9,084
	District of Columbia Income Tax Revenue	5.000%	12/1/26	9,000	9,105
	District of Columbia Income Tax Revenue	5.000%	10/1/27	355	409
	District of Columbia Income Tax Revenue	5.000%	12/1/27	4,550	4,603
	District of Columbia Income Tax Revenue	5.000%	10/1/28	1,095	1,283
	District of Columbia Income Tax Revenue	5.000%	3/1/29	140	165
	District of Columbia Income Tax Revenue	5.000%	10/1/29	765	912
	District of Columbia Income Tax Revenue	5.000%	10/1/30	5,045	6,111
	District of Columbia Income Tax Revenue	5.000%	12/1/31	1,470	1,487
[7]	District of Columbia Income Tax Revenue	5.000%	12/1/32	6,000	7,466
	District of Columbia Income Tax Revenue	5.000%	3/1/33	2,500	2,917
	District of Columbia Income Tax Revenue	5.000%	3/1/35	105	121
	District of Columbia Income Tax Revenue	5.000%	3/1/36	1,345	1,548
	District of Columbia Income Tax Revenue	4.000%	3/1/37	5,000	5,232
	District of Columbia Income Tax Revenue	4.000%	12/1/37	100	101
	District of Columbia Income Tax Revenue	5.000%	3/1/38	4,855	5,576
	District of Columbia Income Tax Revenue	5.000%	3/1/39	7,975	9,127
	District of Columbia Income Tax Revenue	4.000%	3/1/40	6,000	6,213
	District of Columbia Income Tax Revenue	5.000%	3/1/44	5,995	6,727
	District of Columbia Income Tax Revenue	4.000%	3/1/45	2,000	2,058
[1]	District of Columbia Water & Sewer Authority Water Revenue	5.500%	10/1/23	485	498
	District of Columbia Water & Sewer Authority Water Revenue	4.000%	10/1/47	7,500	7,593
	District of Columbia Water & Sewer Authority Water Revenue	4.000%	10/1/49	2,285	2,304
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/52	1,960	2,127

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	District of Columbia Water & Sewer Authority Water Revenue, Prere.	5.000%	10/1/23	7,060	7,337
	District of Columbia Water & Sewer Authority Water Revenue, Prere.	5.000%	10/1/23	500	520
[9]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/31	505	374
[9]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/33	195	132
[9]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/35	2,000	1,228
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/37	1,610	789
[9]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/39	510	255
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/39	90	43
[9]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/40	1,000	472
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/44	1,000	969
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/44	2,500	2,741
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/49	16,525	15,686
[1]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	3.000%	10/1/50	1,000	812
[1]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/52	28,000	28,025
[1]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	2.750%	10/1/53	5,000	3,691
[1]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	3.000%	10/1/53	4,200	3,431
[1]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/53	4,000	3,973
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/53	3,895	3,665
[9]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue, Prere.	6.500%	10/1/26	6,525	7,751
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/30	4,665	5,600
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/32	7,430	8,906
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/37	115	133
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/1/42	2,040	2,219
	Washington Metropolitan Area Transit Authority Transit Revenue	4.000%	7/15/45	3,400	3,435
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/46	1,395	1,590
					287,375
Florida (3.2%)
	Broward County FL Airport System Port, Airport & Marina Revenue	4.000%	10/1/42	490	490
	Broward County FL Airport System Port, Airport & Marina Revenue, Prere.	5.000%	10/1/22	4,685	4,713
	Broward County FL Airport System Port, Airport & Marina Revenue, Prere.	5.000%	10/1/22	450	453
	Broward County FL Airport System Port, Airport & Marina Revenue, Prere.	5.250%	10/1/23	500	521
	Broward County FL School District COP	5.000%	7/1/23	2,855	2,938

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Broward County FL School District COP	5.000%	7/1/23	250	257
	Broward County FL School District COP	5.000%	7/1/24	195	206
	Broward County FL School District COP	5.000%	7/1/25	450	490
	Broward County FL School District COP	5.000%	7/1/25	1,225	1,335
	Broward County FL School District COP	5.000%	7/1/27	105	120
	Broward County FL School District GO	5.000%	7/1/47	1,540	1,705
	Broward County FL Water & Sewer Utility Water Revenue	4.000%	10/1/42	5,500	5,694
	Broward County FL Water & Sewer Utility Water Revenue, Prere.	5.000%	10/1/22	465	468
	Cape Coral FL Water & Sewer Water Revenue	4.000%	10/1/42	3,895	3,959
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/26	1,560	1,735
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/28	100	111
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/28	8,730	10,126
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/30	1,180	1,240
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/31	1,520	1,586
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/31	4,800	5,770
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/32	3,000	3,563
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/33	305	334
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/33	8,830	10,400
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/34	280	307
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/34	3,785	4,429
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/35	500	515
[1]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/35	2,500	2,668
	Central Florida Expressway Authority Highway Revenue	3.250%	7/1/36	150	150
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/36	695	712
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/37	1,050	1,072
[1]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/37	2,250	2,366
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/38	1,020	1,037
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/39	1,505	1,524
[1]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/39	3,350	3,446
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/40	2,000	2,022
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/41	1,860	1,883
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/42	2,220	2,396
	Ciy of Jacksonville Sales Tax Revenue	5.000%	10/1/24	1,350	1,358
	Deerfield Beach FL Miscellaneous Revenue	5.250%	12/1/41	3,255	3,706
	Florida Department of Management Services COP	5.000%	11/1/27	1,815	2,082

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Florida Department of Transportation Turnpike System Highway Revenue	3.000%	7/1/38	3,085	2,890
	Florida GO	5.000%	6/1/23	1,360	1,399
	Florida GO	5.000%	6/1/23	150	154
	Florida GO	5.000%	6/1/23	150	154
	Florida GO	5.000%	6/1/25	20,000	21,808
	Florida GO	5.000%	6/1/26	370	414
	Florida GO	4.000%	7/1/30	730	796
	Florida GO	5.000%	6/1/33	17,500	21,755
	Florida GO	4.000%	7/1/43	1,225	1,250
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/42	560	574
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/47	4,500	4,593
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	3.000%	12/1/48	4,055	3,120
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	4.000%	12/1/50	3,750	3,655
	Florida Keys Aqueduct Authority Water Revenue	5.000%	9/1/41	2,750	2,915
	Florida Keys Aqueduct Authority Water Revenue	5.000%	9/1/49	3,500	3,691
	Florida Lottery Revenue	5.000%	7/1/24	1,430	1,517
	Florida Lottery Revenue	5.000%	7/1/25	1,920	2,098
	Florida Lottery Revenue	5.000%	7/1/25	3,600	3,934
	Florida Lottery Revenue	5.000%	7/1/26	1,660	1,860
	Florida Lottery Revenue	5.000%	7/1/28	1,465	1,709
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/22	325	327
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/24	650	694
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/27	225	251
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/28	805	893
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/29	305	337
	Florida Municipal Power Agency Electric Power & Light Revenue	4.000%	10/1/30	1,330	1,428
[1]	Fort Pierce Utilities Authority Multi Utility Revenue	4.000%	10/1/52	1,500	1,511
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/39	400	401
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/43	40	44
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/44	5,330	5,501
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/48	10	11
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/52	3,000	3,021
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue, Prere.	5.000%	10/1/24	12,535	13,406
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue, Prere.	5.000%	10/1/24	17,000	18,182
	Hillsborough County School Board (Master Lease Program) COP	5.000%	7/1/26	375	406
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/30	785	835
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/30	525	585

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/31	515	547
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/31	325	362
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/26	1,075	1,196
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/27	1,250	1,418
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/29	2,240	2,521
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/30	1,000	1,121
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/38	2,200	2,246
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/39	30	31
	JEA Electric System Electric Power & Light Revenue, Prere.	5.000%	10/1/22	385	387
	JEA Electric System Electric Power & Light Revenue, Prere.	5.000%	10/1/22	625	629
	JEA Electric System Electric Power & Light Revenue, Prere.	5.000%	4/1/23	440	450
	JEA Electric System Electric Power & Light Revenue, Prere.	5.000%	4/1/23	360	368
	JEA Electric System Electric Power & Light Revenue, Prere.	5.000%	10/1/23	10	10
[2]	Lake Worth Beach FL Consolidated Utility Revenue	4.000%	10/1/52	3,250	3,261
	Martin County Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/24	7,230	7,734
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/40	3,500	3,775
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/45	1,900	2,038
	Miami Beach FL Stormwater Sewer Revenue	5.000%	9/1/47	10,405	10,423
	Miami Beach FL Water & Sewer Water Revenue	5.000%	9/1/47	8,255	9,100
[1]	Miami Beach Redevelopment Agency Tax Allocation Revenue	5.000%	2/1/40	270	281
[1]	Miami Beach Redevelopment Agency Tax Allocation Revenue	5.000%	2/1/44	235	244
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/30	2,150	2,265
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/32	100	105
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/40	335	348
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/42	230	232
	Miami-Dade County Educational Facilities Authority College & University Revenue	4.000%	4/1/45	375	363
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/45	1,780	1,838
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/23	185	190
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/24	3,070	3,233
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/25	735	778
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/26	100	106
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/27	2,080	2,199
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/30	815	882

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/40	5,470	5,499
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/44	260	269
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/34	255	279
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/45	8,400	9,047
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/23	2,500	2,589
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/26	765	832
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/28	960	1,052
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/30	1,360	1,477
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/37	935	979
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/41	10,135	10,758
	Miami-Dade County FL Aviation Revenue Sales Tax Revenue	5.000%	7/1/43	1,100	1,215
	Miami-Dade County FL GO	5.000%	7/1/33	5,060	5,546
	Miami-Dade County FL GO	4.000%	7/1/35	110	112
	Miami-Dade County FL GO	5.000%	7/1/37	1,325	1,445
	Miami-Dade County FL GO	5.000%	7/1/48	2,200	2,437
	Miami-Dade County FL Hotel Occupancy Tax Revenue, Prere.	4.000%	10/1/22	155	156
	Miami-Dade County FL Hotel Occupancy Tax Revenue, Prere.	5.000%	10/1/22	4,935	4,964
	Miami-Dade County FL Hotel Occupancy Tax Revenue, Prere.	5.000%	10/1/22	5,000	5,030
	Miami-Dade County FL Hotel Occupancy Tax Revenue, Prere.	5.000%	10/1/22	3,570	3,591
	Miami-Dade County FL Hotel Occupancy Tax Revenue, Prere.	5.000%	10/1/22	1,450	1,459
[1]	Miami-Dade County FL Hotel Occupancy Tax Revenue, Prere.	5.000%	10/1/22	170	171
[1]	Miami-Dade County FL Hotel Occupancy Tax Revenue, Prere.	5.000%	10/1/22	35	35
[2]	Miami-Dade County FL Hotel Occupancy Tax Revenue, Prere.	5.000%	10/1/22	25	25
	Miami-Dade County FL Miscellaneous Taxes Revenue	5.000%	10/1/34	2,140	2,320
	Miami-Dade County FL Miscellaneous Taxes Revenue	5.000%	10/1/35	1,115	1,207
[9]	Miami-Dade County FL Recreational Revenue	6.875%	10/1/34	715	924
[9]	Miami-Dade County FL Recreational Revenue	7.000%	10/1/39	100	129
[9]	Miami-Dade County FL Recreational Revenue	0.000%	10/1/48	1,240	396
[9]	Miami-Dade County FL Recreational Revenue	0.000%	4/1/49	1,975	580
	Miami-Dade County FL Special Obligation Revenue	4.000%	4/1/35	12,410	13,051
	Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/38	1,530	1,558
	Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/49	1,000	1,001
	Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/22	120	121
	Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/23	1,255	1,304

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/25	1,480	1,617
	Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/26	3,970	4,343
	Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/30	1,345	1,449
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/36	1,750	1,810
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/38	4,250	4,340
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/41	2,125	2,174
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/44	1,860	1,880
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/46	2,200	2,200
	Miami-Dade County FL Water & Sewer Water Revenue	3.375%	10/1/47	1,215	1,094
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/48	3,420	3,424
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/48	6,515	6,547
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/49	32,525	32,593
	Miami-Dade County FL Water & Sewer Water Revenue, Prere.	5.000%	10/1/22	1,830	1,841
	Miami-Dade County FL Water & Sewer Water Revenue, Prere.	5.000%	10/1/23	4,000	4,159
	Miami-Dade County FL Water & Sewer Water Revenue, Prere.	5.000%	10/1/23	250	260
	Miami-Dade County FL Water & Sewer Water Revenue, Prere.	5.250%	10/1/23	250	261
[1]	Miami-Dade County FL Water Revenue	5.250%	10/1/22	100	101
	Miami-Dade County FL Water Revenue	5.000%	10/1/28	1,000	1,138
	Miami-Dade County FL Water Revenue	4.000%	10/1/42	3,965	4,045
	Miami-Dade County FL Water Revenue	4.000%	10/1/44	1,875	1,888
	Miami-Dade County FL Water Revenue	4.000%	10/1/51	4,000	4,012
	Miami-Dade County School Board COP	5.000%	2/1/24	1,335	1,400
	Miami-Dade County School Board COP	5.000%	2/1/25	220	237
	Miami-Dade County School Board COP	5.000%	2/1/26	1,810	1,995
	Miami-Dade County School Board COP	5.000%	5/1/27	3,000	3,220
	Miami-Dade County School Board COP	5.000%	5/1/28	1,340	1,431
	Miami-Dade County School Board GO	5.000%	3/15/44	7,370	7,607
	Miami-Dade County School Board GO	5.000%	3/15/46	3,250	3,465
	Miami-Dade County Seaport Department Port, Airport & Marina Revenue, Prere.	5.500%	10/1/23	8,460	8,840
[1]	Miami-Dade Seaport Department County Port, Airport & Marina Revenue	4.000%	10/1/49	15,000	14,863
	Mid-Bay Bridge Authority Highway Revenue	5.000%	10/1/35	5,000	5,202
[1]	Mid-Bay Bridge Authority Highway Revenue	4.000%	10/1/40	270	271
	Orange County Convention Center Hotel Occupancy Tax Revenue	5.000%	10/1/22	405	408
	Orange County Convention Center Hotel Occupancy Tax Revenue	5.000%	10/1/23	75	78
	Orange County Convention Center Hotel Occupancy Tax Revenue	5.000%	10/1/24	1,260	1,343
	Orange County Convention Center Miscellaneous Taxes Revenue	4.000%	10/1/33	2,085	2,155
	Orange County Convention Center Miscellaneous Taxes Revenue	4.000%	10/1/34	1,185	1,222

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Orange County Convention Center Miscellaneous Taxes Revenue	4.000%	10/1/36	350	356
	Orange County Convention Center Miscellaneous Taxes Revenue	4.000%	10/1/36	205	209
	Orange County School Board COP	5.000%	8/1/32	3,600	4,377
	Orange County School Board COP	5.000%	8/1/33	1,360	1,502
	Orange County School Board COP	5.000%	8/1/34	1,500	1,654
	Orange County School Board COP, Prere.	5.000%	8/1/25	1,680	1,829
	Orange County School Board COP, Prere.	5.000%	8/1/25	200	218
	Orlando FL Miscellaneous Taxes Revenue, Prere.	5.000%	5/1/24	310	328
	Orlando FL Miscellaneous Taxes Revenue, Prere.	5.000%	5/1/24	2,865	3,029
	Orlando FL Miscellaneous Taxes Revenue, Prere.	5.250%	5/1/24	200	212
	Orlando Utilities Commission Water Revenue	5.000%	10/1/23	580	603
	Orlando Utilities Commission Water Revenue	5.000%	10/1/24	25	27
	Orlando Utilities Commission Water Revenue	5.000%	10/1/25	1,000	1,097
	Orlando-Orange County Expressway Authority Highway Revenue, Prere.	5.000%	7/1/23	425	438
[3]	Osceola County Expressway Authority Highway Revenue, 5.800% coupon rate effective 10/1/24, Prere.	0.000%	10/1/31	45	51
[3]	Osceola County Expressway Authority Highway Revenue, 6.150% coupon rate effective 10/1/24, Prere.	0.000%	10/1/31	590	677
	Osceola County Expressway Authority Highway Revenue, ETM	0.000%	10/1/22	250	249
	Osceola County Expressway Authority Highway Revenue, Prere.	5.375%	10/1/24	570	615
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/30	220	157
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/34	465	274
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/36	1,230	656
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/36	1,095	1,173
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/37	970	492
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/38	620	299
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/39	375	171
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/44	2,945	3,100
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/48	1,500	423
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/49	3,250	871
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/49	2,800	2,927
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/50	5,175	1,316
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/51	3,000	724
	Osceola County FL Transportation Highway Revenue	4.000%	10/1/54	4,500	4,214
	Osceola FL Transportation County Highway Revenue	0.000%	10/1/43	1,205	444
	Osceola FL Transportation County Highway Revenue	0.000%	10/1/44	1,315	459
	Osceola FL Transportation County Highway Revenue	0.000%	10/1/45	1,535	507

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Osceola FL Transportation County Highway Revenue	0.000%	10/1/46	2,600	813
	Osceola FL Transportation County Highway Revenue	0.000%	10/1/47	3,250	965
	Palm Beach County School District COP	5.000%	8/1/26	1,135	1,270
	Palm Beach County School District COP	5.000%	8/1/26	275	299
	Palm Beach County School District COP	5.000%	8/1/27	815	931
	Palm Beach County School District COP	5.000%	8/1/27	2,960	3,210
	Palm Beach County School District COP	5.000%	8/1/28	220	254
	Palm Beach County School District COP	5.000%	8/1/31	150	161
	Palm Beach County School District COP	5.000%	8/1/33	3,975	4,562
	Palm Beach County School District COP	5.000%	8/1/34	3,900	4,454
	Palm Beach FL Water & Sewer Revenue County Water Revenue, Prere.	5.000%	10/1/23	250	260
	Pasco County FL Water & Sewer Water Revenue	4.000%	10/1/44	5,255	5,283
	Pasco County School Board COP	5.000%	8/1/32	1,000	1,197
[2]	Polk County FL Utility System Water Revenue, Prere.	5.000%	10/1/23	6,500	6,720
	Port St. Lucie FL	3.250%	7/1/45	105	97
	Reedy Creek Improvement District GO, Prere.	5.000%	6/1/23	1,565	1,610
	Reedy Creek Improvement District GO, Prere.	5.250%	6/1/23	885	912
	School Board of Miami-Dade County COP	5.000%	5/1/26	1,685	1,812
	School Board of Miami-Dade County COP	5.000%	2/1/27	1,520	1,665
	School Board of Miami-Dade County COP	5.000%	2/1/29	10,000	10,802
	School Board of Miami-Dade County COP	5.000%	2/1/30	5,000	5,387
	School Board of Miami-Dade County GO, Prere.	5.000%	3/15/23	2,465	2,519
	School District of Broward County COP	5.000%	7/1/30	310	368
	School District of Broward County COP	5.000%	7/1/36	2,585	2,998
	South Florida Water Management District COP	5.000%	10/1/33	420	461
	South Florida Water Management District COP	5.000%	10/1/35	75	82
	St. Johns County FL Water & Sewer Revenue, Prere.	5.000%	6/1/24	700	742
	St. Johns County FL Water & Sewer Revenue, Prere.	5.000%	6/1/24	1,000	1,061
	Tampa FL Appropriations Revenue	2.250%	10/1/51	5,000	3,446
	Tampa FL College & University Revenue	5.000%	4/1/45	2,175	2,314
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.250%	9/1/27	635	702
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/30	250	273
	Tampa FL Water & Wastewater System Water Revenue	5.000%	10/1/46	3,370	3,844
	Tampa FL Water & Wastewater System Water Revenue	5.000%	10/1/47	3,000	3,507
	Tampa FL Water & Wastewater System Water Revenue	4.000%	10/1/48	2,300	2,355
	Tampa FL Water & Wastewater System Water Revenue	5.000%	10/1/52	3,000	3,460
	Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/42	4,250	4,312
	Tampa-Hillsborough County Expressway Authority Highway Revenue	5.000%	7/1/47	3,710	3,979
	Tampa-Hillsborough County Expressway Authority Highway Revenue	5.000%	7/1/48	1,925	2,089
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/30	1,000	1,053
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/31	520	547
[2]	Wildwood Utility Dependent District Water Revenue	5.000%	10/1/46	4,020	4,509

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Wildwood Utility Dependent District Water Revenue	5.000%	10/1/52	7,500	8,308
					636,429
Georgia (2.2%)
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	1/1/25	1,555	1,624
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	1/1/26	4,465	4,659
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	1/1/28	1,775	1,850
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	1/1/29	295	307
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	1/1/31	3,670	3,811
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/37	15,000	16,891
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/38	1,680	1,887
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/40	1,000	1,119
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/25	1,720	1,874
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/27	150	171
[1]	Atlanta GA Water & Wastewater Water Revenue	5.250%	11/1/27	160	182
[8]	Atlanta GA Water & Wastewater Water Revenue	5.500%	11/1/27	1,515	1,694
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/28	270	292
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/29	215	232
[1]	Atlanta GA Water & Wastewater Water Revenue	5.750%	11/1/30	2,020	2,524
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/32	1,000	1,072
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/40	9,875	10,480
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/41	285	316
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/47	5,275	5,804
	Atlanta GA Water & Wastewater Water Revenue, Prere.	5.000%	5/1/25	2,270	2,469
	Atlanta GA Water & Wastewater Water Revenue, Prere.	5.000%	5/1/25	260	283
	Atlanta GA Water & Wastewater Water Revenue, Prere.	5.000%	5/1/25	2,775	3,018
	DeKalb County GA Water & Sewerage Water Revenue	5.250%	10/1/41	5,405	5,416
	Georgia GO	5.000%	8/1/22	265	265
	Georgia GO	4.500%	11/1/22	210	210
	Georgia GO	5.000%	1/1/23	1,175	1,192
	Georgia GO	5.000%	7/1/23	2,000	2,063
	Georgia GO	5.000%	7/1/23	220	227
	Georgia GO	5.000%	8/1/23	7,000	7,239
	Georgia GO	4.000%	10/1/23	100	100
	Georgia GO	5.000%	12/1/23	200	209
	Georgia GO	4.000%	1/1/25	1,195	1,262
	Georgia GO	5.000%	1/1/25	375	381
	Georgia GO	5.000%	2/1/25	2,350	2,542
	Georgia GO	5.000%	2/1/25	1,290	1,355
	Georgia GO	4.000%	7/1/25	865	922
	Georgia GO	5.000%	7/1/25	2,000	2,188
	Georgia GO	5.000%	8/1/25	200	219
	Georgia GO	5.000%	12/1/25	280	310
	Georgia GO	5.000%	2/1/26	3,600	4,001
	Georgia GO	4.000%	7/1/26	28,835	31,297

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Georgia GO	5.000%	7/1/26	2,750	3,088
	Georgia GO	5.000%	8/1/26	1,235	1,390
	Georgia GO	5.000%	12/1/26	3,350	3,801
	Georgia GO	5.000%	2/1/27	5,065	5,619
	Georgia GO	5.000%	2/1/27	2,825	2,966
	Georgia GO	5.000%	2/1/27	1,055	1,202
	Georgia GO	4.000%	7/1/27	15,415	17,015
	Georgia GO	5.000%	7/1/27	1,990	2,290
	Georgia GO	5.000%	7/1/27	1,985	2,284
	Georgia GO	5.000%	7/1/27	100	114
	Georgia GO	5.000%	1/1/28	1,990	2,256
	Georgia GO	5.000%	2/1/28	190	211
	Georgia GO	5.000%	2/1/28	2,640	2,998
	Georgia GO	5.000%	2/1/28	10	11
	Georgia GO	5.000%	7/1/28	200	226
	Georgia GO	5.000%	7/1/28	1,030	1,205
	Georgia GO	5.000%	7/1/28	1,560	1,826
	Georgia GO	5.000%	2/1/29	470	520
	Georgia GO	5.000%	7/1/29	1,455	1,663
	Georgia GO	5.000%	7/1/29	1,360	1,584
	Georgia GO	5.000%	2/1/30	5,000	5,523
	Georgia GO	5.000%	2/1/30	525	594
	Georgia GO	5.000%	7/1/30	5,645	6,685
	Georgia GO	5.000%	7/1/30	2,055	2,345
	Georgia GO	5.000%	7/1/31	2,000	2,357
	Georgia GO	5.000%	7/1/31	9,675	11,855
	Georgia GO	5.000%	7/1/32	1,465	1,690
	Georgia GO	5.000%	8/1/32	7,000	8,395
	Georgia GO	4.000%	7/1/34	3,325	3,568
	Georgia GO	4.000%	7/1/34	5,000	5,518
	Georgia GO	5.000%	7/1/36	29,275	35,705
[8]	Georgia Local Government COP	4.750%	6/1/28	83	90
	Georgia Municipal Electric Authority Electric Power & Light Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/60	2,335	2,393
	Georgia Municipal Electric Authority Electric Power & Light Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/60	2,395	2,441
	Georgia Municipal Electric Authority Electric Power & Light Revenue (Plant Vogtle Units 3&4 Project)	5.500%	7/1/60	600	623
	Georgia Municipal Electric Authority Nuclear Revenue	4.500%	7/1/63	41,445	42,248
	Georgia Municipal Electric Authority Nuclear Revenue	5.500%	7/1/63	10,405	11,162
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	5.000%	1/1/26	1,185	1,288
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	4.000%	1/1/44	1,000	1,001
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/49	3,120	3,275
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/56	1,000	1,054
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	4.000%	1/1/59	1,000	958
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/59	1,000	1,037
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/59	2,155	2,257

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/63	3,000	3,163
Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/28	3,995	4,365
Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/29	1,000	1,088
Georgia Ports Authority Port, Airport & Marina Revenue	3.000%	7/1/46	3,415	2,997
Georgia Ports Authority Port, Airport & Marina Revenue	2.625%	7/1/51	3,250	2,426
Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/25	1,000	1,089
Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/26	1,290	1,439
Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/28	1,520	1,763
Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/29	4,000	4,713
Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/30	3,645	4,342
Gwinnett County School District GO	5.000%	8/1/22	1,150	1,150
Gwinnett County School District GO	5.000%	8/1/26	5,000	5,625
Gwinnett County School District GO	5.000%	8/1/27	2,830	3,261
Gwinnett County School District GO	5.000%	2/1/31	1,050	1,140
Gwinnett County School District GO	5.000%	2/1/40	5,910	6,733
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	4.000%	7/1/29	2,100	2,272
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/31	2,100	2,319
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/33	355	391
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/35	5,585	5,425
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.250%	7/1/37	750	740
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/37	100	109
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/43	6,325	6,855
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	4.000%	7/1/45	9,806	10,091
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/45	140	151
Paulding County GA Water & Sewerage Water Revenue	3.000%	12/1/48	100	85
Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/25	375	411
Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/29	1,850	2,188
Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/30	6,750	8,095
Private Colleges & Universities Authority College & University Revenue	5.000%	10/1/43	14,065	14,452
Private Colleges & Universities Authority College & University Revenue	4.000%	4/1/44	2,250	2,252
Private Colleges & Universities Authority College & University Revenue	5.000%	10/1/46	1,335	1,457
Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/48	2,095	2,337
Private Colleges & Universities Authority College & University Revenue, Prere.	5.000%	4/1/24	2,360	2,489

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Sandy Springs Public Facilities Authority Lease (Non-Terminable) Revenue (City Center Project), Prere.	4.000%	5/1/26	190	205
				437,906
Guam (0.0%)
Guam Government Waterworks Authority Water Revenue, Prere.	5.500%	7/1/23	1,245	1,288
Hawaii (0.6%)
Hawaii GO	5.000%	11/1/22	170	172
Hawaii GO	5.000%	8/1/23	1,035	1,070
Hawaii GO	5.000%	10/1/23	930	967
Hawaii GO	5.000%	10/1/23	2,090	2,172
Hawaii GO	5.000%	8/1/24	265	282
Hawaii GO	5.000%	10/1/24	720	771
Hawaii GO	5.000%	8/1/25	770	819
Hawaii GO	5.000%	10/1/26	2,160	2,370
Hawaii GO	5.000%	4/1/27	1,130	1,256
Hawaii GO	5.000%	10/1/27	1,565	1,759
Hawaii GO	4.000%	4/1/28	400	428
Hawaii GO	5.000%	5/1/28	360	408
Hawaii GO	5.000%	8/1/28	70	74
Hawaii GO	5.000%	10/1/28	365	408
Hawaii GO	4.000%	4/1/29	1,750	1,867
Hawaii GO	5.000%	8/1/29	570	603
Hawaii GO	5.000%	8/1/30	3,375	3,570
Hawaii GO	4.000%	10/1/30	2,500	2,675
Hawaii GO	5.000%	10/1/30	1,215	1,380
Hawaii GO	4.000%	10/1/31	6,675	7,116
Hawaii GO	5.000%	10/1/31	835	945
Hawaii GO	4.000%	5/1/32	2,955	3,143
Hawaii GO	4.000%	8/1/32	10,190	10,494
Hawaii GO	4.000%	1/1/34	2,675	2,864
Hawaii GO	4.000%	10/1/34	2,510	2,616
Hawaii GO	3.000%	4/1/36	165	159
Hawaii GO	5.000%	1/1/38	4,685	5,216
Hawaii GO, Prere.	5.000%	11/1/22	235	237
Hawaii GO, Prere.	5.000%	11/1/22	1,365	1,377
Hawaii GO, Prere.	5.000%	8/1/23	40	41
Hawaii GO, Prere.	5.000%	8/1/23	1,005	1,039
Hawaii GO, Prere.	5.000%	8/1/23	2,050	2,119
Hawaii GO, Prere.	5.000%	8/1/23	80	83
Hawaii GO, Prere.	5.000%	8/1/23	45	47
Hawaii GO, Prere.	5.000%	8/1/24	935	996
Hawaii GO, Prere.	5.000%	8/1/24	10	11
Hawaii GO, Prere.	5.000%	8/1/24	220	234
Hawaii GO, Prere.	5.000%	10/1/25	10,000	10,997
Honolulu County HI GO, Prere.	5.000%	11/1/22	525	530
Honolulu County HI GO, Prere.	5.000%	11/1/22	300	303
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/27	1,120	1,275
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/28	125	145
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/29	150	176
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/31	455	541
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/31	10,105	12,223

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Honolulu HI City & County GO	5.000%	7/1/23	2,000	2,064
Honolulu HI City & County GO	5.000%	3/1/29	755	888
Honolulu HI City & County GO	5.000%	3/1/30	4,775	5,699
Honolulu HI City & County GO	5.000%	10/1/37	750	810
Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/31	435	461
Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/33	625	659
Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/38	1,150	1,189
Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/49	6,035	6,724
Honolulu HI City & County Wastewater System Sewer Revenue, Prere.	5.000%	7/1/25	1,885	2,059
Honolulu HI City & County Wastewater System Sewer Revenue, Prere.	5.000%	7/1/25	355	388
Honolulu HI City & County Wastewater System Sewer Revenue, Prere.	5.000%	7/1/25	5	6
				108,925
Idaho (0.0%)
Boise City ID Airport Port, Airport & Marina Revenue	5.000%	9/1/51	2,125	2,344
Idaho Housing & Finance Association Appropriations Revenue RAN	5.000%	7/15/26	1,040	1,158
Idaho State Building Authority Lease (Appropriation) Revenue (St. Office Campus Project)	4.000%	9/1/48	1,000	1,097
				4,599
Illinois (5.3%)
Chicago Board of Education Miscellaneous Taxes Revenue	5.750%	4/1/33	200	218
Chicago Board of Education Miscellaneous Taxes Revenue	5.750%	4/1/34	200	218
Chicago Board of Education Miscellaneous Taxes Revenue	5.750%	4/1/35	650	707
Chicago Board of Education Miscellaneous Taxes Revenue	5.000%	4/1/42	2,000	2,088
Chicago Board of Education Miscellaneous Taxes Revenue	5.000%	4/1/46	1,000	1,038
Chicago Board of Education Miscellaneous Taxes Revenue	6.000%	4/1/46	2,615	2,831
Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/30	1,855	2,074
Chicago IL GO	5.000%	1/1/24	765	789
Chicago IL GO	5.000%	1/1/25	3,360	3,527
Chicago IL GO	5.000%	1/1/26	610	650
Chicago IL GO	5.250%	1/1/28	690	724
Chicago IL GO	5.000%	1/1/29	200	218
Chicago IL GO	5.500%	1/1/30	185	194
Chicago IL GO	5.625%	1/1/30	1,225	1,337
Chicago IL GO	5.000%	1/1/31	270	290
Chicago IL GO	5.500%	1/1/31	840	880
Chicago IL GO	5.625%	1/1/31	325	354
Chicago IL GO	5.000%	1/1/32	200	213
Chicago IL GO	5.000%	1/1/32	2,000	2,142
Chicago IL GO	5.000%	1/1/33	3,000	3,199
Chicago IL GO	5.500%	1/1/33	710	742
Chicago IL GO	5.750%	1/1/33	515	560
Chicago IL GO	5.000%	1/1/34	115	117

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chicago IL GO	5.000%	1/1/34	3,000	3,188
	Chicago IL GO	5.500%	1/1/34	310	324
	Chicago IL GO	5.500%	1/1/34	75	78
	Chicago IL GO	4.000%	1/1/35	7,745	7,758
	Chicago IL GO	5.000%	1/1/35	700	714
	Chicago IL GO	5.500%	1/1/35	250	274
	Chicago IL GO	4.000%	1/1/36	1,000	999
	Chicago IL GO	5.000%	1/1/38	1,450	1,501
	Chicago IL GO	6.000%	1/1/38	8,910	9,694
	Chicago IL GO	5.000%	1/1/39	5,000	5,261
	Chicago IL GO	5.500%	1/1/39	335	349
	Chicago IL GO	5.000%	1/1/44	11,045	11,516
	Chicago IL GO	5.500%	1/1/49	5,475	5,859
	Chicago IL GO, ETM	5.000%	1/1/23	10	10
[8]	Chicago IL Wastewater Transmission Sewer Revenue	0.000%	1/1/28	580	498
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/39	150	156
[1]	Chicago IL Wastewater Transmission Sewer Revenue	5.250%	1/1/42	2,500	2,718
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/47	500	530
	Chicago IL Waterworks Water Revenue	5.000%	11/1/22	5,000	5,037
	Chicago IL Waterworks Water Revenue	5.000%	11/1/28	860	925
	Chicago IL Waterworks Water Revenue	5.000%	11/1/29	110	111
	Chicago IL Waterworks Water Revenue	5.000%	11/1/30	360	383
[1]	Chicago IL Waterworks Water Revenue	5.000%	11/1/37	1,000	1,099
	Chicago IL Waterworks Water Revenue	5.000%	11/1/42	13,430	13,482
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/39	17,850	18,424
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/44	4,920	5,054
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	100	101
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	75	78
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/35	100	101
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/41	390	410
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/46	7,840	8,199
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/24	595	622
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/24	1,000	1,046
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	415	445
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	955	1,026
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	2,310	2,469
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	1,490	1,631
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	1,060	1,133
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	1,695	1,702
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	745	794

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/28	190	214
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	225	239
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	3,425	3,634
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	650	703
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	1,005	1,064
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/32	100	106
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/32	165	177
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/33	320	338
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/33	510	547
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	305	332
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	605	638
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	500	535
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	245	262
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/35	75	76
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/35	5,000	5,143
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/35	290	310
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/36	13,750	14,095
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/36	100	107
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/36	325	353
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	2,500	2,709
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	3,445	3,671
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/37	450	492
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/38	350	379
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/38	165	176
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.750%	1/1/38	2,000	2,023
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/39	815	880
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/39	550	556
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/41	2,000	2,121
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/41	120	129
[2]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.250%	1/1/42	50	51

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.750%	1/1/43	3,000	3,031
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/44	5,000	5,003
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/44	4,850	4,895
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/46	1,405	1,461
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/47	4,785	5,120
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/48	8,525	9,358
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/52	10,130	10,811
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/53	15,000	16,338
[2]	Chicago Park District GO	4.000%	1/1/41	1,000	1,001
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/28	1,500	1,686
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/44	950	985
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/46	7,480	7,868
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.250%	12/1/49	15,045	15,670
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/51	1,425	1,491
[1]	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/51	500	533
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	4.000%	12/1/55	13,500	13,015
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/57	8,000	8,762
	Cook County Community College District No. 508 GO	5.500%	12/1/38	200	204
[2]	Cook County Community College District No. 508 GO	5.000%	12/1/47	3,445	3,656
	Cook County IL GO	5.000%	11/15/23	335	349
	Cook County IL GO	5.000%	11/15/24	1,235	1,245
	Cook County IL GO	4.000%	11/15/25	510	540
	Cook County IL GO	5.000%	11/15/25	305	308
	Cook County IL GO	4.000%	11/15/26	605	649
	Cook County IL GO	5.000%	11/15/26	175	195
	Cook County IL GO	4.000%	11/15/27	575	623
	Cook County IL GO	4.000%	11/15/29	215	216
	Cook County IL GO	5.000%	11/15/31	670	731
	Cook County IL GO	5.000%	11/15/31	5,380	6,166
	Cook County IL GO	5.000%	11/15/32	4,020	4,580
	Cook County IL GO	5.000%	11/15/33	3,875	4,394
	Cook County IL Sales Tax Revenue	5.000%	11/15/37	525	529
	Cook County IL Sales Tax Revenue	4.000%	11/15/39	6,000	6,124
	Cook County IL Sales Tax Revenue	4.000%	11/15/40	9,905	10,070
	Cook County IL Sales Tax Revenue	4.000%	11/15/41	3,000	3,042
	Evanston IL GO	3.500%	12/1/38	645	648
[2]	Evanston IL GO	3.500%	12/1/39	755	758
	Illinois (Rebuild Illinois Program) GO	5.000%	9/1/22	6,525	6,543
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/39	5,000	4,843
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/43	2,000	1,892
	Illinois Finance Authority College & University Revenue	5.000%	10/1/32	3,975	4,195

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Illinois Finance Authority College & University Revenue	5.000%	10/1/35	545	660
Illinois Finance Authority College & University Revenue	5.000%	10/1/37	1,350	1,626
Illinois Finance Authority College & University Revenue	5.000%	10/1/38	1,310	1,583
Illinois Finance Authority College & University Revenue	4.000%	10/1/40	1,000	1,001
Illinois Finance Authority College & University Revenue	5.000%	4/1/44	15,000	15,431
Illinois Finance Authority College & University Revenue	5.000%	9/1/46	140	144
Illinois Finance Authority College & University Revenue	5.500%	10/1/47	2,750	2,829
Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/24	2,300	2,446
Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/24	2,805	2,983
Illinois Finance Authority Water Revenue	5.000%	7/1/32	195	216
Illinois Finance Authority Water Revenue	4.000%	7/1/38	5,000	5,266
Illinois Finance Authority Water Revenue	4.000%	7/1/39	5,250	5,476
Illinois Finance Authority Water Revenue	5.000%	10/1/40	485	519
Illinois GO	4.000%	9/1/22	215	215
Illinois GO	5.000%	2/1/23	95	97
Illinois GO	5.000%	2/1/23	6,635	6,740
Illinois GO	4.000%	3/1/23	5,110	5,174
Illinois GO	5.000%	3/1/23	2,250	2,291
Illinois GO	5.000%	3/1/23	1,170	1,192
Illinois GO	5.000%	3/1/23	1,000	1,018
Illinois GO	5.000%	5/1/23	225	230
Illinois GO	5.000%	7/1/23	580	596
Illinois GO	5.000%	8/1/23	9,650	9,942
Illinois GO	5.000%	10/1/23	1,200	1,242
Illinois GO	5.000%	11/1/23	2,500	2,593
Illinois GO	5.000%	12/1/23	2,000	2,078
Illinois GO	5.000%	2/1/24	125	130
Illinois GO	5.000%	2/1/24	345	360
Illinois GO	4.000%	3/1/24	3,185	3,281
Illinois GO	5.000%	3/1/24	2,000	2,091
Illinois GO	5.000%	3/1/24	1,735	1,814
Illinois GO	5.500%	7/1/24	600	619
Illinois GO	5.000%	8/1/24	4,600	4,600
Illinois GO	5.000%	10/1/24	5,000	5,290
Illinois GO	5.000%	11/1/24	11,275	11,946
Illinois GO	5.000%	2/1/25	1,100	1,170
Illinois GO	5.000%	3/1/25	15,365	16,375
Illinois GO	5.500%	7/1/25	335	346
Illinois GO	4.000%	8/1/25	680	681
Illinois GO	5.000%	8/1/25	1,105	1,105
Illinois GO	5.000%	10/1/25	1,435	1,544
Illinois GO	5.000%	11/1/25	32,800	35,334
Illinois GO	5.000%	2/1/26	250	270
Illinois GO	5.000%	3/1/26	6,250	6,767
Illinois GO	5.000%	5/1/26	5,000	5,422
Illinois GO	5.500%	7/1/26	375	387
Illinois GO	5.000%	11/1/26	1,140	1,244
Illinois GO	5.000%	11/1/26	12,000	13,095
Illinois GO	5.000%	1/1/27	640	688
Illinois GO	5.000%	2/1/27	150	155

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Illinois GO	5.000%	2/1/27	4,250	4,651
Illinois GO	5.000%	3/1/27	5,000	5,477
Illinois GO	5.000%	3/1/27	5,065	5,548
Illinois GO	5.000%	5/1/27	350	364
Illinois GO	5.000%	6/1/27	250	270
Illinois GO	5.000%	10/1/27	1,650	1,817
Illinois GO	5.000%	11/1/27	51,390	56,614
Illinois GO	5.000%	2/1/28	1,075	1,169
Illinois GO	5.000%	3/1/28	4,000	4,413
Illinois GO	5.000%	5/1/28	130	135
Illinois GO	5.250%	7/1/28	50	51
Illinois GO	5.000%	9/1/28	210	232
Illinois GO	5.000%	10/1/28	12,660	14,015
Illinois GO	5.000%	11/1/28	8,555	9,361
Illinois GO	5.000%	1/1/29	1,095	1,161
Illinois GO	5.000%	2/1/29	215	232
Illinois GO	5.250%	2/1/29	2,850	2,946
Illinois GO	5.000%	3/1/29	5,000	5,552
Illinois GO	5.000%	5/1/29	125	129
Illinois GO	5.000%	10/1/29	4,100	4,514
Illinois GO	5.000%	11/1/29	22,210	24,139
Illinois GO	5.500%	5/1/30	1,000	1,151
Illinois GO	5.250%	12/1/30	160	175
Illinois GO	5.500%	1/1/31	150	173
Illinois GO	5.000%	10/1/31	2,000	2,217
Illinois GO	4.000%	6/1/32	80	81
Illinois GO	4.000%	10/1/32	3,490	3,543
Illinois GO	5.000%	3/1/33	6,000	6,612
Illinois GO	4.000%	10/1/33	1,300	1,311
Illinois GO	5.000%	10/1/33	3,465	3,728
Illinois GO	4.000%	12/1/33	3,425	3,443
Illinois GO	4.000%	10/1/34	100	100
Illinois GO	5.000%	3/1/35	1,500	1,642
Illinois GO	4.000%	6/1/35	120	120
Illinois GO	5.000%	12/1/35	1,500	1,595
Illinois GO	5.000%	3/1/36	2,400	2,617
Illinois GO	4.125%	10/1/36	2,000	2,002
Illinois GO	5.000%	3/1/37	3,750	4,073
Illinois GO	4.000%	10/1/37	2,500	2,450
Illinois GO	4.000%	3/1/38	3,000	2,923
Illinois GO	5.500%	7/1/38	1,815	1,861
Illinois GO	4.000%	10/1/38	1,000	974
Illinois GO	5.000%	5/1/39	2,000	2,117
Illinois GO	5.000%	5/1/39	1,655	1,688
Illinois GO	5.500%	5/1/39	4,500	5,019
Illinois GO	4.000%	3/1/40	5,000	4,821
Illinois GO	3.000%	12/1/40	4,500	3,728
Illinois GO	4.250%	12/1/40	785	787
Illinois GO	4.000%	3/1/41	2,545	2,441
Illinois GO	4.000%	10/1/42	3,065	2,919
Illinois GO	5.750%	5/1/45	3,485	3,910
Illinois GO	5.000%	3/1/46	3,000	3,205
Illinois GO	5.500%	3/1/47	10,000	11,217
Illinois GO	5.000%	12/1/28	1,800	1,995
Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/23	405	411
Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/24	220	230

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/26	3,400	3,684
Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/27	300	325
Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/29	140	151
Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/31	1,000	1,085
Illinois Municipal Electric Agency Electric Power & Light Revenue	4.000%	2/1/33	360	371
Illinois Sales Tax Revenue	5.000%	6/15/23	310	317
Illinois Sales Tax Revenue	5.000%	6/15/24	1,135	1,161
Illinois Sales Tax Revenue	5.000%	6/15/25	315	322
Illinois Sales Tax Revenue	5.000%	6/15/26	1,530	1,563
Illinois Sales Tax Revenue	5.000%	6/15/29	245	262
Illinois State Toll Highway Authority Highway Revenue	5.000%	12/1/22	2,000	2,024
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/23	130	132
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/24	4,695	4,919
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/25	4,000	4,304
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/25	185	199
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/26	2,000	2,204
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/26	4,100	4,524
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/27	2,500	2,813
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/27	2,270	2,562
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/27	1,920	2,161
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/28	3,385	3,892
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/29	2,165	2,525
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/30	535	635
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/30	125	130
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/31	16,080	18,974
Illinois State Toll Highway Authority Highway Revenue	4.000%	12/1/31	185	194
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/35	1,600	1,776
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/36	1,275	1,316
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/36	1,025	1,079
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/36	1,610	1,722
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/36	1,800	1,993
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/36	140	149
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/37	1,000	1,031

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/37	475	499
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/37	400	426
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/38	11,080	11,185
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/38	1,000	1,028
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/38	250	261
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/39	360	370
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/40	1,150	1,215
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/40	17,715	18,814
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/41	5,465	5,844
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/42	4,500	4,888
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/44	1,000	1,102
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/46	9,000	9,026
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/23	185	179
[1]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/27	220	192
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/29	70	54
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/32	2,010	1,359
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/33	5,000	3,214
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/34	1,000	610
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/35	1,500	839
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/37	800	428
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/38	500	245
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/39	240	115
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/39	500	232
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/40	1,500	681
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/40	1,000	1,031
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	6/15/42	1,670	1,757
[1]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/43	2,015	816
[1]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/44	1,625	626
	Metropolitan Pier & Exposition Authority Appropriations Revenue	4.000%	12/15/47	14,540	13,834
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/54	10,000	2,042

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/54	6,070	1,407
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/56	1,300	239
[1]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/56	29,435	6,191
[2]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/56	2,250	473
	Metropolitan Pier & Exposition Authority Appropriations Revenue (Mccormick Place Expansion Project)	5.000%	6/15/53	3,950	4,038
	Metropolitan Pier & Exposition Authority Appropriations Revenue (Mccormick Place Expansion Project)	5.000%	6/15/57	9,500	9,801
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue, ETM	0.000%	12/15/23	5	5
	Metropolitan Pier & Exposition Authority Lease (Appropriation) Revenue	4.000%	6/15/50	6,500	6,128
	Metropolitan Pier & Exposition Authority Lease (Appropriation) Revenue	5.000%	6/15/50	1,000	1,038
[1]	Metropolitan Pier & Exposition Authority Sales Tax Revenue (Mccormick Place Project)	0.000%	12/15/51	270	72
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/24	275	295
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/25	240	264
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/25	4,370	4,813
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/26	415	468
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/27	2,445	2,759
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/27	1,435	1,619
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/29	1,095	1,225
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/30	1,465	1,627
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/30	1,265	1,506
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/31	140	155
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/31	1,280	1,536
	Metropolitan Water Reclamation District of Greater Chicago GO	5.250%	12/1/34	10,000	12,477
	Metropolitan Water Reclamation District of Greater Chicago GO	5.250%	12/1/35	3,475	4,360
	Metropolitan Water Reclamation District of Greater Chicago GO, Prere.	5.000%	12/1/24	4,250	4,571
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/27	1,765	1,993
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/30	1,500	1,680
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/32	470	490
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/35	185	189
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/41	235	237
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/41	2,965	3,280

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Public Building Commission of Chicago Transit Revenue	5.250%	3/1/33	315	380
[8]	Regional Transportation Authority Sales Tax Revenue	6.500%	7/1/26	170	190
[8]	Regional Transportation Authority Sales Tax Revenue	6.500%	7/1/30	1,815	2,216
[1]	Regional Transportation Authority Sales Tax Revenue	5.750%	6/1/34	175	213
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/25	1,800	1,916
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/26	1,130	1,231
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/27	5,040	5,568
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/31	2,500	2,877
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/32	3,500	4,050
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/33	15,000	17,430
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/26	1,500	1,634
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/29	1,000	1,138
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/30	4,000	4,606
	Sales Tax Securitization Corp. Sales Tax Revenue	4.000%	1/1/38	1,185	1,190
	Sales Tax Securitization Corp. Sales Tax Revenue	4.000%	1/1/39	1,295	1,298
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/40	2,350	2,550
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/48	2,615	2,809
	Sangamon County Water Reclamation District GO	5.000%	1/1/44	5,000	5,479
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/33	500	530
[2]	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/31	390	296
[2]	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/32	90	65
	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/33	300	206
[8]	Will County Community Unit School District No. 365-U Valley View GO, ETM	0.000%	11/1/25	7,520	7,026
	Will County IL GO, Prere.	5.000%	11/15/25	2,000	2,207
					1,066,220
Indiana (0.6%)
	Carmel Local Public Improvement Bond Bank Income Tax Revenue	4.000%	1/15/30	1,135	1,246
	Carmel Local Public Improvement Bond Bank Income Tax Revenue	4.000%	7/15/30	700	766
	Carmel Local Public Improvement Bond Bank Income Tax Revenue	4.000%	1/15/31	750	819
	Carmel Local Public Improvement Bond Bank Income Tax Revenue	4.000%	7/15/31	500	545
	Carmel Local Public Improvement Bond Bank Income Tax Revenue	4.000%	7/15/32	1,860	2,013
	Carmel Local Public Improvement Bond Bank Income Tax Revenue	4.000%	7/15/33	1,700	1,837
	Carmel Local Public Improvement Bond Bank Income Tax Revenue	4.000%	7/15/34	2,690	2,885
	Carmel Redevelopment Authority Lease (Abatement) Revenue, Prere.	4.000%	8/1/22	725	725
[2]	Evansville Waterworks District Water Revenue	5.000%	7/1/47	2,500	2,793
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/1/23	2,525	2,589

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/32	3,000	3,611
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/33	3,000	3,586
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	4.000%	2/1/34	1,590	1,720
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/35	3,000	3,545
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	4.000%	2/1/36	3,000	3,220
	Indiana Finance Authority Lease Revenue	5.000%	12/1/23	3,260	3,407
	Indiana Finance Authority Lease Revenue	5.000%	12/1/25	1,250	1,378
	Indiana Finance Authority Lease Revenue	5.000%	6/1/27	730	822
	Indiana Finance Authority Lease Revenue	5.000%	6/1/28	80	90
	Indiana Finance Authority Lease Revenue	5.000%	6/1/29	880	1,037
	Indiana Finance Authority Lease Revenue (Green Bond)	5.000%	2/1/37	1,000	1,132
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/33	175	190
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/34	300	326
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/35	25	27
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/37	350	379
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/37	3,350	3,939
	Indiana Finance Authority Sewer Revenue	4.000%	10/1/39	3,415	3,525
	Indiana Finance Authority Sewer Revenue	3.000%	10/1/40	1,500	1,358
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/41	4,960	5,372
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/46	1,605	1,728
	Indiana Finance Authority Water Revenue	5.000%	2/1/24	4,260	4,477
	Indiana Finance Authority Water Revenue	5.000%	2/1/25	4,380	4,737
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/33	630	690
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/37	170	185
	Indiana Municipal Power Agency Electric Power & Light Revenue	4.000%	1/1/42	125	129
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/42	8,770	9,435
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/42	1,005	1,097
	Indianapolis Department of Public Utilities Water System Water Revenue	5.000%	10/1/34	1,230	1,400
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse and Jail Project)	3.840%	2/1/54	2,000	2,006
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/34	7,915	9,161
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/35	4,100	4,731
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (Pilot Infrastructure Project)	5.000%	1/1/40	1,000	1,112
[8]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (Waterworks Project)	5.250%	1/1/24	1,355	1,420
	Indianapolis Local Public Improvement Bond Bank Tax Allocation Revenue	4.000%	2/1/47	5,690	5,768

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lake Central Multi-District School Building Corp. Lease (Abatement) Revenue, Prere.	5.000%	1/15/23	345	350
	Lake Central Multi-District School Building Corp. Lease (Abatement) Revenue, Prere.	5.000%	1/15/23	375	381
	Purdue University COP	5.000%	7/1/25	130	142
	Silver Creek School Building Corp. Lease (Abatement) Revenue	3.000%	1/15/40	700	647
	Silver Creek School Building Corp. Lease (Abatement) Revenue	3.000%	1/15/41	2,000	1,881
	Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/35	2,060	2,346
	Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/36	3,000	3,401
					112,106
Iowa (0.1%)
	Des Moines IA Stormwater Utility Revenue	3.250%	6/1/34	1,990	2,005
	Iowa Finance Authority Water Revenue	5.000%	8/1/22	35	35
	Iowa Finance Authority Water Revenue	5.000%	8/1/23	1,800	1,862
	Iowa Finance Authority Water Revenue	5.000%	8/1/28	100	114
	Iowa Finance Authority Water Revenue	5.000%	8/1/31	5	6
	Iowa Finance Authority Water Revenue	5.000%	8/1/34	2,500	2,850
	Iowa Finance Authority Water Revenue	5.000%	8/1/42	2,665	2,935
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	4.000%	10/1/50	2,850	2,679
	Iowa Higher Education Loan Authority College & University Revenue (Grinnell College Project)	5.000%	12/1/46	4,940	5,371
	Iowa Special Obligation Revenue	4.000%	6/1/26	1,435	1,548
	Iowa Special Obligation Revenue	5.000%	6/1/27	195	217
	Iowa Special Obligation Revenue	5.000%	6/1/28	5,260	5,827
					25,449
Kansas (0.3%)
[7]	Ellis County Unified School District No. 489 Hays GO	5.000%	9/1/47	1,245	1,380
[7]	Ellis County Unified School District No. 489 Hays GO	4.000%	9/1/52	12,350	12,163
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/24	3,815	4,067
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/25	245	261
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/25	435	477
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/26	660	722
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/28	15,000	16,337
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/29	1,700	1,803
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/29	10,000	10,869
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/30	5,805	6,293
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/34	240	259
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/35	1,365	1,471
	Kansas Turnpike Authority Highway Revenue	3.000%	9/1/22	2,500	2,503
	Kansas Turnpike Authority Highway Revenue	3.000%	9/1/23	2,590	2,631
	Sedgwick County Unified School District No. 266 Maize GO	5.000%	9/1/25	1,890	2,019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Seward County Unified School District No. 480 Liberal GO	5.000%	9/1/39	90	90
	Seward County Unified School District No. 480 Liberal GO, Prere.	5.000%	9/1/22	410	411
	Seward County Unified School District No. 480 Liberal GO, Prere.	5.000%	9/1/25	1,200	1,315
	Wyandotte County Unified School District No. 500 Kansas City GO	4.125%	9/1/37	765	830
	Wyandotte County-Kansas City Unified Government Utility System Electric Power & Light Revenue	4.250%	9/1/39	525	535
	Wyandotte County-Kansas City Unified Government Utility System Water Revenue	5.000%	9/1/40	90	95
	Wyandotte County-Kansas City Unified Government Utility System Water Revenue, Prere.	5.000%	9/1/22	1,715	1,720
					68,251
Kentucky (0.2%)
	Kentucky Asset Liability Commission Appropriations Revenue	5.250%	9/1/25	1,325	1,373
	Kentucky Asset Liability Commission Appropriations Revenue	5.000%	9/1/26	1,090	1,156
	Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	4.000%	3/1/33	175	182
	Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	4.000%	3/1/36	260	263
	Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	4.000%	3/1/37	260	261
	Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	4.000%	3/1/39	220	218
	Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	4.000%	3/1/40	215	212
	Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	4.000%	3/1/41	250	245
	Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	4.000%	3/1/46	490	468
	Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	4.000%	3/1/49	335	317
	Kentucky Bond Development Corp. Lease (Non-Terminable) Revenue	4.000%	9/1/48	4,560	4,646
	Kentucky Bond Development Corp. Lease Revenue (Lexington Center Corp. Project)	5.000%	9/1/48	2,000	2,197
[8]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/23	800	827
[8]	Kentucky Municipal Power Agency Electric Power & Light Revenue	4.000%	9/1/39	135	137
[8]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/42	315	339
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/34	1,500	1,682
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/37	1,100	1,207

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kentucky Public Transportation Infrastructure Authority Highway Revenue, Prere.	5.750%	7/1/23	1,675	1,735
	Kentucky Public Transportation Infrastructure Authority Highway Revenue, Prere.	6.000%	7/1/23	325	337
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue	5.000%	8/1/25	345	374
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/22	1,625	1,625
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/23	1,820	1,879
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/24	420	444
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/29	175	189
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/22	2,220	2,238
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/23	255	265
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/24	125	133
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/25	400	436
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/27	4,595	5,125
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/28	445	495
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 117)	5.000%	5/1/29	750	836
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	5.000%	11/1/32	1,250	1,401
	Kentucky Turnpike Authority Lease (Appropriation) Revenue	5.000%	7/1/27	1,240	1,375
	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects)	5.000%	7/1/25	185	200
	Louisville and Jefferson County Metropolitan Sewer District Sewer Revenue	3.000%	5/15/46	610	519
					35,336
Louisiana (0.5%)
	East Baton Rouge Sewerage Commission Sewer Revenue	4.000%	2/1/40	2,520	2,579
	East Baton Rouge Sewerage Commission Sewer Revenue PUT	1.300%	2/1/28	6,000	5,357
	East Baton Rouge Sewerage Commission Sewer Revenue, Prere.	5.000%	2/1/25	8,745	9,448
[1]	Jefferson Sales Tax District Sales Tax Revenue	4.000%	12/1/42	2,190	2,226
[1]	Jefferson Sales Tax District Sales Tax Revenue	5.000%	12/1/42	6,620	7,271
	Louisiana Gasoline & Fuels Sales Tax Revenue PUT	0.600%	5/1/23	3,400	3,326
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/40	6,500	7,186
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	4.000%	5/1/45	1,000	1,021
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/45	5,210	5,693
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, Prere.	5.000%	5/1/24	1,095	1,158
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, Prere.	4.000%	5/1/25	10,000	10,546
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, Prere.	4.500%	5/1/25	2,820	3,015

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, Prere.	5.000%	5/1/25	5,895	6,387
Louisiana GO	5.000%	8/1/25	255	271
Louisiana GO	5.000%	8/1/27	620	691
Louisiana GO	4.000%	2/1/31	350	361
Louisiana GO	4.000%	2/1/33	5,020	5,181
Louisiana GO, Prere.	4.000%	5/15/23	610	622
Louisiana Government Fund/Grant Revenue	5.000%	9/1/22	7,500	7,522
Louisiana Government Fund/Grant Revenue	5.000%	9/1/23	1,600	1,660
Louisiana Local Government Environmental Facilities & Community Development Authority Lease (Non-Terminable) Revenue, Prere.	5.000%	2/1/23	130	132
Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue PUT	0.875%	2/1/25	2,380	2,224
Louisiana Local Government Environmental Facilities & Community Development Authority Sewer Revenue, Prere.	5.000%	2/1/24	400	420
Louisiana Public Facilities Authority College & University Revenue	5.000%	4/1/45	2,580	2,798
Louisiana Public Facilities Authority College & University Revenue	4.000%	4/1/50	3,525	3,381
Louisiana Public Facilities Authority College & University Revenue	4.000%	1/1/56	5	5
Louisiana Public Facilities Authority College & University Revenue, Prere.	4.000%	4/1/30	475	527
Louisiana State Citizens Property Insurance Corp. Miscellaneous Revenue	5.000%	6/1/23	825	848
Louisiana State Citizens Property Insurance Corp. Miscellaneous Revenue	5.000%	6/1/25	5,650	6,108
Louisiana State Citizens Property Insurance Corp. Miscellaneous Revenue	5.000%	6/1/26	1,135	1,254
New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/48	155	164
New Orleans LA Sewerage Service Sewer Revenue, Prere.	5.000%	6/1/24	385	408
Parish of East Baton Rouge Capital Improvements District Sales Tax Revenue	4.000%	8/1/44	5,000	5,105
Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/40	20	22
				104,917
Maine (0.1%)
Maine Turnpike Authority Highway Revenue	4.000%	7/1/38	100	103
Maine Turnpike Authority Highway Revenue	4.000%	7/1/45	2,270	2,322
University of Maine College & University Revenue	5.500%	3/1/52	4,475	5,155
University of Maine College & University Revenue	5.500%	3/1/57	5,850	6,740
University of Maine College & University Revenue	5.500%	3/1/62	7,640	8,802
				23,122
Maryland (2.4%)
Baltimore MD Water Revenue	5.000%	7/1/44	200	209
Baltimore MD Water Revenue (Water Project)	5.000%	7/1/50	1,400	1,575
Baltimore MD Water Revenue (Water Project), Prere.	5.000%	1/1/24	1,245	1,304
Baltimore MD Water Revenue (Water Project), Prere.	5.000%	1/1/24	60	63
Howard County MD (Consolidated Public Improvement Project) GO, Prere.	3.000%	2/15/23	100	101

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/22	7,640	7,663
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/22	1,295	1,303
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	2/15/23	3,830	3,903
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/23	1,280	1,328
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/23	1,100	1,144
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	11/1/23	575	600
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/24	1,015	1,085
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/26	575	650
Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	12/15/26	150	155
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/27	2,130	2,458
Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	11/1/27	585	614
Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	12/15/27	135	139
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/28	7,335	8,384
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/28	2,930	3,286
Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	11/1/28	650	664
Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	12/15/30	855	864
Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	10/1/32	4,485	4,768
Maryland Department of Transportation Fuel Sales Tax Revenue	3.500%	10/1/33	1,100	1,125
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/34	1,790	2,110
Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	10/1/35	27,260	26,785
Maryland GO	5.000%	8/1/22	6,045	6,045
Maryland GO	5.000%	8/1/22	2,420	2,420
Maryland GO	5.000%	8/1/22	1,240	1,240
Maryland GO	5.000%	8/1/22	255	255
Maryland GO	5.000%	3/1/23	540	551
Maryland GO	5.000%	6/1/23	920	947
Maryland GO	5.000%	8/1/23	8,085	8,365
Maryland GO	5.000%	8/1/23	325	336
Maryland GO	5.000%	8/1/23	1,975	2,044
Maryland GO	5.000%	3/15/24	2,045	2,157
Maryland GO	5.000%	3/15/24	1,620	1,709
Maryland GO	5.000%	6/1/24	475	504
Maryland GO	4.000%	8/1/24	16,865	17,620
Maryland GO	5.000%	8/1/24	400	426
Maryland GO	5.000%	8/1/24	6,095	6,501
Maryland GO	5.000%	8/1/24	8,980	9,578
Maryland GO	5.000%	8/1/24	1,045	1,115
Maryland GO	5.000%	8/1/24	350	373
Maryland GO	5.000%	3/15/25	1,770	1,921
Maryland GO	5.000%	3/15/25	135	147

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Maryland GO	4.000%	6/1/25	4,355	4,529
Maryland GO	5.000%	8/1/25	16,200	17,767
Maryland GO	5.000%	8/1/25	200	219
Maryland GO	5.000%	8/1/25	3,000	3,290
Maryland GO	5.000%	3/15/26	1,620	1,806
Maryland GO	5.000%	6/1/26	1,425	1,508
Maryland GO	3.000%	8/1/26	2,785	2,913
Maryland GO	4.000%	8/1/26	1,010	1,031
Maryland GO	5.000%	8/1/26	300	338
Maryland GO	5.000%	8/1/26	1,525	1,716
Maryland GO	5.000%	8/1/26	100	113
Maryland GO	5.000%	3/15/27	2,190	2,502
Maryland GO	5.000%	3/15/27	2,040	2,331
Maryland GO	4.000%	6/1/27	1,080	1,121
Maryland GO	4.000%	8/1/27	1,110	1,133
Maryland GO	4.000%	8/1/27	100	100
Maryland GO	5.000%	8/1/27	1,150	1,326
Maryland GO	5.000%	8/1/27	4,755	5,482
Maryland GO	5.000%	3/1/28	15,990	18,623
Maryland GO	5.000%	3/15/28	1,270	1,444
Maryland GO	5.000%	3/15/28	925	1,078
Maryland GO	5.000%	3/15/28	345	402
Maryland GO	5.000%	3/15/28	25	29
Maryland GO	4.000%	6/1/28	2,120	2,194
Maryland GO	5.000%	8/1/28	1,435	1,682
Maryland GO	5.000%	8/1/28	6,555	7,685
Maryland GO	5.000%	8/1/28	5,235	6,137
Maryland GO	5.000%	3/15/29	2,805	3,176
Maryland GO	5.000%	3/15/29	1,560	1,849
Maryland GO	4.000%	8/1/29	1,130	1,150
Maryland GO	4.000%	8/1/29	4,000	4,473
Maryland GO	5.000%	8/1/29	1,725	2,057
Maryland GO	5.000%	8/1/29	4,000	4,771
Maryland GO	5.000%	8/1/29	100	117
Maryland GO	3.000%	3/1/30	200	201
Maryland GO	4.000%	3/15/30	675	728
Maryland GO	5.000%	8/1/30	120	142
Maryland GO	5.000%	8/1/30	1,600	1,938
Maryland GO	5.000%	8/1/30	2,480	3,003
Maryland GO	5.000%	3/1/31	3,945	4,823
Maryland GO	5.000%	3/15/31	2,280	2,679
Maryland GO	5.000%	6/1/31	33,455	41,041
Maryland GO	5.000%	8/1/31	1,235	1,460
Maryland GO	4.000%	8/1/32	9,420	10,191
Maryland GO	5.000%	8/1/32	9,750	11,922
Maryland GO	5.000%	6/1/33	4,200	5,183
Maryland GO	5.000%	6/1/34	21,310	26,154
Maryland GO	5.000%	8/1/34	2,000	2,378
Maryland GO	5.000%	6/1/35	20,000	24,467
Maryland GO	5.000%	6/1/36	15,000	18,274
Maryland GO, Prere.	5.000%	8/1/22	840	840
Maryland GO, Prere.	5.000%	8/1/22	350	350
Maryland GO, Prere.	4.000%	3/1/23	100	101
Maryland GO, Prere.	5.000%	3/1/23	730	745
Maryland GO, Prere.	5.000%	3/1/23	1,200	1,225
Maryland GO, Prere.	5.000%	3/1/23	2,130	2,174
Maryland GO, Prere.	5.000%	8/1/23	330	341

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Maryland Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/38	5,000	5,095
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	3,330	3,530
	Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/47	12,875	12,922
	Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/52	3,000	3,003
	Maryland Stadium Authority Lottery Revenue	5.000%	5/1/42	1,000	1,107
	Maryland Stadium Authority Lottery Revenue	5.000%	5/1/50	9,500	11,113
	Maryland Stadium Authority Lottery Revenue, Prere.	5.000%	5/1/26	2,650	2,958
	Maryland Stadium Authority Lottery Revenue, Prere.	5.000%	5/1/26	950	1,060
	Maryland State Transportation Authority Highway Revenue (Transportation Facilities Projects)	4.000%	7/1/45	10,750	10,938
	Montgomery County MD GO	5.000%	11/1/22	4,965	5,009
	Montgomery County MD GO	5.000%	11/1/23	3,495	3,645
	Montgomery County MD GO	5.000%	11/1/24	175	188
	Montgomery County MD GO	5.000%	11/1/25	1,530	1,643
	Montgomery County MD GO, Prere.	5.000%	11/1/24	755	810
	Montgomery County MD GO, Prere.	5.000%	11/1/24	115	123
	Prince George's County MD GO	4.000%	7/15/30	5,170	5,673
	Prince George's County MD GO	3.000%	7/15/35	1,620	1,621
	Prince George's County MD GO	3.000%	7/15/36	1,980	1,954
	Prince George's County MD GO	5.000%	7/15/36	1,725	1,976
					477,354
Massachusetts (4.3%)
	Belmont MA GO	5.000%	6/1/23	1,090	1,122
	Commonwealth of Massachusetts Federal Highway Government Fund/Grant Revenue	5.000%	6/15/26	1,055	1,149
	Commonwealth of Massachusetts Federal Highway Government Fund/Grant Revenue GAN	5.000%	6/15/24	75	80
	Commonwealth of Massachusetts Federal Highway Government Fund/Grant Revenue GAN	5.000%	6/15/25	1,650	1,750
	Commonwealth of Massachusetts GO	5.000%	8/1/22	1,145	1,145
	Commonwealth of Massachusetts GO	5.000%	8/1/22	3,420	3,420
	Commonwealth of Massachusetts GO	5.250%	8/1/22	715	715
	Commonwealth of Massachusetts GO	5.250%	8/1/22	180	180
	Commonwealth of Massachusetts GO	5.000%	10/1/22	505	508
[5]	Commonwealth of Massachusetts GO	5.500%	12/1/22	165	167
	Commonwealth of Massachusetts GO	5.000%	3/1/23	535	546
	Commonwealth of Massachusetts GO	5.000%	7/1/23	770	794
	Commonwealth of Massachusetts GO	5.000%	7/1/23	475	490
	Commonwealth of Massachusetts GO	5.000%	8/1/23	615	636
	Commonwealth of Massachusetts GO	5.250%	8/1/23	1,075	1,115
[1]	Commonwealth of Massachusetts GO	5.250%	9/1/23	355	369
	Commonwealth of Massachusetts GO	5.000%	11/1/23	100	104
	Commonwealth of Massachusetts GO	5.000%	12/1/23	5,540	5,790
[5]	Commonwealth of Massachusetts GO	5.500%	12/1/23	100	105
	Commonwealth of Massachusetts GO	5.000%	1/1/24	150	157
	Commonwealth of Massachusetts GO	5.000%	7/1/24	5,975	6,353
	Commonwealth of Massachusetts GO	5.000%	8/1/24	3,920	4,180
[1]	Commonwealth of Massachusetts GO	5.250%	9/1/24	6,875	7,384
	Commonwealth of Massachusetts GO	5.000%	11/1/24	300	322
	Commonwealth of Massachusetts GO	5.000%	11/1/24	5,000	5,370

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Commonwealth of Massachusetts GO	5.000%	12/1/24	5,030	5,415
[5]	Commonwealth of Massachusetts GO	5.500%	12/1/24	2,060	2,241
	Commonwealth of Massachusetts GO	5.000%	1/1/25	6,470	6,982
	Commonwealth of Massachusetts GO	4.000%	5/1/25	1,000	1,017
	Commonwealth of Massachusetts GO	5.000%	7/1/25	7,805	8,539
	Commonwealth of Massachusetts GO	5.000%	7/1/25	3,835	4,196
	Commonwealth of Massachusetts GO	5.000%	7/1/25	4,120	4,507
	Commonwealth of Massachusetts GO	5.000%	8/1/25	675	740
	Commonwealth of Massachusetts GO	5.000%	9/1/25	1,515	1,665
	Commonwealth of Massachusetts GO	5.000%	9/1/25	1,690	1,857
[1]	Commonwealth of Massachusetts GO	5.250%	9/1/25	690	763
	Commonwealth of Massachusetts GO	5.000%	10/1/25	235	259
	Commonwealth of Massachusetts GO	5.000%	11/1/25	790	872
	Commonwealth of Massachusetts GO	5.000%	1/1/26	410	455
	Commonwealth of Massachusetts GO	5.000%	7/1/26	2,860	3,211
	Commonwealth of Massachusetts GO	5.000%	7/1/26	775	870
	Commonwealth of Massachusetts GO	5.000%	7/1/26	100	112
	Commonwealth of Massachusetts GO	5.000%	9/1/26	2,000	2,255
	Commonwealth of Massachusetts GO	5.000%	10/1/26	660	746
	Commonwealth of Massachusetts GO	5.000%	11/1/26	1,335	1,511
	Commonwealth of Massachusetts GO	5.000%	1/1/27	140	159
	Commonwealth of Massachusetts GO	5.000%	7/1/27	895	1,029
	Commonwealth of Massachusetts GO	5.000%	7/1/27	130	146
	Commonwealth of Massachusetts GO	5.000%	7/1/27	1,745	2,007
	Commonwealth of Massachusetts GO	5.000%	7/1/27	3,340	3,841
	Commonwealth of Massachusetts GO	5.000%	3/1/28	7,015	8,150
	Commonwealth of Massachusetts GO	3.000%	7/1/28	25	25
	Commonwealth of Massachusetts GO	5.000%	7/1/28	95	106
	Commonwealth of Massachusetts GO	5.000%	7/1/28	1,000	1,168
	Commonwealth of Massachusetts GO	5.000%	9/1/28	2,750	3,220
	Commonwealth of Massachusetts GO	5.000%	3/1/29	5,400	6,360
	Commonwealth of Massachusetts GO	5.000%	7/1/29	100	109
	Commonwealth of Massachusetts GO	5.000%	7/1/29	505	562
	Commonwealth of Massachusetts GO	5.000%	7/1/29	110	130
	Commonwealth of Massachusetts GO	4.000%	11/1/29	110	111
	Commonwealth of Massachusetts GO	5.000%	5/1/30	1,550	1,586
	Commonwealth of Massachusetts GO	5.000%	7/1/30	550	596
	Commonwealth of Massachusetts GO	5.000%	7/1/30	3,820	4,580
[5]	Commonwealth of Massachusetts GO	5.500%	8/1/30	2,145	2,630
	Commonwealth of Massachusetts GO	4.000%	7/1/31	250	250
	Commonwealth of Massachusetts GO	5.000%	7/1/31	6,140	6,810
	Commonwealth of Massachusetts GO	5.000%	7/1/31	1,010	1,120
	Commonwealth of Massachusetts GO	4.000%	11/1/31	5,000	5,020
	Commonwealth of Massachusetts GO	5.000%	2/1/33	10,000	12,141
	Commonwealth of Massachusetts GO	4.000%	4/1/33	1,140	1,179
	Commonwealth of Massachusetts GO	5.000%	7/1/33	110	119
	Commonwealth of Massachusetts GO	4.000%	9/1/33	7,620	8,000
	Commonwealth of Massachusetts GO	5.000%	5/1/34	200	204
	Commonwealth of Massachusetts GO	5.000%	2/1/35	210	232
	Commonwealth of Massachusetts GO	4.000%	4/1/35	1,845	1,898
	Commonwealth of Massachusetts GO	5.000%	7/1/35	2,000	2,149
	Commonwealth of Massachusetts GO	4.000%	9/1/35	655	683
	Commonwealth of Massachusetts GO	3.000%	11/1/35	4,235	4,119
	Commonwealth of Massachusetts GO	5.000%	12/1/35	120	133
	Commonwealth of Massachusetts GO	5.000%	1/1/36	890	1,011
	Commonwealth of Massachusetts GO	5.000%	7/1/36	3,025	3,248
	Commonwealth of Massachusetts GO	5.000%	7/1/37	1,060	1,230
	Commonwealth of Massachusetts GO	4.000%	9/1/37	200	205

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Commonwealth of Massachusetts GO	4.000%	9/1/37	110	114
	Commonwealth of Massachusetts GO	4.000%	11/1/37	4,005	4,254
	Commonwealth of Massachusetts GO	5.000%	12/1/37	2,955	3,249
	Commonwealth of Massachusetts GO	3.000%	11/1/38	8,845	8,295
	Commonwealth of Massachusetts GO	5.000%	12/1/38	775	849
	Commonwealth of Massachusetts GO	3.000%	7/1/39	2,500	2,328
	Commonwealth of Massachusetts GO	4.000%	9/1/39	1,500	1,529
	Commonwealth of Massachusetts GO	3.000%	11/1/39	4,330	4,028
	Commonwealth of Massachusetts GO	4.000%	5/1/40	335	336
	Commonwealth of Massachusetts GO	5.000%	7/1/40	7,730	8,265
	Commonwealth of Massachusetts GO	3.000%	11/1/40	500	461
	Commonwealth of Massachusetts GO	5.000%	1/1/41	15,000	16,683
	Commonwealth of Massachusetts GO	5.000%	3/1/41	3,220	3,346
	Commonwealth of Massachusetts GO	3.000%	4/1/41	645	593
	Commonwealth of Massachusetts GO	5.000%	7/1/41	1,725	1,983
	Commonwealth of Massachusetts GO	4.000%	11/1/41	2,000	2,073
	Commonwealth of Massachusetts GO	5.000%	11/1/41	1,950	2,163
	Commonwealth of Massachusetts GO	2.500%	3/1/43	1,495	1,195
	Commonwealth of Massachusetts GO	4.000%	2/1/44	500	507
	Commonwealth of Massachusetts GO	3.000%	4/1/44	635	563
	Commonwealth of Massachusetts GO	4.000%	5/1/45	260	261
	Commonwealth of Massachusetts GO	5.000%	7/1/45	2,520	2,683
	Commonwealth of Massachusetts GO	5.000%	7/1/45	725	826
	Commonwealth of Massachusetts GO	5.000%	11/1/45	855	943
	Commonwealth of Massachusetts GO	4.000%	2/1/46	1,000	1,010
	Commonwealth of Massachusetts GO	5.000%	3/1/46	18,045	18,708
	Commonwealth of Massachusetts GO	4.000%	4/1/46	2,025	2,037
	Commonwealth of Massachusetts GO	5.000%	5/1/46	4,250	4,757
	Commonwealth of Massachusetts GO	3.000%	4/1/47	2,165	1,873
	Commonwealth of Massachusetts GO	5.000%	4/1/47	1,055	1,150
	Commonwealth of Massachusetts GO	5.000%	4/1/47	1,100	1,199
	Commonwealth of Massachusetts GO	5.250%	4/1/47	6,850	7,540
	Commonwealth of Massachusetts GO	3.000%	3/1/48	11,550	9,941
	Commonwealth of Massachusetts GO	3.000%	4/1/48	10,000	8,604
	Commonwealth of Massachusetts GO	5.000%	7/1/48	11,575	13,146
	Commonwealth of Massachusetts GO	5.000%	9/1/48	12,500	14,296
	Commonwealth of Massachusetts GO	3.000%	4/1/49	10,000	8,558
	Commonwealth of Massachusetts GO	2.750%	3/1/50	11,550	9,082
	Commonwealth of Massachusetts GO	2.000%	4/1/50	18,000	11,694
	Commonwealth of Massachusetts GO	5.000%	9/1/51	10,000	11,404
	Commonwealth of Massachusetts GO PUT	5.000%	6/1/23	1,000	1,028
	Commonwealth of Massachusetts GO, Prere.	5.000%	9/1/22	1,750	1,755
	Commonwealth of Massachusetts GO, Prere.	5.000%	9/1/22	200	201
	Commonwealth of Massachusetts GO, Prere.	5.000%	11/1/22	300	303
	Commonwealth of Massachusetts GO, Prere.	5.000%	11/1/22	1,000	1,009
	Commonwealth of Massachusetts GO, Prere.	5.000%	11/1/22	205	207
	Commonwealth of Massachusetts GO, Prere.	5.000%	11/1/22	475	479
[8]	Commonwealth of Massachusetts Special Obligation Hotel Occupancy Tax Revenue	5.500%	1/1/34	5,000	6,116
[8]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/25	100	108
[8]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/29	100	118
[8]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/30	240	288
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/25	265	289
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/26	270	302

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/29	5,955	6,438
Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/31	3,005	3,239
Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/32	7,375	7,936
Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/41	1,750	1,892
Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/42	3,640	4,001
Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	4.000%	6/1/46	10,845	10,936
Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/48	375	416
Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/49	6,655	7,441
Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	4.000%	6/1/50	10,000	10,091
Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/50	5,000	5,690
Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/52	2,000	2,296
Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	4.000%	6/1/45	150	151
Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/45	6,190	6,544
Massachusetts Bay Transportation Authority Assessment Sales Tax Revenue	5.000%	7/1/24	140	149
Massachusetts Bay Transportation Authority Assessment Sales Tax Revenue	5.000%	7/1/25	1,080	1,182
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.500%	7/1/23	650	674
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/25	5,415	5,924
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/25	775	847
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/26	5,325	5,967
Massachusetts Bay Transportation Authority Sales Tax Revenue	0.000%	7/1/28	180	155
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/28	3,040	3,545
Massachusetts Bay Transportation Authority Sales Tax Revenue	0.000%	7/1/29	30	25
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/30	170	208
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/31	5,245	6,356
Massachusetts Bay Transportation Authority Sales Tax Revenue	0.000%	7/1/32	305	224
Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/35	1,015	1,045
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/40	2,895	3,087
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/41	3,665	4,020
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/45	3,225	3,424
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/45	9,350	10,355

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/50	12,215	13,472
Massachusetts Clean Water Trust Miscellaneous Revenue	5.000%	8/1/24	965	1,029
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/24	150	160
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/15/25	1,000	1,102
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/26	115	129
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/15/26	3,455	3,904
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/15/27	6,285	7,262
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/29	500	545
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/15/29	1,000	1,067
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/15/29	1,000	1,195
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/30	780	836
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/32	980	1,040
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/33	6,500	7,246
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/15/36	1,000	1,038
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/36	1,360	1,651
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/38	250	254
Massachusetts Development Finance Agency College & University Revenue	5.000%	3/1/39	5,310	5,449
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/40	3,815	4,717
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/41	1,030	1,059
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/42	930	939
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/43	12,700	12,897
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/43	500	519
Massachusetts Development Finance Agency College & University Revenue	5.000%	3/1/44	5,990	6,141
Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/46	2,000	2,150
Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/46	850	855
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/47	9,575	9,941
Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/48	3,000	3,138
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/48	23,605	24,172
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/50	3,775	4,768
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/55	5,500	6,869

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Massachusetts Development Finance Agency College & University Revenue (Suffolk University Project)	4.000%	7/1/51	4,225	3,993
Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/23	10,000	10,312
Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/31	290	291
Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/48	1,185	1,105
Massachusetts Health & Educational Facilities Authority College & University Revenue	5.250%	7/1/33	125	158
Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/45	175	185
Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/22	255	255
Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/23	2,690	2,694
Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/24	4,215	4,221
Massachusetts School Building Authority Sales Tax Revenue	3.050%	8/15/28	1,135	1,170
Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/31	595	643
Massachusetts School Building Authority Sales Tax Revenue	4.000%	11/15/35	2,450	2,553
Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/37	10,000	10,694
Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/37	13,610	14,554
Massachusetts School Building Authority Sales Tax Revenue	4.000%	2/15/43	5,490	5,564
Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/45	11,645	13,295
Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/46	7,435	8,056
Massachusetts School Building Authority Sales Tax Revenue	3.000%	8/15/50	3,000	2,525
Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/50	5,000	5,678
Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/22	1,700	1,702
Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/22	6,270	6,278
Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/22	3,620	3,625
Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/22	7,760	7,770
Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/22	775	776
Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/22	590	591
Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/22	25	25
Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/22	3,170	3,174
Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/22	980	981
Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/22	120	120
Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	5/15/23	2,485	2,552

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/25	870	954
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	2/15/26	14,690	16,316
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/26	2,890	3,181
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/27	3,625	4,082
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/29	1,070	1,255
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/23	115	119
[1]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/25	110	121
[1]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/31	80	99
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/32	860	968
[1]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/33	1,870	2,357
	Massachusetts Water Resources Authority Water Revenue	4.000%	8/1/36	5,255	5,438
[1]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/37	4,000	5,194
	Massachusetts Water Resources Authority Water Revenue	4.000%	8/1/40	600	613
	Massachusetts Water Resources Authority Water Revenue, ETM	5.000%	8/1/23	35	36
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/22	140	140
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/22	3,750	3,750
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/26	320	359
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/26	21,745	24,427
	Quincy MA GO	5.000%	6/1/23	845	869
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/25	5,250	5,789
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/39	1,900	2,006
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/40	4,740	5,101
	University of Massachusetts Building Authority College & University Revenue	5.250%	11/1/42	2,170	2,418
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/52	26,310	29,405
	University of Massachusetts Building Authority College & University Revenue, Prere.	5.000%	11/1/22	495	499
	Worcester MA GO	2.000%	2/1/47	7,960	5,428
					859,425
Michigan (0.8%)
[1,10]	Detroit City School District GO	5.250%	5/1/27	160	183
[1,10]	Detroit City School District GO	5.250%	5/1/30	4,720	5,671
[1,10]	Detroit City School District GO	5.250%	5/1/32	285	348
[1]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/43	750	832

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Great Lakes Water Authority Sewage Disposal System Water Revenue	5.000%	7/1/30	2,000	2,198
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/27	155	172
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/28	3,885	4,299
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/31	75	82
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/33	640	698
	Great Lakes Water Authority Water Supply System Water Revenue	5.250%	7/1/33	5,175	5,690
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/35	2,255	2,450
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/46	1,775	1,903
	Karegnondi Water Authority Lease Revenue	5.250%	11/1/28	865	892
	Karegnondi Water Authority Lease Revenue	5.250%	11/1/40	835	855
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/43	7,160	7,301
	Michigan (Environmental Program) GO	4.000%	5/1/29	3,000	3,202
	Michigan Appropriations Revenue GAN	5.000%	3/15/23	5,585	5,704
	Michigan Appropriations Revenue GAN	5.000%	3/15/24	865	911
	Michigan Appropriations Revenue GAN	5.000%	3/15/25	1,690	1,829
	Michigan Appropriations Revenue GAN	5.000%	3/15/26	2,910	3,230
	Michigan Appropriations Revenue GAN	5.000%	3/15/27	3,915	4,449
	Michigan Finance Authority College & University Revenue	3.000%	9/1/50	2,320	1,727
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/39	2,910	3,043
	Michigan Finance Authority Lease Revenue	5.000%	11/1/43	1,500	1,676
	Michigan Finance Authority Lease Revenue	4.000%	11/1/50	3,000	2,998
[1]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/25	425	451
[1]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/26	720	763
[1]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/32	115	120
	Michigan Finance Authority Sewer Revenue	5.000%	7/1/33	3,300	3,449
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/27	250	270
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/28	750	808
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/33	250	267
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/34	700	746
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/35	775	825
	Michigan Finance Authority Water Revenue	5.000%	10/1/28	485	543
	Michigan Finance Authority Water Revenue	5.000%	10/1/29	3,110	3,479
[1]	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/23	1,645	1,695
[1]	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/25	400	425
[1]	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/26	1,000	1,060
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/34	1,985	2,115
	Michigan Finance Authority Water Revenue, Prere.	5.000%	10/1/22	1,250	1,257
	Michigan State Building Authority Appropriations Revenue	3.000%	10/15/45	11,450	9,924

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/30	140	155
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/32	2,660	2,914
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/33	680	743
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	4/15/41	2,540	2,735
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/51	500	531
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/23	435	446
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/28	500	545
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/29	75	78
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/33	1,885	2,030
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/38	3,095	3,291
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.250%	10/15/47	1,350	1,382
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/50	110	116
	Michigan State Building Authority Lease (Non-Terminable) Revenue	3.000%	10/15/51	3,500	2,909
	Michigan State University College & University Revenue	5.000%	8/15/38	3,230	3,313
	Michigan State University College & University Revenue	4.000%	2/15/44	1,875	1,893
	Michigan State University College & University Revenue	4.000%	2/15/44	3,970	4,011
	Michigan State University College & University Revenue	5.000%	2/15/44	1,500	1,660
	Michigan State University College & University Revenue	5.000%	2/15/48	275	303
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/35	6,000	7,064
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/36	4,090	4,787
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/37	75	79
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/41	5,000	5,216
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/45	1,150	1,170
	Northern Michigan University College & University Revenue	4.000%	6/1/46	2,000	2,026
	Novi Community School District GO	4.000%	5/1/47	1,200	1,206
	University of Michigan College & University Revenue	5.000%	4/1/23	70	72
	University of Michigan College & University Revenue	5.000%	4/1/24	310	327
	University of Michigan College & University Revenue	5.000%	4/1/40	1,030	1,147
	University of Michigan College & University Revenue, ETM	5.000%	4/1/23	130	133
[10]	Walled Lake Consolidated School District GO	5.000%	5/1/50	3,500	3,883
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/25	1,355	1,370
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/37	5,725	5,774
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/40	2,025	2,154
[1]	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/42	570	575

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Wayne State University College & University Revenue	5.000%	11/15/40	1,075	1,103
Wayne State University College & University Revenue	5.000%	11/15/43	20	22
				157,703
Minnesota (0.8%)
Hennepin County MN GO	5.000%	12/15/36	6,515	7,565
Metropolitan Council GAN GO	5.000%	12/1/25	25,740	28,463
Metropolitan Council GAN GO	5.000%	12/1/26	4,340	4,919
Metropolitan Council GAN GO	5.000%	12/1/27	10,000	11,581
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/24	2,705	2,828
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/25	11,665	12,488
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/26	785	861
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/28	280	313
Minnesota Appropriations Revenue	5.000%	3/1/27	845	852
Minnesota Appropriations Revenue	5.000%	3/1/29	935	943
Minnesota Appropriations Revenue	5.000%	6/1/32	2,130	2,186
Minnesota Appropriations Revenue	5.000%	6/1/43	1,980	2,030
Minnesota GO	5.000%	8/1/22	300	300
Minnesota GO	5.000%	8/1/22	375	375
Minnesota GO	5.000%	10/1/22	2,000	2,012
Minnesota GO	5.000%	10/1/22	685	689
Minnesota GO	2.000%	8/1/23	10,000	10,052
Minnesota GO	5.000%	8/1/23	1,000	1,035
Minnesota GO	5.000%	8/1/23	4,120	4,263
Minnesota GO	5.000%	8/1/24	400	427
Minnesota GO	5.000%	8/1/24	250	267
Minnesota GO	4.000%	10/1/24	960	989
Minnesota GO	5.000%	10/1/24	1,000	1,072
Minnesota GO	5.000%	8/1/25	8,260	9,067
Minnesota GO	4.000%	10/1/25	1,475	1,520
Minnesota GO	5.000%	8/1/27	2,630	2,884
Minnesota GO	5.000%	8/1/27	3,165	3,561
Minnesota GO	5.000%	9/1/28	10,910	12,830
Minnesota GO	5.000%	9/1/30	5,000	6,091
Minnesota GO	5.000%	9/1/32	2,500	3,035
Minnesota GO	4.000%	9/1/33	5,000	5,525
Minnesota Public Facilities Authority Water Revenue	5.000%	3/1/23	2,330	2,378
Scott County MN GO	3.000%	12/1/36	1,645	1,651
University of Minnesota College & University Revenue	5.000%	9/1/40	1,240	1,366
University of Minnesota College & University Revenue	4.000%	1/1/44	2,635	2,640
Western Minnesota Municipal Power Agency Electric Power & Light Revenue, Prere.	5.000%	1/1/24	5,350	5,601
Western Minnesota Municipal Power Agency Electric Power & Light Revenue, Prere.	5.000%	1/1/24	200	209
				154,868
Mississippi (0.1%)
Mississippi GO	5.000%	10/1/26	3,360	3,688
Mississippi GO	5.000%	10/1/27	1,160	1,335
Mississippi GO	5.000%	10/1/28	1,410	1,612
Mississippi GO	5.000%	10/1/30	880	998

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Mississippi GO	4.000%	10/1/35	3,740	3,904
Mississippi GO	4.000%	10/1/36	1,265	1,318
Mississippi GO, Prere.	5.000%	10/1/25	1,500	1,649
Mississippi GO, Prere.	5.000%	10/1/27	220	254
Mississippi Miscellaneous Taxes Revenue	5.000%	10/15/37	7,925	8,750
				23,508
Missouri (0.4%)
Bi-State Development Agency of the Missouri-Illinois Metropolitan District Appropriations Revenue	4.000%	10/1/44	6,000	6,104
Jackson County MO Sales Tax Revenue (Truman Sports Complex Project)	5.000%	12/1/30	35	37
Jackson County MO Sales Tax Revenue (Truman Sports Complex Project)	5.000%	12/1/31	300	320
Kansas City MO Appropriations Revenue	5.000%	9/1/30	2,760	3,215
Kansas City MO Appropriations Revenue	5.000%	9/1/31	2,155	2,528
Kansas City MO Appropriations Revenue	5.000%	9/1/32	1,000	1,180
Kansas City MO Appropriations Revenue	5.000%	9/1/33	1,055	1,233
Kansas City MO Appropriations Revenue (Downtown Arena Project)	5.000%	4/1/40	500	521
Kansas City MO Sanitary Sewer System Revenue	4.000%	1/1/42	2,000	2,045
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/37	400	471
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/38	550	647
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/39	550	646
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/40	750	880
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/41	800	937
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/42	8,815	9,642
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/42	730	855
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/45	415	448
Metropolitan St. Louis Sewer District Sewer Revenue, Prere.	5.000%	5/1/23	50	51
Metropolitan St. Louis Sewer District Sewer Revenue, Prere.	5.000%	5/1/25	195	211
Missouri Highway & Transportation Commission Sales Tax Revenue	5.000%	5/1/23	1,680	1,724
Missouri Highway & Transportation Commission Sales Tax Revenue	5.000%	5/1/25	7,665	8,099
Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	12/1/40	85	92
Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Iatan 2 Project)	5.000%	1/1/34	100	104
Missouri-Illinois Metropolitan District Bi-State Development Agency Appropriations Revenue	4.000%	10/1/35	1,800	1,907
Missouri-Illinois Metropolitan District Bi-State Development Agency Appropriations Revenue, Prere.	5.000%	10/1/22	2,100	2,112
Springfield MO Public Utility Multiple Utility Revenue	5.000%	8/1/26	470	515
Springfield MO Public Utility Multiple Utility Revenue	4.000%	8/1/31	155	162

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Springfield School District No. R-12 GO	5.000%	3/1/37	14,250	16,068
	St. Charles County Francis Howell R-III School District GO	5.000%	3/1/28	275	316
	St. Charles County Francis Howell R-III School District GO	5.000%	3/1/29	240	279
	St. Charles County Francis Howell R-III School District GO	5.000%	3/1/30	600	707
	St. Charles County Francis Howell R-III School District GO	5.000%	3/1/31	1,250	1,488
	St. Charles County Francis Howell R-III School District GO	5.000%	3/1/32	775	918
	St. Charles County Francis Howell R-III School District GO	5.000%	3/1/33	1,250	1,474
	St. Charles County Francis Howell R-III School District GO	5.000%	3/1/34	1,000	1,174
[8]	St. Louis MO Airport Port, Airport & Marina Revenue	5.500%	7/1/28	510	597
[8]	St. Louis MO Airport Port, Airport & Marina Revenue	5.500%	7/1/30	400	480
[8]	St. Louis MO Airport Port, Airport & Marina Revenue	5.500%	7/1/31	290	353
	University of Missouri College & University Revenue	5.000%	11/1/30	6,065	7,290
					77,830
Nebraska (0.6%)
	Douglas County NE College & University Revenue	4.000%	7/1/40	2,330	2,359
	Douglas County NE College & University Revenue	3.000%	7/1/51	5,000	3,887
[1]	Fremont School District GO	5.000%	12/15/30	200	238
[1]	Fremont School District GO	5.000%	12/15/31	250	300
[1]	Fremont School District GO	5.000%	12/15/32	275	333
[1]	Fremont School District GO	4.000%	12/15/33	420	469
[1]	Fremont School District GO	4.000%	12/15/34	550	612
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/24	3,795	3,971
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/38	2,600	2,977
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/28	1,020	1,126
	Omaha Public Power District Electric Power & Light Revenue	4.000%	2/1/38	175	177
	Omaha Public Power District Electric Power & Light Revenue	4.000%	2/1/39	1,990	2,007
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/39	8,540	9,507
	Omaha Public Power District Electric Power & Light Revenue	4.000%	2/1/42	1,480	1,504
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/42	7,765	8,589
	Omaha Public Power District Electric Power & Light Revenue	4.000%	2/1/51	11,580	11,692
	Omaha Public Power District Electric Power & Light Revenue, Prere.	5.000%	8/1/24	1,920	2,046
	Omaha Public Power District Nebraska City Station Unit 2 Electric Power & Light Revenue	5.250%	2/1/42	4,400	4,729
	Omaha Public Power District Nebraska City Station Unit 2 Electric Power & Light Revenue	5.250%	2/1/46	4,670	4,951
	Omaha Public Power District Nebraska City Station Unit 2 Electric Power & Light Revenue	5.000%	2/1/49	5,000	5,361

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Omaha School District GO	4.000%	12/15/31	6,100	6,586
	Omaha-Douglas Public Building Commission GO	4.000%	5/1/50	10,000	10,140
	University of Nebraska Facilities Corp. College & University Revenue	4.000%	10/1/22	130	130
	University of Nebraska Facilities Corp. College & University Revenue	4.000%	7/15/59	5,000	4,963
	University of Nebraska Facilities Corp. College & University Revenue	4.000%	7/15/62	21,795	21,631
					110,285
Nevada (0.8%)
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/24	5,550	5,888
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/25	2,210	2,408
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/26	2,010	2,242
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/32	100	115
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/40	1,245	1,358
	Clark County NV GO	5.000%	11/1/26	270	304
	Clark County NV GO	5.000%	11/1/27	495	556
	Clark County NV GO	5.000%	11/1/28	80	89
	Clark County NV GO	4.000%	6/1/31	565	603
	Clark County NV GO	4.000%	11/1/31	860	913
	Clark County NV GO	4.000%	6/1/32	10,475	11,586
	Clark County NV GO	4.000%	11/1/32	990	1,046
	Clark County NV GO	5.000%	6/1/43	12,105	13,338
	Clark County NV GO	4.000%	7/1/44	5,050	5,104
	Clark County NV GO	5.000%	5/1/48	5,100	5,588
	Clark County School District GO	5.000%	6/15/23	2,445	2,516
	Clark County School District GO	5.000%	6/15/23	740	762
	Clark County School District GO	5.000%	6/15/24	340	360
	Clark County School District GO	5.000%	6/15/24	245	260
	Clark County School District GO	5.000%	6/15/25	1,860	2,024
	Clark County School District GO	5.000%	6/15/25	2,970	3,232
	Clark County School District GO	5.000%	6/15/26	100	110
	Clark County School District GO	5.000%	6/15/26	145	161
	Clark County School District GO	5.000%	6/15/28	4,320	4,718
[1]	Clark County School District GO	3.000%	6/15/39	3,000	2,710
	Clark County Water Reclamation District GO	5.000%	7/1/23	625	645
	Clark Department of Aviation County Port, Airport & Marina Revenue	4.250%	7/1/36	1,000	1,012
	Clark Department of Aviation County Port, Airport & Marina Revenue	5.000%	7/1/40	5,000	5,303
	Clark NV County Fuel Sales Tax Revenue	5.000%	7/1/36	19,000	22,567
[1]	Clark NV County Fuel Sales Tax Revenue	4.000%	7/1/40	4,090	4,229
	Henderson NV GO	4.000%	6/1/50	3,175	3,207
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/28	175	193
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/29	160	176
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/43	13,535	14,893
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	4.000%	7/1/46	200	200
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	4.000%	7/1/49	2,250	2,251
	Las Vegas Valley Water District GO	5.000%	6/1/33	595	633

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Las Vegas Valley Water District GO	5.000%	6/1/34	255	271
	Las Vegas Valley Water District GO	5.000%	6/1/39	3,015	3,196
	Las Vegas Valley Water District GO	5.000%	6/1/41	10,575	11,479
	Las Vegas Valley Water District GO	5.000%	6/1/46	1,435	1,549
	Nevada COP	5.000%	6/1/43	10,145	10,450
	Nevada GO	5.000%	11/1/24	290	311
	Nevada GO	5.000%	4/1/26	130	141
	Nevada GO	5.000%	11/1/26	1,005	1,091
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/25	270	298
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/26	890	992
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/27	2,955	3,285
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/28	260	288
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/30	410	465
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/31	835	945
	Nevada Highway Improvement Fuel Sales Tax Revenue	4.000%	12/1/32	100	106
	Truckee Meadows Water Authority Water Revenue	5.000%	7/1/33	210	231
					158,398
New Hampshire (0.0%)
	New Hampshire Business Finance Authority Private School Revenue	4.000%	7/1/51	2,500	2,546
New Jersey (5.0%)
	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.250%	11/1/44	15	15
[5]	Essex County Improvement Authority General Fund Revenue	5.250%	12/15/22	1,435	1,455
	Essex County Improvement Authority Lease Revenue	5.000%	10/1/22	850	855
[1]	Garden State Preservation Trust Recreational Revenue	0.000%	11/1/27	755	657
[1]	Garden State Preservation Trust Recreational Revenue	0.000%	11/1/28	500	419
	Garden State Preservation Trust Sales Tax Revenue	5.000%	11/1/22	700	705
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue	5.250%	5/1/51	100	107
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	4.000%	10/1/46	1,000	1,010
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	4.000%	10/1/51	500	502
[2]	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/39	660	711
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/23	13,535	13,786
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/23	950	976
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/24	1,510	1,537
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/24	1,185	1,225

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	New Jersey Economic Development Authority Appropriations Revenue	5.250%	7/1/24	14,980	15,722
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/25	2,945	2,997
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/25	1,360	1,459
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/25	115	121
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/26	1,525	1,551
	New Jersey Economic Development Authority Appropriations Revenue	4.250%	6/15/26	6,530	6,814
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/26	11,480	12,281
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/26	975	1,021
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/27	80	81
	New Jersey Economic Development Authority Appropriations Revenue	4.375%	6/15/27	1,900	1,980
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/27	3,030	3,248
[2]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/27	5,215	5,849
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/28	1,880	2,004
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	7/1/32	1,020	1,045
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/33	1,425	1,524
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/34	1,520	1,586
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	7/1/34	615	625
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/35	1,500	1,649
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/35	375	391
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/36	525	547
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/36	350	371
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/37	1,625	1,690
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/40	1,140	1,175
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/41	1,330	1,399
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/43	100	107
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/44	5,940	6,346
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/46	2,550	2,501
	New Jersey Economic Development Authority Appropriations Revenue	4.625%	6/15/48	2,000	2,055
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/48	1,610	1,713
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/49	180	191

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/50	650	631
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	9/1/22	150	150
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	9/1/22	3,545	3,555
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	3/1/23	2,830	2,887
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	3/1/23	600	612
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	3/1/23	900	918
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	3/1/23	1,510	1,540
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	4.000%	6/15/24	140	146
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	6/15/24	45	48
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	6/15/24	515	547
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	6/15/24	920	977
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	6/15/24	115	122
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.250%	6/15/25	5,000	5,484
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	4.750%	12/15/26	1,105	1,239
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.500%	12/15/26	5,560	6,417
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.500%	12/15/26	560	646
	New Jersey Economic Development Authority College & University Revenue, Prere.	5.000%	6/15/23	240	247
	New Jersey Economic Development Authority College & University Revenue, Prere.	5.000%	6/15/23	34,070	35,039
[11]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/24	5,925	6,270
[11]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/26	1,000	1,098
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/22	575	580
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/23	3,430	3,560
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/24	5,840	6,180
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	4.000%	11/1/25	955	999
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/25	2,075	2,243
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/26	1,970	2,171
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	4.125%	6/15/27	175	181
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	4.000%	11/1/27	4,145	4,368
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/34	1,500	1,607
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	4.000%	6/15/37	4,225	4,246

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/42	3,675	3,881
New Jersey Economic Development Authority Lease (Appropriation) Revenue (NJ Transit Transportation Project)	4.000%	11/1/37	2,500	2,518
New Jersey Economic Development Authority Lease (Appropriation) Revenue (NJ Transit Transportation Project)	4.000%	11/1/38	2,505	2,515
New Jersey Economic Development Authority Lease (Appropriation) Revenue (NJ Transit Transportation Project)	5.000%	11/1/44	600	640
New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/29	1,100	1,211
New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/31	1,500	1,634
New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/42	130	138
New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/47	2,275	2,401
New Jersey Economic Development Authority Lease Revenue (State House Project)	5.000%	6/15/26	600	657
New Jersey Economic Development Authority Miscellaneous Revenue	5.000%	3/1/23	310	311
New Jersey Economic Development Authority Miscellaneous Revenue	3.000%	3/1/24	1,075	1,076
New Jersey Economic Development Authority Miscellaneous Revenue	5.000%	3/1/25	300	300
New Jersey Educational Facilities Authority Appropriations Revenue	5.000%	6/15/24	125	131
New Jersey Educational Facilities Authority Appropriations Revenue	4.000%	9/1/25	195	204
New Jersey Educational Facilities Authority Appropriations Revenue	5.000%	9/1/32	705	734
New Jersey Educational Facilities Authority College & University Revenue	5.000%	3/1/32	11,670	14,371
New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/45	680	690
New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/45	1,030	1,101
New Jersey Educational Facilities Authority College & University Revenue	3.000%	7/1/50	1,000	751
New Jersey GO	4.000%	6/1/23	3,280	3,343
New Jersey GO	5.000%	6/1/24	4,175	4,415
New Jersey GO	5.000%	6/1/25	6,460	6,995
New Jersey GO	2.000%	6/1/26	2,000	1,969
New Jersey GO	5.000%	6/1/26	44,885	49,566
New Jersey GO	5.000%	6/1/26	165	178
New Jersey GO	5.000%	6/1/27	26,490	29,871
New Jersey GO	5.000%	6/1/27	560	604
New Jersey GO	5.000%	6/1/28	125	134
New Jersey GO	5.000%	6/1/28	13,475	15,405
New Jersey GO	5.000%	6/1/29	7,870	9,106
New Jersey GO	4.000%	6/1/30	5,370	5,901
New Jersey GO	4.000%	6/1/31	11,300	12,479
New Jersey GO	3.000%	6/1/32	12,395	12,438
New Jersey GO	4.000%	6/1/32	2,000	2,207

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Rutgers State University College & University Revenue, Prere.	5.000%	5/1/23	150	154
	New Jersey Rutgers State University College & University Revenue, Prere.	5.000%	5/1/23	910	933
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/26	2,500	2,736
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/26	2,000	2,188
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/33	1,250	1,410
	New Jersey State Transportation Trust Appropriations Revenue	4.000%	6/15/34	1,500	1,542
	New Jersey State Transportation Trust Appropriations Revenue	4.000%	6/15/35	8,375	8,589
	New Jersey State Transportation Trust Appropriations Revenue	4.000%	6/15/36	2,040	2,087
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/22	1,220	1,236
[5]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/22	335	339
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.500%	12/15/22	12,025	12,191
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.500%	12/15/22	1,355	1,375
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/23	300	308
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/23	1,245	1,296
[5]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/23	620	647
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/23	295	308
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/23	1,335	1,394
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.500%	12/15/23	440	461
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/24	170	179
[5]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/24	10,135	9,585
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/24	2,165	2,303
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/25	200	216
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/25	530	485
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/25	1,730	1,582
[5]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/26	2,260	2,020
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/26	2,270	2,011
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/26	1,000	1,104
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/27	4,615	5,066
[8]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/27	1,850	1,600
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/27	5,000	4,278

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	3,680	4,014
[5]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	21,115	17,572
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	1,925	1,582
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	3,145	2,585
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/28	1,110	1,247
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/28	500	562
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	1,875	2,037
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	1,505	1,635
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/29	14,770	11,978
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/29	1,910	1,507
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/29	5,000	5,575
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	22,570	24,441
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	1,150	1,245
[8]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/30	1,310	1,006
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/30	3,285	2,482
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.100%	6/15/31	435	455
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/31	7,200	7,775
[8]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/31	27,500	20,234
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/31	3,725	2,691
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/31	105	109
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/32	6,850	7,173
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/32	2,500	2,751
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	6/15/32	7,595	7,996
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/32	15,800	11,346
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/32	6,500	7,140
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/32	900	1,001
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/33	1,045	686
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/33	2,730	2,989
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/34	2,985	3,341
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/34	1,290	806

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/34	7,730	8,426
[5]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/35	590	360
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/35	1,760	1,047
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/35	1,145	1,244
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/36	5,000	5,535
[5]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/36	760	442
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/36	170	96
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/36	1,270	1,373
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/37	2,850	3,144
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/37	5,420	2,914
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/37	2,025	1,089
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/38	3,095	1,574
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/39	1,175	1,191
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/39	2,125	2,149
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/39	3,870	4,179
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/40	2,000	2,021
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/40	4,280	1,945
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.500%	6/15/49	155	159
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Bonds)	4.000%	6/15/36	6,635	6,749
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Bonds)	4.000%	6/15/42	2,000	2,010
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Bonds)	5.250%	6/15/43	8,530	9,243
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Bonds)	5.000%	6/15/46	5,000	5,323
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/23	850	873
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/27	630	646
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/28	600	614
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/29	455	484

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/30	465	476
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/31	275	290
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/34	1,000	1,114
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/35	1,000	1,111
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/36	13,300	13,518
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/36	1,845	2,040
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/37	1,670	1,704
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/38	2,140	2,174
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.750%	6/15/38	2,055	2,108
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/38	1,240	1,280
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/39	760	770
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/40	810	818
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/41	1,970	1,985
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/41	350	365
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/42	860	864
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.250%	6/15/44	1,450	1,457
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/44	1,430	1,450
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/44	400	411
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/45	1,535	1,585
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/46	6,085	6,038
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/46	50	52

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	3.000%	6/15/50	2,000	1,613
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/50	5,870	5,811
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/35	1,250	1,280
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/35	960	1,044
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/35	850	936
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/37	1,000	1,018
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/37	1,000	1,094
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/39	6,000	6,535
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/40	7,300	7,375
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/40	500	542
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/44	7,730	7,727
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/45	14,510	14,402
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/45	3,000	3,224
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.500%	6/15/46	2,350	2,070
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.000%	6/15/50	4,750	3,832
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/50	2,320	2,297
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/50	12,210	12,088
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/50	12,250	13,011
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/50	7,750	8,284
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/32	1,160	800
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/33	1,630	1,070
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/38	980	499
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/39	4,875	2,346
[8]	New Jersey Transportation Trust Fund Authority Miscellaneous Revenue	5.750%	6/15/23	5,000	5,169
[8]	New Jersey Transportation Trust Fund Authority Transit Revenue	5.500%	12/15/22	5,000	5,069
	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/24	250	237
[5,12]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/24	600	571
	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/25	510	472
	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/26	1,050	944
[2]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/37	175	100

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/27	2,930	3,100
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/27	920	1,033
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/27	310	348
[1]	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/27	385	438
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/28	1,100	1,163
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/28	2,000	2,213
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/29	5,825	6,155
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/29	900	1,002
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/30	2,995	3,162
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/30	260	288
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/30	500	566
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	925	986
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	260	287
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	210	228
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	3,470	3,656
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	105	114
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	580	639
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/33	460	484
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/33	465	494
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/33	500	559
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/34	2,610	2,746
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/34	1,045	1,109
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/34	1,065	1,163
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/35	580	605
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/35	535	544
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/37	6,695	7,406
	New Jersey Turnpike Authority Highway Revenue	3.250%	1/1/38	1,160	1,107
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/40	10,245	11,272
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/42	12,645	12,947
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/43	8,200	8,338
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/45	7,140	7,481
[1]	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/45	150	158
[2]	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/45	965	1,015
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/48	10,705	10,834
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/48	6,690	7,364
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/51	18,135	18,372
	New Jersey Turnpike Authority Highway Revenue, ETM	5.000%	1/1/23	445	451
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	1/1/23	17,820	18,083
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	1/1/23	3,915	3,973
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	1/1/23	1,180	1,197
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	1/1/23	545	553
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	1/1/23	1,320	1,339
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	1/1/23	1,000	1,015
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	1/1/23	125	127
[1]	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	1/1/23	115	117
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	7/1/24	1,390	1,478

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Newark Housing Authority Scholarship Foundation A New Jersey Intergovernmental Agreement Revenue (ADDL-Newark Redevelopment Project)	5.000%	1/1/32	425	471
[8]	North Hudson NJ Sewerage Authority Lease Revenue, ETM	0.000%	8/1/25	2,000	1,871
	Ocean County NJ GO	5.000%	8/1/22	850	850
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/39	80	82
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/45	1,430	1,520
	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/50	10,000	9,111
					993,684
New Mexico (0.5%)
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/23	2,605	2,683
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/24	10,545	11,193
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/26	60	67
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/28	50	58
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/29	75	87
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/30	3,035	3,642
	New Mexico Severance Tax Permanent Fund Miscellaneous Taxes Revenue	4.000%	7/1/23	435	445
	New Mexico Severance Tax Permanent Fund Miscellaneous Taxes Revenue	5.000%	7/1/23	12,975	13,383
	New Mexico Severance Tax Permanent Fund Miscellaneous Taxes Revenue	5.000%	7/1/24	2,705	2,878
	New Mexico Severance Tax Permanent Fund Miscellaneous Taxes Revenue	5.000%	7/1/25	7,125	7,784
	New Mexico Severance Tax Permanent Fund Miscellaneous Taxes Revenue	5.000%	7/1/28	25,975	30,318
	New Mexico Severance Tax Permanent Fund Miscellaneous Taxes Revenue	5.000%	7/1/29	15,000	17,803
					90,341
New York (23.5%)
	Battery Park City Authority Lease Revenue	5.000%	11/1/24	165	172
	Battery Park City Authority Lease Revenue	5.000%	11/1/25	260	271
	Battery Park City Authority Lease Revenue	5.000%	11/1/30	1,505	1,569
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/39	1,905	2,196
	Hempstead Town Local Development Corp. College & University Revenue	5.000%	7/1/47	360	383
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/23	155	158
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/24	100	105
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/28	7,070	7,936
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/29	3,820	4,278
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/30	2,590	2,894
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/32	2,355	2,619

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/33	850	943
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/34	1,195	1,318
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/36	525	543
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/36	200	220
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/37	5,755	6,304
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/39	600	652
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/42	3,055	3,292
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/44	4,180	4,228
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/45	1,025	1,102
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	2.750%	2/15/47	5,000	4,031
	Long Island Power Authority Electric Power & Light Revenue	1.000%	9/1/25	6,645	6,368
[1]	Long Island Power Authority Electric Power & Light Revenue	0.000%	6/1/26	110	101
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/26	185	185
[1]	Long Island Power Authority Electric Power & Light Revenue	0.000%	6/1/28	340	293
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/30	1,705	1,887
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/30	335	379
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/31	6,000	7,205
	Long Island Power Authority Electric Power & Light Revenue	4.000%	9/1/33	1,935	2,060
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/36	5	6
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/37	620	622
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/39	2,090	2,331
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/42	1,440	1,584
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/42	120	120
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/44	2,610	2,719
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/45	210	225
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/47	2,705	2,960
	Long Island Power Authority Electric Power & Light Revenue PUT	1.650%	9/1/24	7,025	6,881
	Long Island Power Authority Electric Power & Light Revenue PUT	0.850%	9/1/25	3,500	3,287
	Long Island Power Authority Electric Power & Light Revenue PUT	1.500%	9/1/26	5,815	5,471
	Long Island Power Authority Electric Power & Light Revenue, Prere.	5.000%	9/1/22	1,055	1,058

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Long Island Power Authority Electric Power & Light Revenue, Prere.	5.000%	9/1/22	495	496
Long Island Power Authority Electric Power & Light Revenue, Prere.	5.000%	9/1/22	10,365	10,395
Long Island Power Authority Electric Power & Light Revenue, Prere.	5.000%	9/1/22	385	386
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/22	500	505
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/23	550	573
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/25	1,985	2,178
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/26	360	404
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/27	405	456
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/28	405	455
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/30	1,265	1,409
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/32	330	366
Metropolitan Transportation Authority Fuel Sales Tax Revenue	4.000%	11/15/33	1,010	1,047
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/34	1,175	1,299
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/35	155	170
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/35	375	414
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/36	4,605	4,972
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/42	850	912
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/42	550	592
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/46	3,995	4,231
Metropolitan Transportation Authority Fuel Sales Tax Revenue	4.000%	11/15/52	5,000	5,072
Metropolitan Transportation Authority Miscellaneous Taxes Revenue	5.000%	11/15/23	1,245	1,258
Metropolitan Transportation Authority Miscellaneous Taxes Revenue	5.000%	11/15/24	420	424
Metropolitan Transportation Authority Miscellaneous Taxes Revenue	5.000%	11/15/25	6,560	6,625
Metropolitan Transportation Authority Miscellaneous Taxes Revenue	5.000%	11/15/26	495	500
Metropolitan Transportation Authority Miscellaneous Taxes Revenue	5.000%	11/15/27	4,500	4,543
Metropolitan Transportation Authority Miscellaneous Taxes Revenue	0.000%	11/15/30	2,140	1,680
Metropolitan Transportation Authority Miscellaneous Taxes Revenue	5.000%	11/15/31	695	701
Metropolitan Transportation Authority Miscellaneous Taxes Revenue	0.000%	11/15/32	4,555	3,282
Metropolitan Transportation Authority Transit Revenue	5.000%	11/1/22	535	540
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/22	225	227

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/22	4,065	4,106
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	2,000	2,019
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	900	935
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	1,060	1,102
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	835	868
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	485	504
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	650	676
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	430	447
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	445	462
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	7,975	8,043
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	1,080	1,143
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	500	529
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	3,580	3,610
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	4,030	4,063
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	1,385	1,485
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	1,825	1,956
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	13,105	14,047
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	410	439
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	150	161
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	1,000	1,072
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	3,175	3,403
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/26	5,150	5,366
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	510	514
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	845	920
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	2,500	2,721
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	420	457
[1]	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/26	5,100	5,634
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	2,790	2,974
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	1,020	1,123
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	620	677

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	450	491
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	955	1,043
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	150	151
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	2,410	2,661
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	105	116
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	1,200	1,300
Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/29	2,645	2,116
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	275	278
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	3,835	4,192
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	220	233
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	6,475	6,872
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	1,465	1,576
Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/29	200	214
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/30	555	556
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	395	399
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	9,160	9,234
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	15,615	15,763
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	275	299
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	875	936
Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/30	2,075	2,209
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	415	438
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	225	240
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	160	162
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	7,260	7,868
Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/32	3,770	2,640
Metropolitan Transportation Authority Transit Revenue	3.000%	11/15/32	290	270
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/32	1,000	1,023
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/32	615	629
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/32	1,235	1,310
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/32	250	274

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/33	3,135	2,096
[2]	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	7,230	7,708
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	1,695	1,823
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	1,000	1,091
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/34	5,000	5,038
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/34	1,530	1,602
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/35	6,745	6,762
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/35	1,585	1,657
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/35	600	627
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/35	220	232
	Metropolitan Transportation Authority Transit Revenue	3.250%	11/15/36	1,005	910
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/36	1,710	1,717
	Metropolitan Transportation Authority Transit Revenue	3.375%	11/15/37	340	308
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/37	500	501
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/37	600	622
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/37	1,050	1,102
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/38	2,655	2,655
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/38	100	100
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/38	1,155	1,155
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/38	1,185	1,200
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/38	150	153
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/38	3,955	4,032
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/38	850	861
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/38	955	967
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/39	1,170	583
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/39	2,925	3,006
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/39	495	525
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/40	755	357
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/40	1,095	1,131
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/41	2,515	2,532

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/41	340	353
	Metropolitan Transportation Authority Transit Revenue	4.250%	11/15/42	200	200
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/42	1,230	1,244
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/42	2,795	2,819
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/42	1,940	1,953
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/43	615	599
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/43	5,320	5,180
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/43	435	424
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/43	895	910
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/43	250	254
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/43	820	829
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/43	4,500	4,770
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/44	20,000	19,403
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/44	980	996
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/44	1,320	1,366
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/45	100	97
	Metropolitan Transportation Authority Transit Revenue	4.750%	11/15/45	4,405	4,562
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/45	745	765
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/46	8,085	7,799
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/46	935	902
[1]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/46	4,000	3,939
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/46	250	259
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/46	155	160
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/47	5,000	4,814
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/47	7,450	7,837
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/48	6,500	6,255
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/48	5,265	5,066
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/48	3,895	4,095
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/49	3,500	3,364
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/49	2,330	2,448

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/50	550	528
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/50	11,885	12,479
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/51	1,395	1,337
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/51	2,500	2,632
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/52	4,475	4,692
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/55	1,100	1,139
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/55	25,600	27,210
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/56	9,655	10,047
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/56	1,555	1,624
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/57	1,435	1,539
	Metropolitan Transportation Authority Transit Revenue TRAN	4.250%	11/15/39	275	275
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/22	50	51
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/22	220	222
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/22	2,215	2,238
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/22	330	333
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	5/15/23	355	365
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/23	115	120
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/23	255	266
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/24	2,040	2,192
	Monroe County NY Industrial Development Corp. College & University Revenue	5.000%	7/1/37	1,000	1,067
	Monroe County NY Industrial Development Corp. College & University Revenue	4.000%	7/1/43	350	352
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	4.000%	7/1/50	6,500	6,505
	MTA Hudson Rail Yards Trust Obligations Lease Revenue	5.000%	11/15/51	1,200	1,202
	MTA Hudson Rail Yards Trust Obligations Lease Revenue	5.000%	11/15/56	8,145	8,382
	Nassau County Interim Finance Authority Sales Tax Revenue	4.000%	11/15/34	3,500	3,853
	Nassau County Interim Finance Authority Sales Tax Revenue	4.000%	11/15/35	2,500	2,735
	Nassau County NY GO	5.000%	10/1/23	3,155	3,275
	Nassau County NY GO	5.000%	10/1/27	975	1,116
	Nassau County NY GO	5.000%	4/1/39	250	255
	Nassau County NY GO	5.000%	4/1/43	390	398
	Nassau County NY GO	4.125%	4/1/47	3,000	2,987
[1]	Nassau County NY GO	4.125%	4/1/47	29,700	30,274
	Nassau County NY GO	4.250%	4/1/52	3,000	3,037

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.950%	11/1/48	1,860	1,790
[13]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.600%	7/1/25	1,650	1,551
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.700%	7/1/25	1,000	943
[1]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/33	2,000	1,983
[1]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/37	3,000	2,706
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/32	2,770	2,996
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/36	500	467
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	2.500%	3/1/37	1,145	952
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/38	790	714
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/40	4,190	3,696
	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/45	1,500	1,496
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/49	3,000	2,377
	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/49	4,000	3,010
[9]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/44	250	98
	New York City Municipal Water Finance Authority Revenue	4.000%	6/15/24	185	193
	New York City Municipal Water Finance Authority Revenue	5.000%	6/15/24	130	138
	New York City Municipal Water Finance Authority Revenue	5.000%	6/15/24	680	689
	New York City Municipal Water Finance Authority Revenue	5.000%	6/15/25	315	329
	New York City Municipal Water Finance Authority Revenue	5.000%	6/15/25	830	868
	New York City Municipal Water Finance Authority Revenue	5.000%	6/15/25	365	382
	New York City Municipal Water Finance Authority Revenue	5.000%	6/15/26	7,620	8,207
	New York City Municipal Water Finance Authority Revenue	5.000%	6/15/28	3,900	4,416
	New York City Municipal Water Finance Authority Revenue	5.000%	6/15/34	1,935	1,988
	New York City Municipal Water Finance Authority Revenue	5.000%	6/15/35	1,230	1,262
	New York City Municipal Water Finance Authority Revenue	5.000%	6/15/35	695	713
	New York City Municipal Water Finance Authority Revenue	5.000%	6/15/35	6,110	6,451
	New York City Municipal Water Finance Authority Revenue	5.000%	6/15/35	3,565	3,886

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Municipal Water Finance Authority Revenue	5.000%	6/15/36	6,545	6,904
New York City Municipal Water Finance Authority Revenue	5.000%	6/15/36	6,155	6,493
New York City Municipal Water Finance Authority Revenue	5.250%	6/15/36	5,000	5,579
New York City Municipal Water Finance Authority Revenue	4.000%	6/15/37	10	10
New York City Municipal Water Finance Authority Revenue	5.000%	6/15/37	2,370	2,621
New York City Municipal Water Finance Authority Revenue	5.250%	6/15/37	1,000	1,121
New York City Municipal Water Finance Authority Revenue	5.000%	6/15/38	435	444
New York City Municipal Water Finance Authority Revenue	5.000%	6/15/38	900	989
New York City Municipal Water Finance Authority Revenue	5.000%	6/15/39	500	535
New York City Municipal Water Finance Authority Revenue	4.000%	6/15/40	5,045	5,096
New York City Municipal Water Finance Authority Revenue	3.500%	6/15/42	10,000	9,747
New York City Municipal Water Finance Authority Revenue	4.000%	6/15/42	6,375	6,423
New York City Municipal Water Finance Authority Revenue	4.000%	6/15/42	3,035	3,061
New York City Municipal Water Finance Authority Revenue	4.000%	6/15/42	6,000	6,048
New York City Municipal Water Finance Authority Revenue	4.000%	6/15/45	7,730	7,739
New York City Municipal Water Finance Authority Revenue	5.000%	6/15/45	3,155	3,307
New York City Municipal Water Finance Authority Revenue	5.000%	6/15/45	150	163
New York City Municipal Water Finance Authority Revenue	4.625%	6/15/46	3,000	3,017
New York City Municipal Water Finance Authority Revenue	5.000%	6/15/46	10,530	11,313
New York City Municipal Water Finance Authority Revenue	5.250%	6/15/46	1,475	1,619
New York City Municipal Water Finance Authority Revenue	4.000%	6/15/47	1,100	1,100
New York City Municipal Water Finance Authority Revenue	5.000%	6/15/47	15,580	15,709
New York City Municipal Water Finance Authority Revenue	5.000%	6/15/47	15,385	15,651
New York City Municipal Water Finance Authority Revenue	5.250%	6/15/47	800	891
New York City Municipal Water Finance Authority Revenue	5.000%	6/15/48	22,620	24,664
New York City Municipal Water Finance Authority Revenue	4.000%	6/15/49	5,250	5,269
New York City Municipal Water Finance Authority Revenue	4.000%	6/15/49	11,020	11,062
New York City Municipal Water Finance Authority Revenue	4.000%	6/15/49	9,490	9,526
New York City Municipal Water Finance Authority Revenue	5.250%	6/15/49	3,500	3,879
New York City Municipal Water Finance Authority Revenue	3.000%	6/15/50	820	700

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Municipal Water Finance Authority Revenue	5.000%	6/15/50	1,500	1,666
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/27	735	801
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/29	655	742
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/33	1,000	1,231
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/37	890	954
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/37	365	402
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/39	27,285	29,180
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/39	625	668
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/39	1,200	1,283
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/40	2,010	2,260
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/40	1,070	1,195
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/41	9,050	9,129
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/42	12,875	12,984
New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/44	16,685	14,844
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/44	160	181
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/45	1,100	1,106
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/45	15,000	16,533
New York City Municipal Water Finance Authority Water Revenue	4.250%	6/15/47	8,380	8,405
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/47	9,980	10,814
New York City Municipal Water Finance Authority Water Revenue	3.500%	6/15/48	3,000	2,893
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/48	21,960	23,836
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/49	13,325	14,778
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/50	6,170	6,892
New York City Municipal Water Finance Authority Water Revenue, Prere.	5.000%	6/15/25	265	289
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/23	50	52
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/24	1,630	1,735
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/25	170	186
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/26	400	448
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/27	1,790	2,045
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/28	4,800	5,436

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/29	4,595	5,187
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/30	255	276
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/31	500	601
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/33	1,555	1,770
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/34	3,100	3,325
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/35	1,000	1,052
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/35	750	803
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/35	2,070	2,286
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/35	3,000	3,380
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/36	665	687
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/36	2,750	2,859
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/36	5,500	6,179
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/37	3,270	3,664
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/38	2,130	2,182
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/40	9,490	10,093
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/41	600	637
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/44	9,615	9,705
New York City Transitional Finance Authority Building Aid Appropriations Revenue	3.000%	7/15/49	5,000	4,204
New York City Transitional Finance Authority Building Aid Appropriations Revenue, ETM	5.000%	7/15/23	50	52
New York City Transitional Finance Authority Building Aid Appropriations Revenue, ETM	5.000%	7/15/24	750	799
New York City Transitional Finance Authority Building Aid Appropriations Revenue, ETM	5.000%	7/15/25	115	126
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/23	490	491
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	8/1/23	1,000	1,035
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/24	250	251
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	11/1/25	4,000	4,408
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	11/1/26	1,000	1,127
New York City Transitional Finance Authority Building Aid Income Tax Revenue	3.250%	7/15/27	100	100
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	11/1/27	7,000	8,042
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/28	915	917
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/30	800	802

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/31	305	331
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/32	430	431
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	11/1/32	16,905	20,129
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/33	140	140
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/33	3,250	3,698
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/34	1,375	1,460
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/35	2,010	2,131
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/35	190	205
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.250%	7/15/35	2,085	2,390
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/36	740	757
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/36	250	265
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/37	6,185	6,652
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/37	8,885	8,909
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/37	300	317
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	8/1/37	7,500	7,764
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.250%	8/1/37	3,500	3,948
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	11/1/37	2,000	2,072
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	5/1/38	255	281
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	8/1/39	3,000	3,097
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/40	3,435	3,475
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/40	3,950	4,165
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	5/1/43	360	392
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/43	2,125	2,349
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/43	1,240	1,371
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/43	5,520	5,798
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/43	9,215	9,832
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/46	3,000	3,022
New York City Transitional Finance Authority Building Aid Income Tax Revenue	3.500%	7/15/47	1,395	1,300
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/22	2,840	2,840
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/22	385	388

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/22	135	136
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/22	1,110	1,120
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/22	150	151
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/23	450	466
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/23	200	207
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/23	445	464
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/23	1,970	2,054
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/23	750	782
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/23	550	555
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/23	1,050	1,095
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/24	250	265
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/24	2,385	2,541
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	130	131
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	835	897
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	1,250	1,343
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/25	140	140
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	2,075	2,244
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	545	601
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	590	650
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/26	250	265
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	185	186
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	640	690
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	1,685	1,899
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	145	153
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	100	113
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	5,000	5,636
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	150	164
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/27	600	610
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/27	1,060	1,122
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	225	242

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	555	604
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	670	761
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/28	3,025	3,073
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/28	4,575	4,779
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/28	920	974
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/28	1,215	1,373
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/28	10,000	10,072
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/29	860	946
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/29	150	165
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/29	245	256
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/29	1,650	1,826
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/29	1,280	1,355
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/29	80	86
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	4,860	4,895
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	3,250	3,664
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	1,000	1,085
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	3,000	3,537
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	3,500	4,127
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/30	1,380	1,545
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/30	160	167
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/30	465	472
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/30	1,000	1,097
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/30	350	358
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/30	1,105	1,226
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/30	225	254
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/30	210	212
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/30	1,525	1,636
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/30	550	619
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/30	2,790	3,330
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/31	655	716

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/31	5,000	5,576
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/31	210	230
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/31	6,000	6,086
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/31	2,025	2,123
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/31	60	61
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/31	155	174
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/31	2,110	2,513
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/31	800	846
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/31	720	761
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/31	825	890
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/31	1,450	1,602
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/31	8,070	8,128
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/31	2,800	3,036
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/31	3,000	3,575
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/32	400	405
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/32	4,485	5,004
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/32	2,510	2,750
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/32	8,390	8,872
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/32	375	413
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/32	920	992
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/32	100	101
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/32	510	536
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/33	2,190	2,333
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/33	220	245
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/33	380	416
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/33	1,460	1,637
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/33	1,000	1,174
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	315	333
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	110	121
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	1,300	1,400

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	3,120	3,510
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/33	8,770	10,274
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/34	3,700	4,020
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/34	2,500	2,547
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/34	2,445	2,669
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	395	418
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	2,430	2,666
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	590	635
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/34	2,000	2,118
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/34	430	465
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/35	100	108
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/35	150	163
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/35	3,855	4,311
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/35	2,000	2,112
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/35	3,295	3,480
[7]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/35	5,000	5,907
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/35	660	713
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/35	10	10
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/35	2,145	2,432
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/36	705	713
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/36	705	776
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/36	2,075	2,163
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/36	360	370
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/36	1,400	1,458
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/36	3,600	3,978
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/36	3,585	3,900
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/36	2,455	2,738
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/36	1,335	1,408
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/36	5,615	6,025
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/36	1,000	1,110

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/36	500	546
[7]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/36	6,000	7,059
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/36	1,270	1,332
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/36	8,890	10,195
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/37	640	641
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/37	3,070	3,371
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/37	1,000	1,156
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/37	1,055	1,076
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/37	1,600	1,652
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/37	2,565	2,786
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/37	1,035	1,150
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/37	12,000	13,695
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/37	3,110	3,333
[7]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/37	3,335	3,880
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/37	3,475	3,576
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/37	10,000	11,413
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/37	475	498
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/38	1,350	1,393
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/38	1,945	2,100
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/38	1,130	1,176
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/38	5,065	5,553
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/38	3,890	4,011
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/38	2,185	2,219
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/38	1,840	2,053
[7]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/38	2,725	2,825
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/38	920	969
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/38	2,925	3,232
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	5,000	5,155
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	415	428
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	1,795	1,859

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/38	7,135	7,314
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/39	1,040	1,121
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/39	2,400	2,748
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/39	2,475	2,549
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/39	2,375	2,380
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/39	175	192
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/39	2,485	2,774
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/39	690	701
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/39	11,925	12,196
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/39	10,755	11,314
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/39	4,750	5,237
[7]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/39	9,500	10,922
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/39	6,440	6,602
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/39	1,825	1,880
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/39	2,395	2,659
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/40	4,450	4,788
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/40	11,400	12,988
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/40	15,340	17,097
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/40	5,255	5,780
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/40	625	693
[7]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	8/1/40	5,250	6,184
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/40	3,795	4,206
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/41	7,000	7,949
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/41	5,000	5,087
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/41	4,730	4,828
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/41	2,875	3,169
[7]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/41	9,500	10,845
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/41	3,700	3,777
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/41	3,715	4,111
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/42	150	151

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/42	10,275	11,626
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/42	225	227
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/42	10,440	10,579
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/42	5,000	5,091
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/42	5,600	5,667
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/42	3,505	3,679
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/42	3,500	3,865
[7]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	8/1/42	7,000	8,193
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/42	7,360	7,473
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/42	2,500	2,541
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/42	1,640	1,671
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/43	5,250	5,698
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/43	130	147
[7]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/43	9,500	10,772
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/44	750	756
[7]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/44	6,000	6,787
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/44	3,800	3,851
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/45	2,950	2,573
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/45	11,275	11,407
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/45	6,075	6,608
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/45	4,180	4,224
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/46	2,500	2,170
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/47	17,105	19,172
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/47	2,720	3,049
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/47	5,000	5,044
[7]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/48	5,030	5,077
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/50	10,000	8,498
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/51	7,000	5,930
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/51	2,000	2,012
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/51	1,000	1,006

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/33	16,060	18,980
New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue	5.000%	2/1/31	125	133
New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue	5.000%	2/1/34	100	106
New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue	5.000%	2/1/41	6,675	7,052
New York City Trust for Cultural Resources Miscellaneous Revenue	4.000%	2/1/23	1,610	1,630
New York City Trust for Cultural Resources Miscellaneous Revenue	4.000%	12/1/33	3,000	3,177
New York City Water & Sewer System Water Revenue	5.000%	6/15/23	270	278
New York City Water & Sewer System Water Revenue	5.000%	6/15/27	3,065	3,384
New York City Water & Sewer System Water Revenue	5.000%	6/15/27	6,370	6,954
New York City Water & Sewer System Water Revenue	5.000%	6/15/28	155	176
New York City Water & Sewer System Water Revenue	5.000%	6/15/28	775	821
New York City Water & Sewer System Water Revenue	5.000%	6/15/29	675	714
New York City Water & Sewer System Water Revenue	5.000%	6/15/29	2,100	2,479
New York City Water & Sewer System Water Revenue	5.000%	6/15/30	885	974
New York City Water & Sewer System Water Revenue	5.000%	6/15/31	245	266
New York City Water & Sewer System Water Revenue	5.000%	6/15/31	1,660	1,805
New York City Water & Sewer System Water Revenue	5.000%	6/15/32	1,510	1,662
New York City Water & Sewer System Water Revenue	5.000%	6/15/32	1,130	1,281
New York City Water & Sewer System Water Revenue	5.000%	6/15/32	3,515	4,256
New York City Water & Sewer System Water Revenue	4.000%	6/15/34	210	214
New York City Water & Sewer System Water Revenue	5.000%	6/15/34	1,805	1,974
New York City Water & Sewer System Water Revenue	5.000%	6/15/35	2,005	2,360
New York City Water & Sewer System Water Revenue	5.000%	6/15/36	1,810	1,997
New York City Water & Sewer System Water Revenue	5.000%	6/15/36	3,510	3,814
New York City Water & Sewer System Water Revenue	5.000%	6/15/36	3,360	3,829
New York City Water & Sewer System Water Revenue	5.000%	6/15/36	1,000	1,055
New York City Water & Sewer System Water Revenue	5.000%	6/15/37	6,765	7,254
New York City Water & Sewer System Water Revenue	5.250%	6/15/37	4,485	4,997
New York City Water & Sewer System Water Revenue	5.000%	6/15/38	1,030	1,143
New York City Water & Sewer System Water Revenue	4.500%	6/15/39	2,855	2,913

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Water & Sewer System Water Revenue	5.000%	6/15/39	3,790	3,984
	New York City Water & Sewer System Water Revenue	5.000%	6/15/39	1,650	1,782
	New York City Water & Sewer System Water Revenue	5.000%	6/15/40	1,470	1,585
	New York City Water & Sewer System Water Revenue	5.000%	6/15/44	115	121
	New York City Water & Sewer System Water Revenue	4.000%	6/15/46	2,335	2,339
	New York City Water & Sewer System Water Revenue	5.000%	6/15/46	10,570	10,785
	New York City Water & Sewer System Water Revenue	5.000%	6/15/46	890	943
	New York City Water & Sewer System Water Revenue	5.000%	6/15/47	11,615	11,816
	New York City Water & Sewer System Water Revenue	5.000%	6/15/47	2,365	2,477
	New York City Water & Sewer System Water Revenue	5.000%	6/15/49	4,000	4,371
	New York City Water & Sewer System Water Revenue	5.000%	6/15/49	1,735	1,913
	New York City Water & Sewer System Water Revenue	4.000%	6/15/50	5,000	5,016
	New York City Water & Sewer System Water Revenue	4.000%	6/15/52	4,890	4,898
	New York City Water & Sewer System Water Revenue, ETM	5.000%	6/15/23	300	309
	New York City Water & Sewer System Water Revenue, Prere.	5.000%	6/15/23	8,015	8,258
	New York City Water & Sewer Water Revenue	5.000%	6/15/27	2,340	2,584
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/32	220	147
[2]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/36	700	401
[2]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/37	1,415	770
[1]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/39	500	244
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/40	650	279
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/40	3,465	3,664
[1]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/43	345	134
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	4.000%	11/15/45	100	100
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/55	5,000	964
	New York NY GO	4.000%	8/1/22	1,635	1,635
	New York NY GO	5.000%	8/1/22	3,535	3,535
	New York NY GO	5.000%	8/1/22	735	735
	New York NY GO	5.000%	8/1/22	300	300
	New York NY GO	5.000%	8/1/22	1,515	1,515
	New York NY GO	5.000%	8/1/22	170	170
	New York NY GO	5.000%	8/1/22	700	700
	New York NY GO	5.000%	8/1/22	845	845
	New York NY GO	5.000%	8/1/22	205	205
	New York NY GO	5.000%	8/1/22	1,380	1,380
	New York NY GO	5.000%	8/1/22	215	215
	New York NY GO	5.000%	8/1/22	1,200	1,200

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York NY GO	5.000%	8/1/22	5,250	5,250
	New York NY GO	5.000%	8/1/22	225	225
	New York NY GO	5.000%	8/1/22	200	200
	New York NY GO	5.000%	8/1/22	200	200
	New York NY GO	5.000%	8/1/22	5	5
	New York NY GO	5.000%	8/1/23	6,500	6,618
	New York NY GO	5.000%	8/1/23	1,670	1,728
	New York NY GO	5.000%	8/1/23	290	300
	New York NY GO	5.000%	8/1/23	275	285
	New York NY GO	5.000%	8/1/23	100	103
	New York NY GO	5.000%	8/1/23	5,200	5,380
	New York NY GO	5.000%	8/1/23	2,910	3,011
	New York NY GO	5.000%	8/1/23	5,275	5,457
	New York NY GO	5.000%	8/1/23	325	336
	New York NY GO	5.000%	8/1/23	815	843
	New York NY GO	5.000%	8/1/23	1,025	1,060
	New York NY GO	5.000%	8/1/23	690	714
	New York NY GO	5.000%	8/1/24	310	311
	New York NY GO	5.000%	8/1/24	710	712
	New York NY GO	5.000%	8/1/24	250	258
	New York NY GO	5.000%	8/1/24	3,045	3,245
	New York NY GO	5.000%	8/1/24	1,120	1,193
	New York NY GO	5.000%	8/1/24	745	794
	New York NY GO	5.000%	8/1/24	365	389
	New York NY GO	5.000%	8/1/24	4,760	5,072
	New York NY GO	5.000%	8/1/24	1,000	1,066
	New York NY GO	5.000%	8/1/24	2,730	2,909
	New York NY GO	5.000%	8/1/24	1,050	1,119
	New York NY GO	5.000%	8/1/24	1,350	1,438
	New York NY GO	5.000%	8/1/24	210	213
	New York NY GO	5.000%	8/1/24	825	879
	New York NY GO	5.000%	8/1/24	250	254
	New York NY GO	5.000%	8/1/25	605	614
	New York NY GO	5.000%	8/1/25	2,195	2,260
	New York NY GO	5.000%	8/1/25	1,260	1,379
	New York NY GO	5.000%	8/1/25	1,465	1,554
	New York NY GO	5.000%	8/1/25	2,285	2,500
	New York NY GO	5.000%	8/1/25	745	802
	New York NY GO	5.000%	8/1/25	675	739
	New York NY GO	5.000%	8/1/25	11,200	12,256
	New York NY GO	5.000%	8/1/25	1,115	1,220
	New York NY GO	5.000%	8/1/25	4,570	5,001
	New York NY GO	5.000%	8/1/25	1,180	1,291
	New York NY GO	5.000%	8/1/25	1,405	1,537
	New York NY GO	5.000%	8/1/25	5,025	5,102
	New York NY GO	5.000%	8/1/25	3,900	4,268
[3]	New York NY GO	5.000%	12/1/25	2,000	2,142
	New York NY GO	5.000%	3/1/26	2,710	2,841
	New York NY GO	5.000%	3/1/26	3,285	3,644
	New York NY GO	5.000%	8/1/26	2,095	2,315
	New York NY GO	5.000%	8/1/26	5,535	6,016
	New York NY GO	5.000%	8/1/26	6,270	7,025
	New York NY GO	5.000%	8/1/26	2,295	2,571
	New York NY GO	5.000%	8/1/26	1,255	1,330
	New York NY GO	5.000%	8/1/26	220	247
	New York NY GO	5.000%	8/1/26	635	711
	New York NY GO	5.000%	8/1/26	27,590	30,914
	New York NY GO	5.000%	8/1/26	85	85

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York NY GO	5.000%	8/1/26	3,050	3,417
New York NY GO	5.000%	8/1/26	1,130	1,266
New York NY GO	5.000%	3/1/27	1,675	1,755
New York NY GO	5.000%	8/1/27	1,855	2,048
New York NY GO	5.000%	8/1/27	1,450	1,576
New York NY GO	5.000%	8/1/27	1,255	1,347
New York NY GO	5.000%	8/1/27	4,355	4,864
New York NY GO	5.000%	8/1/27	2,925	3,356
New York NY GO	5.000%	8/1/27	875	901
New York NY GO	5.000%	8/1/27	195	206
New York NY GO	5.000%	8/1/27	475	536
New York NY GO	5.000%	8/1/27	6,000	6,883
New York NY GO	5.000%	8/1/27	110	126
New York NY GO	5.000%	8/1/27	5,250	6,020
New York NY GO	5.000%	3/1/28	2,000	2,095
New York NY GO	5.000%	8/1/28	2,740	2,782
New York NY GO	5.000%	8/1/28	240	261
New York NY GO	5.000%	8/1/28	1,055	1,132
New York NY GO	5.000%	8/1/28	330	367
New York NY GO	5.000%	8/1/28	5,500	6,191
New York NY GO	5.000%	8/1/28	3,305	3,757
New York NY GO	5.000%	8/1/28	555	637
New York NY GO	5.000%	8/1/28	1,000	1,164
New York NY GO	5.000%	8/1/28	1,235	1,359
New York NY GO	5.000%	8/1/28	1,000	1,164
New York NY GO	5.000%	8/1/28	6,200	7,215
New York NY GO	5.000%	8/1/28	1,070	1,245
New York NY GO	5.000%	8/1/29	500	515
New York NY GO	5.000%	8/1/29	395	424
New York NY GO	5.000%	8/1/29	6,300	6,984
New York NY GO	5.000%	8/1/29	50	55
New York NY GO	5.000%	8/1/29	2,375	2,712
New York NY GO	5.000%	8/1/29	5,000	5,896
New York NY GO	5.000%	8/1/29	255	259
New York NY GO	5.000%	8/1/29	1,000	1,179
New York NY GO	5.000%	8/1/29	13,235	15,606
New York NY GO	5.000%	8/1/29	1,000	1,179
New York NY GO	5.000%	8/1/30	3,885	4,247
New York NY GO	5.000%	8/1/30	2,230	2,463
New York NY GO	5.000%	8/1/30	3,585	3,960
New York NY GO	5.000%	8/1/30	495	562
New York NY GO	5.000%	8/1/30	5,315	6,346
New York NY GO	5.000%	8/1/30	14,000	16,715
New York NY GO	5.000%	8/1/30	4,070	4,859
New York NY GO	5.000%	10/1/30	3,000	3,512
New York NY GO	5.000%	12/1/30	490	545
New York NY GO	5.000%	8/1/31	5,515	6,009
New York NY GO	5.000%	8/1/31	85	90
New York NY GO	5.000%	8/1/31	13,205	15,608
New York NY GO	5.000%	8/1/31	3,130	3,700
New York NY GO	5.250%	10/1/31	5,500	6,272
New York NY GO	5.000%	12/1/31	200	222
New York NY GO	4.000%	8/1/32	350	368
New York NY GO	5.000%	8/1/32	110	116
New York NY GO	5.000%	8/1/32	1,120	1,280
New York NY GO	5.000%	8/1/32	5,000	5,869
New York NY GO	5.000%	8/1/32	1,655	1,943
New York NY GO	5.000%	8/1/32	170	180

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York NY GO	5.000%	8/1/32	1,500	1,761
New York NY GO	4.000%	3/1/33	125	128
New York NY GO	5.000%	4/1/33	4,440	5,201
New York NY GO	5.000%	8/1/33	1,250	1,287
New York NY GO	5.000%	8/1/33	1,000	1,070
New York NY GO	5.000%	8/1/33	1,500	1,740
New York NY GO	4.000%	8/1/34	2,750	2,899
New York NY GO	5.000%	12/1/34	100	110
New York NY GO	3.000%	3/1/35	2,000	1,910
New York NY GO	5.000%	6/1/35	5,000	5,386
New York NY GO	5.000%	10/1/35	700	777
New York NY GO	5.000%	12/1/35	820	897
New York NY GO	5.000%	6/1/36	130	140
New York NY GO	3.000%	8/1/36	2,000	1,887
New York NY GO	5.000%	3/1/37	5	5
New York NY GO	4.000%	8/1/37	1,000	1,034
New York NY GO	4.000%	8/1/37	485	501
New York NY GO	5.000%	8/1/37	1,000	1,084
New York NY GO	5.000%	12/1/37	3,100	3,489
New York NY GO	5.000%	12/1/37	350	382
New York NY GO	4.000%	3/1/38	2,145	2,212
New York NY GO	5.250%	5/1/38	5,165	6,059
New York NY GO	4.750%	8/1/38	4,455	4,557
New York NY GO	5.000%	8/1/38	7,075	7,660
New York NY GO	5.000%	10/1/38	4,005	4,393
New York NY GO	5.000%	12/1/38	1,000	1,086
New York NY GO	5.000%	12/1/38	10,000	11,224
New York NY GO	4.000%	3/1/39	1,440	1,449
New York NY GO	5.000%	3/1/39	4,500	5,098
New York NY GO	5.000%	4/1/39	4,000	4,432
New York NY GO	5.250%	5/1/39	4,425	5,173
New York NY GO	4.000%	8/1/39	595	603
New York NY GO	4.000%	8/1/39	17,000	17,249
New York NY GO	5.000%	8/1/39	10,095	11,229
New York NY GO	4.250%	5/1/40	11,500	11,981
New York NY GO	5.250%	5/1/40	4,500	5,238
New York NY GO	4.000%	8/1/40	4,230	4,283
New York NY GO	4.000%	10/1/40	500	505
New York NY GO	4.000%	8/1/41	605	612
New York NY GO	3.000%	10/1/41	5,000	4,439
New York NY GO	5.000%	12/1/41	1,245	1,348
New York NY GO	4.000%	8/1/42	2,160	2,177
New York NY GO	4.000%	12/1/42	1,205	1,214
New York NY GO	5.000%	4/1/43	19,495	21,333
New York NY GO	5.000%	8/1/43	2,660	2,962
New York NY GO	4.000%	12/1/43	510	512
New York NY GO	5.000%	12/1/44	10,500	11,569
New York NY GO	5.500%	5/1/46	2,000	2,355
New York NY GO	5.000%	8/1/47	48,350	54,208
New York NY GO	4.500%	5/1/49	3,550	3,715
New York NY GO, Prere.	5.000%	8/1/22	7,630	7,630
New York NY GO, Prere.	5.000%	8/1/22	1,780	1,780
New York NY GO, Prere.	5.000%	8/1/22	1,670	1,670
New York NY GO, Prere.	5.000%	8/1/22	125	125
New York NY GO, Prere.	5.000%	10/1/22	285	287
New York NY GO, Prere.	5.000%	10/1/22	930	936
New York NY GO, Prere.	5.000%	10/1/22	420	423
New York NY GO, Prere.	5.000%	10/1/22	680	684

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York NY GO, Prere.	5.000%	2/1/23	350	356
	New York NY GO, Prere.	5.000%	3/1/23	980	1,000
	New York NY GO, Prere.	5.000%	3/1/23	2,625	2,679
	New York NY GO, Prere.	5.000%	3/1/23	1,590	1,622
	New York Power Authority Electric Power & Light Revenue	3.250%	11/15/60	8,000	6,299
[1]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	4.000%	11/15/61	7,500	7,594
	New York Power Authority Electric Power & Light Revenue, ETM	5.000%	11/15/22	225	227
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/24	25	26
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/26	785	852
[5]	New York State Dormitory Authority College & University Revenue	5.500%	7/1/31	20	23
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/32	215	232
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/32	2,000	2,245
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/34	510	548
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/35	780	809
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/35	115	123
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/36	1,400	1,538
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/38	600	671
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/38	970	1,090
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/39	4,900	4,962
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/39	1,925	2,107
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/40	2,850	2,923
	New York State Dormitory Authority College & University Revenue	3.000%	7/1/41	2,000	1,761
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/41	855	865
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/41	2,290	2,440
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/43	1,350	1,362
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/44	5,670	5,724
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/45	100	106
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/46	1,000	1,006
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/46	1,615	2,035
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/47	500	475
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/47	2,000	2,513
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/48	190	202

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Dormitory Authority College & University Revenue	5.000%	10/1/48	7,000	8,823
New York State Dormitory Authority College & University Revenue	5.000%	7/1/49	5,715	6,278
New York State Dormitory Authority College & University Revenue	5.000%	7/1/50	10,355	11,453
New York State Dormitory Authority College & University Revenue	4.000%	7/1/52	2,495	2,334
New York State Dormitory Authority College & University Revenue (New School Project)	4.000%	7/1/43	1,020	987
New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/23	1,300	1,342
New York State Dormitory Authority Health, Income Tax Revenue	5.000%	3/15/32	1,590	1,871
New York State Dormitory Authority Health, Income Tax Revenue	5.000%	3/15/41	5,000	5,522
New York State Dormitory Authority Health, Income Tax Revenue	4.000%	3/15/44	10,000	10,161
New York State Dormitory Authority Income Tax Revenue	5.000%	9/15/22	230	231
New York State Dormitory Authority Income Tax Revenue	5.000%	12/15/22	3,840	3,891
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/23	115	117
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/23	875	892
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/23	300	306
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/23	735	749
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/23	105	107
New York State Dormitory Authority Income Tax Revenue	5.000%	12/15/23	1,370	1,389
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/24	595	625
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/24	195	205
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/24	1,395	1,466
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/24	2,500	2,633
New York State Dormitory Authority Income Tax Revenue	5.000%	12/15/24	1,000	1,013
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/25	2,890	3,030
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/25	1,225	1,325
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/25	1,685	1,771
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/26	2,595	2,878
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/26	570	597
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/26	1,050	1,164
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/26	5,285	5,874
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/26	320	346

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/26	4,900	5,446
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/27	595	665
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/27	110	117
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/27	7,055	7,619
New York State Dormitory Authority Income Tax Revenue	5.000%	12/15/27	710	718
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/28	1,445	1,612
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/28	4,050	4,240
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/28	1,100	1,184
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/28	1,375	1,554
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/28	1,000	1,078
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/28	2,060	2,377
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/28	60,460	69,762
New York State Dormitory Authority Income Tax Revenue	5.000%	12/15/28	2,665	2,696
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/29	720	810
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/29	80	84
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/29	615	662
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/29	250	269
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/29	1,980	2,135
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/29	425	445
New York State Dormitory Authority Income Tax Revenue	5.000%	12/15/29	140	142
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/30	225	235
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/30	1,000	1,074
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	685	717
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	670	729
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	2,030	2,184
New York State Dormitory Authority Income Tax Revenue	5.000%	12/15/30	680	688
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/31	1,015	1,035
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/31	630	675
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	370	402
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	1,910	2,050

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	460	481
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	6,155	7,390
New York State Dormitory Authority Income Tax Revenue	5.000%	6/15/31	945	956
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/32	3,565	3,814
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/32	3,215	3,582
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/32	1,040	1,113
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/32	5,000	5,152
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/32	1,635	1,707
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/32	7,445	8,071
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/32	5,000	6,050
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/33	4,575	4,889
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/33	2,570	2,752
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/33	400	417
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/33	1,050	1,228
New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/33	4,710	5,140
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/34	995	1,035
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/34	5,050	5,622
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/34	40	46
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/34	1,880	2,029
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/34	365	390
New York State Dormitory Authority Income Tax Revenue	3.250%	3/15/35	1,110	1,105
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/35	8,500	8,943
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/35	10,000	10,604
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/35	775	826
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/35	440	458
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/36	5,250	5,773
New York State Dormitory Authority Income Tax Revenue	3.250%	3/15/36	1,665	1,628
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/36	1,685	1,754
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/36	9,040	9,862
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/36	5,595	6,015

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/36	25,000	29,363
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/37	1,100	1,138
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/37	370	393
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/37	3,080	3,193
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/37	2,000	2,081
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/38	3,130	3,207
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/38	580	635
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/38	910	1,004
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/38	1,090	1,155
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/38	30,000	30,914
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/38	1,005	1,045
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/38	5,040	5,612
New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/38	1,695	1,918
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/39	6,605	6,732
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/39	3,200	3,467
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/39	1,190	1,260
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/39	3,295	3,373
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/39	19,505	21,650
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/40	3,760	3,832
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/40	3,500	3,875
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/41	1,710	1,846
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/41	5,000	5,667
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/42	1,995	2,181
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/42	11,705	12,348
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/42	5,000	5,387
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/43	6,500	6,978
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/43	2,475	2,700
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/44	1,000	1,009
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/44	11,500	12,103
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/44	600	631

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/44	250	274
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/45	1,575	1,655
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/45	1,515	1,532
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/47	1,305	1,315
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/48	7,000	7,731
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/48	100	101
New York State Dormitory Authority Income Tax Revenue	3.000%	2/15/49	1,500	1,274
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/49	3,000	3,018
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/49	15,000	12,737
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/49	5,000	5,036
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/50	1,000	844
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/51	10,540	8,853
New York State Dormitory Authority Income Tax Revenue	3.500%	3/15/52	2,000	1,908
New York State Dormitory Authority Income Tax Revenue, ETM	4.000%	12/15/22	535	540
New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	12/15/22	625	633
New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/23	2,200	2,242
New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/23	2,885	2,940
New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/23	655	667
New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/23	1,510	1,543
New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/23	380	388
New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/23	5,620	5,744
New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/24	6,045	6,363
New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/24	150	158
New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/24	200	210
New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/24	3,360	3,546
New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/24	1,900	2,005
New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/24	5,565	5,873
New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/25	520	564
New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/25	2,775	2,999
New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/25	1,850	2,010

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/25	1,705	1,852
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/28	5	6
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	12/15/22	2,055	2,082
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/23	1,445	1,473
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/23	765	780
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	2/15/27	5	5
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/28	400	449
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/28	1,500	1,706
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/30	9,795	11,049
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/25	1,000	1,084
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/26	1,040	1,156
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/30	2,185	2,593
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/33	5,000	5,872
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/34	2,300	2,679
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/38	5,000	5,139
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/40	2,500	2,544
	New York State Dormitory Authority Lease (Non-Terminable) Revenue	5.000%	10/1/22	2,035	2,047
	New York State Dormitory Authority Lease (Non-Terminable) Revenue	5.000%	10/1/24	1,000	1,069
	New York State Dormitory Authority Lease (Non-Terminable) Revenue	5.000%	10/1/28	1,100	1,224
	New York State Dormitory Authority Lease (Non-Terminable) Revenue	3.000%	10/1/31	1,500	1,502
	New York State Dormitory Authority Lease (Non-Terminable) Revenue	3.000%	10/1/32	1,500	1,496
	New York State Dormitory Authority Lease Revenue	5.000%	10/1/27	100	112
[1]	New York State Dormitory Authority Lease Revenue	5.000%	10/1/30	2,460	2,832
	New York State Dormitory Authority Lease Revenue (School District Bond Financing Program)	5.000%	10/1/24	100	107
	New York State Dormitory Authority Lease Revenue (School District Bond Financing Program)	5.000%	10/1/28	2,560	2,857
	New York State Dormitory Authority Lease Revenue (School District Bond Financing Program)	5.000%	10/1/32	1,000	1,107
	New York State Dormitory Authority Lease Revenue (School Districts Bond Financing Program)	5.000%	10/1/29	1,680	1,871
	New York State Dormitory Authority Lease Revenue (School Districts Bond Financing Program)	5.000%	10/1/30	1,905	2,118

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	New York State Dormitory Authority Lease Revenue (School Districts Revenue Financing Program)	5.000%	10/1/34	1,385	1,558
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/23	1,095	1,119
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/23	250	255
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/23	135	138
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/23	300	307
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/24	1,265	1,294
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/24	5,105	5,378
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/25	1,530	1,660
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/25	10	11
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/25	95	100
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/25	135	146
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/25	2,830	3,070
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/26	1,900	1,994
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/26	895	967
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/26	100	109
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/26	225	250
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/27	3,690	3,870
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/27	1,930	2,108
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/27	2,440	2,746
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/27	2,290	2,470
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/28	3,300	3,459
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/28	405	442
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/28	1,825	2,045
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/29	10,450	11,730
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/29	1,635	1,872
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/29	1,720	1,875
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/29	1,700	1,897
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	4,345	4,552
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	3,375	3,677
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	2,255	2,504

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	2,240	2,504
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	450	512
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	445	506
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	1,470	1,540
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	655	714
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	2,425	2,680
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	3,205	3,578
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	2,010	2,271
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32	3,345	3,504
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32	2,695	2,935
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	2,210	2,314
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	390	425
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	2,555	2,807
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	65	73
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	805	843
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	280	304
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	11,835	12,974
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	590	654
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	100	109
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	5,820	6,434
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	2,330	2,537
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	8,565	9,540
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	2,385	2,679
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	1,000	1,101
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	1,425	1,583
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	6,500	7,280
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	13,815	15,172
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	300	314
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/40	2,800	3,062
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/40	3,060	3,407

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/41	330	367
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/41	240	265
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/42	33,280	36,642
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/43	450	488
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/43	5,045	5,544
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/43	4,000	4,396
New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/44	4,410	4,415
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/44	10,745	11,189
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/44	2,010	2,206
New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/47	4,975	4,972
New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/48	6,040	6,024
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/23	1,080	1,104
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/23	1,765	1,804
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/23	1,420	1,451
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/23	600	613
New York State Dormitory Authority School & District Revenue	5.000%	7/15/42	3,000	3,173
New York State Dormitory Authority School & District Revenue	4.000%	3/15/48	7,500	7,545
New York State Dormitory Authority School & District Revenue	5.000%	7/15/50	5,000	5,218
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/32	140	144
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/41	3,945	4,343
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/42	660	722
New York State Environmental Facilities Corp. Water Revenue	4.000%	6/15/46	125	127
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/47	7,225	7,860
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/48	5,540	6,152
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	11/1/38	960	968
New York State Thruway Authority Highway & Bridge Trust Fund Miscellaneous Revenue	5.000%	4/1/23	140	140
New York State Thruway Authority Highway & Bridge Trust Fund Miscellaneous Revenue	5.000%	4/1/26	110	110
New York State Thruway Authority Highway & Bridge Trust Fund Miscellaneous Revenue	5.000%	4/1/32	100	100
New York State Thruway Authority Highway & Bridge Trust Funds Miscellaneous Revenue	5.000%	4/1/30	9,000	9,009
New York State Thruway Authority Highway Income Tax Revenue	5.000%	3/15/31	10,000	12,058

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Thruway Authority Highway Revenue	5.000%	1/1/23	400	406
	New York State Thruway Authority Highway Revenue	5.000%	1/1/23	2,855	2,896
	New York State Thruway Authority Highway Revenue	5.000%	1/1/24	515	539
	New York State Thruway Authority Highway Revenue	5.000%	1/1/25	1,565	1,632
	New York State Thruway Authority Highway Revenue	5.000%	1/1/25	350	376
	New York State Thruway Authority Highway Revenue	5.000%	1/1/28	2,615	2,803
	New York State Thruway Authority Highway Revenue	5.000%	1/1/29	1,010	1,082
	New York State Thruway Authority Highway Revenue	5.000%	1/1/30	2,920	3,125
	New York State Thruway Authority Highway Revenue	5.000%	1/1/31	1,775	1,896
	New York State Thruway Authority Highway Revenue	5.000%	1/1/32	505	538
	New York State Thruway Authority Highway Revenue	5.000%	1/1/32	4,950	5,369
	New York State Thruway Authority Highway Revenue	5.000%	1/1/36	3,000	3,358
	New York State Thruway Authority Highway Revenue	5.000%	1/1/41	1,015	1,087
	New York State Thruway Authority Highway Revenue	5.000%	1/1/46	1,410	1,499
	New York State Thruway Authority Highway Revenue	4.000%	1/1/47	2,250	2,251
	New York State Thruway Authority Highway Revenue	4.000%	1/1/47	10,235	10,241
	New York State Thruway Authority Highway Revenue	4.000%	1/1/49	14,765	14,706
	New York State Thruway Authority Highway Revenue	3.000%	1/1/50	5,000	4,016
	New York State Thruway Authority Highway Revenue	4.000%	1/1/50	5,000	4,928
[2]	New York State Thruway Authority Highway Revenue	4.000%	1/1/50	2,465	2,486
	New York State Thruway Authority Highway Revenue	4.000%	1/1/51	115	113
	New York State Thruway Authority Highway Revenue	5.000%	1/1/51	6,205	6,563
	New York State Thruway Authority Highway Revenue	4.000%	1/1/53	10,000	9,791
[1]	New York State Thruway Authority Highway Revenue	4.000%	1/1/53	12,500	12,597
	New York State Thruway Authority Highway Revenue	4.000%	1/1/56	685	670
	New York State Thruway Authority Highway Revenue	5.250%	1/1/56	2,395	2,525
	New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/32	18,945	22,698
	New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/34	3,000	3,510
	New York State Thruway Authority Lease (Appropriation) Revenue	3.000%	3/15/48	3,000	2,546
	New York State Thruway Authority Lease (Appropriation) Revenue	3.000%	3/15/50	2,500	2,098

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/54	20,000	19,899
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/55	7,940	7,885
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/59	7,000	6,896
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/23	275	281
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/23	525	537
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/23	600	613
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/23	1,110	1,134
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/23	630	644
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/23	400	409
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/23	375	383
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/23	550	562
[8]	New York State Urban Development Corp. Income Tax Revenue	5.500%	3/15/23	3,895	3,993
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	360	368
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	2,910	3,065
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	2,575	2,713
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	3,655	3,739
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	225	237
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	2,650	2,711
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	8,565	9,023
[8]	New York State Urban Development Corp. Income Tax Revenue	5.500%	3/15/24	1,400	1,486
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/25	1,590	1,721
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/25	320	326
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/25	750	812
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/25	5,280	5,716
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/26	115	117
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/26	2,500	2,629
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/26	1,570	1,719
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/26	2,655	2,949
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/26	3,435	3,815
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/27	1,345	1,525

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/27	100	109
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/27	7,410	8,173
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/27	400	408
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/27	1,740	1,973
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/27	200	204
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/28	10,695	10,893
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/28	660	717
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/28	2,095	2,303
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/28	145	164
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/28	775	895
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/29	6,305	6,419
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/29	335	352
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/29	945	1,023
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/29	1,135	1,156
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/29	2,220	2,598
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/30	370	377
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/30	145	148
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/30	640	671
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/30	1,605	1,899
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/30	285	308
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/31	5,010	5,640
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/31	4,850	4,933
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/31	200	210
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/31	4,000	4,712
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/32	1,485	1,649
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/32	410	417
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/32	1,205	1,298
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/32	150	157
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/32	1,500	1,525
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/32	1,700	1,903

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/33	4,750	4,829
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/33	525	534
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/33	1,700	1,820
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/33	500	508
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/33	4,500	5,226
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/33	4,915	5,664
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/34	1,465	1,529
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/34	175	193
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/34	1,145	1,201
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/34	865	925
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/34	165	180
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/34	5,000	5,567
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/35	260	283
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/35	145	163
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/35	1,000	1,145
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/35	530	556
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/35	1,500	1,718
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/36	5,000	5,147
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/36	6,375	7,063
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/36	3,500	3,929
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/37	4,450	5,046
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/39	10,000	10,148
New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/40	21,000	18,931
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/40	1,715	1,740
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/42	6,610	6,701
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/42	2,000	2,217
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/42	3,105	3,396
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/43	2,410	2,445
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/43	6,010	6,697
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/45	1,500	1,519

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/45	11,500	11,649
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/45	16,775	16,981
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/46	5,520	5,548
New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/47	5,000	4,284
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/47	1,010	1,015
New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/48	10,725	9,139
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/49	10,500	10,551
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/49	26,835	26,965
New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/50	1,295	1,091
New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/50	2,300	1,938
New York State Urban Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/23	380	388
New York State Urban Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/23	1,660	1,696
New York State Urban Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/36	10	11
New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/38	13,955	14,198
New York State Urban Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/41	100	111
New York State Urban Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/42	8,140	7,019
New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/42	1,805	1,818
New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/43	2,360	2,376
New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/43	16,985	17,129
New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/44	7,060	7,104
New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/45	15,700	15,794
New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/46	3,115	3,128
New York State Urban Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/49	2,500	2,153
New York State Urban Development Corp. Lease (Appropriation) Revenue	2.625%	3/15/51	1,000	773
New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/30	1,990	2,257
New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/36	2,020	2,203
New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/38	500	543
Oneida County Local Development Corp. College & University Revenue (Hamilton College Project)	5.000%	7/1/51	2,000	2,409
Oyster Bay NY GO	4.000%	11/1/22	820	825
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/22	20	20

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/23	125	131
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/25	2,460	2,564
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/26	565	613
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/26	330	344
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/27	500	549
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.375%	3/1/28	25	28
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/28	125	136
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/29	370	403
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/30	115	124
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/30	105	114
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/30	11,100	11,558
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/32	425	462
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	6/1/33	255	265
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/33	195	195
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/33	580	631
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/34	105	111
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/34	14,455	15,681
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/35	20	21
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/35	295	320
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/36	3,710	3,843
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.500%	7/15/36	250	250
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/36	1,470	1,654
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/36	95	101
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/37	5,000	5,607
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/38	1,285	1,320
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/38	1,070	1,102
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/38	3,440	3,845
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/39	3,325	3,399
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/39	4,710	4,965
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/40	5,400	5,767

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/40	10,625	10,897
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/41	5,155	5,548
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/41	5,930	6,465
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/42	365	397
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/15/42	200	201
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/43	1,010	1,024
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/43	4,120	4,274
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/45	420	446
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/46	1,435	1,552
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/47	8,705	9,433
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/48	1,055	1,149
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	11/1/49	4,355	4,383
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	10/15/55	10,250	10,988
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	11/15/56	2,390	2,588
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	10/15/57	11,150	12,187
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	11/15/57	10,415	11,436
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	6.125%	6/1/94	200	213
Sales Tax Asset Receivable Corp. Sales Tax Revenue, ETM	5.000%	10/15/22	1,590	1,602
Sales Tax Asset Receivable Corp. Sales Tax Revenue, ETM	5.000%	10/15/23	300	312
Sales Tax Asset Receivable Corp. Sales Tax Revenue, ETM	5.000%	10/15/24	1,000	1,073
Sales Tax Asset Receivable Corp. Sales Tax Revenue, Prere.	4.000%	10/15/24	5,035	5,289
Sales Tax Asset Receivable Corp. Sales Tax Revenue, Prere.	5.000%	10/15/24	5,380	5,771
Sales Tax Asset Receivable Corp. Sales Tax Revenue, Prere.	5.000%	10/15/24	1,100	1,180
Sales Tax Asset Receivable Corp. Sales Tax Revenue, Prere.	5.000%	10/15/24	1,045	1,121
Sales Tax Asset Receivable Corp. Sales Tax Revenue, Prere.	5.000%	10/15/24	3,155	3,385
Sales Tax Asset Receivable Corp. Sales Tax Revenue, Prere.	5.000%	10/15/24	2,585	2,773
Sales Tax Asset Receivable Corp. Sales Tax Revenue, Prere.	5.000%	10/15/24	7,095	7,611
Sales Tax Asset Receivable Corp. Sales Tax Revenue, Prere.	5.000%	10/15/24	1,080	1,159
Suffolk County Water Authority Water Revenue	3.000%	6/1/32	210	212
Suffolk County Water Authority Water Revenue	3.250%	6/1/43	2,480	2,306
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/22	1,040	1,051

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/22	110	111
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/23	1,095	1,144
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/23	355	364
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/23	535	559
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/23	560	566
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/24	415	446
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/24	515	553
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/24	510	523
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/24	250	268
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/25	1,370	1,403
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/25	320	353
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/26	1,840	1,884
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/26	260	262
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/27	265	271
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/28	865	1,014
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/28	450	528
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/28	185	189
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/29	655	529
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/29	395	445
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/30	2,575	2,000
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/30	1,470	1,654
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/31	2,920	2,179
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/31	2,125	2,344
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/32	3,115	2,253
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/32	2,190	1,568
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/32	425	477
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/33	575	642
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/34	395	439
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/36	1,000	1,124
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/37	7,090	7,831

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/37	1,500	1,682
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/38	1,400	1,431
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/38	2,350	2,590
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/40	2,140	2,279
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/41	3,255	3,543
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/42	4,355	4,759
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/42	7,580	8,331
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/44	3,000	3,283
	Triborough Bridge & Tunnel Authority Highway Revenue	3.000%	11/15/45	3,150	2,702
	Triborough Bridge & Tunnel Authority Highway Revenue	3.000%	11/15/46	12,445	10,594
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/46	280	301
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/46	1,770	1,933
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/47	1,170	1,172
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/47	2,960	3,201
	Triborough Bridge & Tunnel Authority Highway Revenue	3.000%	11/15/48	9,015	7,555
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/49	5,950	6,614
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/51	10,000	10,963
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/54	1,000	999
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/54	2,000	2,184
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/56	16,335	16,250
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/56	3,000	3,276
[7]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/27	31,000	35,401
[7]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/28	3,000	3,486
[7]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/29	3,000	3,542
[7]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/30	3,000	3,588
[7]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/31	20,025	24,281
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/46	4,235	4,234
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/47	3,000	3,398
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/50	1,000	1,059
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	2.500%	5/15/51	5,000	3,625

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	3.000%	5/15/51	7,500	6,199
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/51	7,705	7,685
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/51	2,000	1,995
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/51	7,420	8,306
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/52	2,000	2,398
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	5/15/52	2,000	2,299
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/56	12,000	13,429
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/57	1,000	1,118
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	5/15/57	15,000	17,363
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/24	2,000	1,990
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/26	1,000	988
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/24	4,700	4,760
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/25	5,965	6,137
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/26	305	323
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/26	1,330	1,432
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/27	190	206
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/27	175	190
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/27	255	280
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/28	65	72
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/28	85	94
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/29	100	104
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/30	10,395	10,844
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/30	140	154
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/31	3,105	3,239
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/32	410	445
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/32	9,015	9,396
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/33	11,525	12,516
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/33	16,000	16,676
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/34	9,805	10,219
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/34	105	114

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/34	410	449
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/35	13,775	14,357
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/35	2,060	2,224
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/36	9,395	10,093
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/37	5,325	5,715
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/39	5,245	5,865
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/40	2,150	2,400
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/41	14,280	14,800
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/41	7,380	8,225
				4,681,736
North Carolina (0.9%)
Charlotte NC (Transit Project) COP	4.000%	6/1/34	4,535	4,924
Charlotte NC (Transit Project) COP	3.000%	6/1/36	1,580	1,534
Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/47	8,660	9,362
Charlotte NC COP	4.000%	6/1/49	2,750	2,778
Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/23	100	103
Charlotte NC Water & Sewer System Water Revenue	4.000%	7/1/47	2,480	2,537
Forsyth County NC GO	3.000%	4/1/29	4,535	4,741
Mecklenburg County Public Facilities Corp. Appropriations Revenue	5.000%	2/1/23	1,080	1,099
North Carolina Agricultural & Technical State University College & University Revenue	5.000%	10/1/40	1,750	1,868
North Carolina Appropriations Revenue	5.000%	5/1/23	2,525	2,591
North Carolina Appropriations Revenue	5.000%	6/1/23	2,290	2,356
North Carolina Appropriations Revenue	5.000%	5/1/24	2,065	2,186
North Carolina Appropriations Revenue	5.000%	5/1/24	1,530	1,620
North Carolina Appropriations Revenue	5.000%	5/1/25	5,200	5,492
North Carolina Appropriations Revenue	5.000%	5/1/25	1,065	1,158
North Carolina Appropriations Revenue	5.000%	6/1/25	865	943
North Carolina Appropriations Revenue	5.000%	5/1/26	11,030	12,310
North Carolina Appropriations Revenue	5.000%	5/1/26	405	428
North Carolina Appropriations Revenue	5.000%	5/1/26	3,520	3,929
North Carolina Appropriations Revenue	5.000%	5/1/27	1,175	1,343
North Carolina Appropriations Revenue	5.000%	5/1/27	195	206
North Carolina Appropriations Revenue	5.000%	5/1/30	55	62
North Carolina Appropriations Revenue	5.000%	5/1/31	9,195	10,927
North Carolina Appropriations Revenue	4.000%	5/1/33	80	86
North Carolina Appropriations Revenue	4.000%	5/1/34	40	43
North Carolina Appropriations Revenue	5.000%	5/1/37	5,925	7,064
North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/23	5,050	5,182
North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/24	100	106
North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/25	1,335	1,452
North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/30	1,785	2,133

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	North Carolina Appropriations Revenue (Build NC Programs)	3.000%	5/1/33	1,350	1,347
	North Carolina Capital Facilities Finance Agency College & University Revenue	5.000%	10/1/44	1,090	1,189
	North Carolina Capital Facilities Finance Agency College & University Revenue, Prere.	5.000%	10/1/25	1,225	1,347
	North Carolina Capital Facilities Finance Agency College & University Revenue, Prere.	5.000%	10/1/25	19,970	21,961
	North Carolina GO	5.000%	6/1/23	5,215	5,368
	North Carolina GO	5.000%	6/1/24	1,775	1,884
	North Carolina GO	5.000%	6/1/25	1,895	2,068
	North Carolina GO	5.000%	6/1/26	3,350	3,753
	North Carolina GO	5.000%	6/1/26	1,070	1,199
	North Carolina GO	5.000%	6/1/27	2,940	3,294
	North Carolina GO	5.000%	6/1/28	100	112
	North Carolina GO	5.000%	6/1/29	1,505	1,787
	North Carolina GO	2.125%	6/1/36	1,425	1,207
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/23	2,235	2,279
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/24	165	173
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/25	5,165	5,591
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/26	540	582
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/27	100	108
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/28	5,025	5,803
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/31	115	132
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/24	245	257
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/25	345	369
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/26	145	159
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/27	195	214
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/28	305	333
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/29	40	43
	North Carolina Turnpike Authority Appropriations Revenue	5.000%	7/1/24	1,275	1,355
	North Carolina Turnpike Authority Appropriations Revenue	5.000%	7/1/25	2,655	2,901
	North Carolina Turnpike Authority Government Fund/Grant Revenue	0.000%	1/1/45	11,000	4,447
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/44	1,500	1,579
	North Carolina Turnpike Authority Highway Revenue	5.000%	7/1/47	200	206
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/49	6,200	6,489
[1]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/49	705	786
	North Carolina Turnpike Authority Highway Revenue	5.000%	7/1/51	200	206
	North Carolina Turnpike Authority Highway Revenue BAN	5.000%	2/1/24	4,250	4,435
	Union County NC Enterprise System Water Revenue	3.000%	6/1/34	1,275	1,257
	Union NC Enterprise System County Water Revenue	3.000%	6/1/51	10,000	8,412
	University of North Carolina at Greensboro College & University Revenue	4.000%	4/1/35	1,315	1,376

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wake County NC GO	5.000%	3/1/23	510	521
					187,092
North Dakota (0.0%)
	Cass County Joint Water Resource District GO	0.480%	5/1/24	1,000	964
[1]	University of North Dakota COP	2.500%	6/1/54	1,200	805
[1]	University of North Dakota COP	3.000%	6/1/61	8,250	6,145
					7,914
Ohio (1.9%)
	Akron OH Income Tax Revenue	4.000%	12/1/30	400	437
	Akron OH Income Tax Revenue	4.000%	12/1/31	370	403
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/25	1,000	1,078
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/26	270	282
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/27	2,335	2,439
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/29	750	780
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/39	3,200	3,301
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Fremont Energy Center Project)	4.000%	2/15/42	1,395	1,406
	American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	5.000%	2/15/46	5	5
	American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	5.000%	2/15/35	3,000	3,444
	American Municipal Power Inc. Electric Power & Light Revenue PUT	1.000%	8/15/24	1,460	1,412
	Ashland County-West Holmes Joint Vocational School District GO	4.000%	12/1/46	3,000	3,054
	Athens City School District GO	3.250%	12/1/48	2,775	2,415
[2]	Berea City School District GO	4.000%	12/1/53	250	251
	Brunswick City School District GO, Prere.	5.250%	6/1/23	500	515
	Brunswick City School District GO, Prere.	5.250%	6/1/23	640	660
[8]	Cincinnati City School District GO	5.250%	12/1/31	200	248
	Cleveland Heights & University Heights City School District GO, Prere.	4.500%	6/1/23	1,870	1,916
[1]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/24	2,040	2,134
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	5.500%	8/1/47	12,135	13,460
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	5.500%	8/1/52	7,345	8,113
	Columbus OH GO	5.000%	7/1/26	6,300	7,060
	Columbus OH GO	4.000%	4/1/31	4,000	4,302
	Columbus OH GO, Prere.	5.000%	7/1/23	1,250	1,290
	Columbus OH Sewer Revenue	5.000%	6/1/27	220	236
	Columbus OH Sewer Revenue	5.000%	6/1/29	13,635	15,137
	Columbus OH Sewer Revenue	5.000%	6/1/30	2,420	2,682
	Columbus OH Sewer Revenue	5.000%	6/1/32	1,530	1,684
	Columbus OH Sewer Revenue, Prere.	5.000%	12/1/24	5,405	5,807
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	4.000%	5/1/36	470	497
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	3.000%	5/1/44	550	486

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	3.000%	5/1/48	3,125	2,691
Cuyahoga Community College District College & University Revenue	5.000%	8/1/28	275	275
Fairborn City School District GO	3.000%	12/1/55	5,000	4,110
Forest Hills Local School District GO	5.000%	12/1/46	200	211
Franklin City School District GO	3.000%	11/1/50	3,400	2,849
Franklin City School District GO	3.000%	11/1/57	6,180	5,059
Great Oaks Career Campuses Board of Education COP	3.000%	12/1/44	2,250	2,041
Groveport-Madison Local School District GO, Prere.	5.000%	10/1/22	6,205	6,241
Hamilton County OH Sales Tax Revenue	5.000%	12/1/30	200	223
Hamilton County OH Sales Tax Revenue	4.000%	12/1/31	3,410	3,629
Hamilton County OH Sewer System Sewer Revenue	5.000%	12/1/38	260	272
Hilliard OH Income Tax Revenue	5.000%	12/1/58	13,410	15,299
Miami University College & University Revenue	5.000%	9/1/41	2,610	2,830
Miami University College & University Revenue	4.000%	9/1/45	4,025	4,066
North Canton City School District GO	3.000%	11/1/56	2,500	2,051
Northeast Ohio Regional Sewer District Sewer Revenue	4.000%	11/15/49	4,075	4,042
Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	5.000%	5/15/23	600	616
Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	5.000%	5/15/23	4,865	4,997
Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	4.000%	11/15/24	3,765	3,954
Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	4.000%	11/15/24	2,160	2,266
Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	5.000%	11/15/24	300	322
Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	5.000%	11/15/24	6,890	7,402
Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	5.000%	11/15/24	3,000	3,223
Northwest Local School District/Hamilton & Butler Counties GO	4.000%	12/1/50	5,000	5,012
Ohio GO	5.000%	12/15/22	315	319
Ohio GO	5.000%	9/15/23	140	145
Ohio GO	5.000%	12/15/23	1,550	1,623
Ohio GO	5.000%	9/15/24	1,040	1,113
Ohio GO	5.000%	9/15/24	2,750	2,943
Ohio GO	5.000%	5/1/25	2,965	3,232
Ohio GO	5.000%	9/1/25	505	555
Ohio GO	5.000%	9/15/25	480	528
Ohio GO	5.000%	9/15/25	190	209
Ohio GO	5.000%	8/1/26	155	174
Ohio GO	5.000%	5/1/27	210	240
Ohio GO	5.000%	8/1/27	4,510	5,185
Ohio GO	5.000%	5/1/30	2,190	2,359
Ohio GO	5.000%	5/1/34	3,000	3,215
Ohio Government Fund/Grant Revenue	5.000%	12/15/22	175	177
Ohio Government Fund/Grant Revenue	5.000%	12/15/23	220	230
Ohio Government Fund/Grant Revenue	5.000%	12/15/25	1,315	1,451
Ohio Government Fund/Grant Revenue	5.000%	12/15/26	3,110	3,517
Ohio Government Fund/Grant Revenue	5.000%	12/15/28	1,085	1,201
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	5/1/29	750	796

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	12/1/40	285	311
	Ohio Higher Educational Facility Commission College & University Revenue	4.000%	7/1/44	5,325	5,203
	Ohio Higher Educational Facility Commission College & University Revenue, ETM	5.000%	12/1/22	1,000	1,012
	Ohio Special Obligation Revenue	5.000%	12/1/31	1,000	1,106
	Ohio State University College & University Revenue	3.500%	6/1/38	405	388
	Ohio State University College & University Revenue	5.000%	12/1/39	4,145	4,378
	Ohio State University College & University Revenue	4.000%	6/1/43	17,720	17,761
	Ohio State University College & University Revenue	4.000%	12/1/43	2,000	2,065
	Ohio State University College & University Revenue	3.000%	12/1/44	5,000	4,345
	Ohio State University College & University Revenue	4.000%	12/1/48	21,500	21,960
	Ohio State University College & University Revenue	2.500%	12/1/51	1,000	709
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/25	1,000	1,079
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/30	740	846
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.250%	2/15/30	400	408
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/36	635	389
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/37	50	29
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/38	1,645	914
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.250%	2/15/39	1,120	1,142
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/40	170	85
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/42	615	277
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/43	605	259
	Ohio Turnpike & Infrastructure Commission Highway Revenue	4.000%	2/15/46	150	152
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/51	5,000	5,638
[3]	Ohio Turnpike & Infrastructure Commission Highway Revenue, 5.700% coupon rate effective 2/15/23	0.000%	2/15/34	640	743
	Ohio Turnpike & Infrastructure Commission Highway Revenue, Prere.	5.000%	2/15/23	5,625	5,726
	Ohio Turnpike & Infrastructure Commission Highway Revenue, Prere.	5.000%	2/15/23	21,035	21,412
	Ohio Water Development Authority Lease Revenue	5.000%	6/1/28	875	987
	Ohio Water Development Authority Lease Revenue	5.000%	6/1/44	4,615	5,219
	Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/35	2,300	2,658
	Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/38	7,490	8,569

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/23	1,150	1,184
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/25	145	158
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/25	2,115	2,339
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/33	7,250	8,485
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/37	2,135	2,468
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/38	120	138
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/40	1,500	1,758
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	4.000%	12/1/46	6,475	6,596
	Ohio Water Development Authority Water Revenue	5.000%	12/1/29	11,380	13,524
	Ohio Water Development Authority Water Revenue	5.000%	12/1/32	1,220	1,461
	Ohio Water Development Authority Water Revenue	5.000%	6/1/33	1,400	1,666
	Perry Local School District GO	3.000%	11/1/55	6,550	5,385
[2]	Tuscarawas Valley Local School District (School Facilities Project) COP	3.000%	12/1/49	3,000	2,488
	University of Cincinnati College & University Revenue	5.000%	6/1/47	1,500	1,609
	University of Cincinnati College & University Revenue, Prere.	5.000%	12/1/23	800	836
[2]	Warrensville Heights City School District GO	5.000%	12/1/44	515	544
[2]	Warrensville Heights City School District GO, Prere.	5.000%	12/1/24	1,260	1,354
	Wickliffe City School District GO	3.125%	12/1/43	775	698
	Wickliffe City School District GO	3.250%	12/1/56	1,300	1,124
	Willoughby-Eastlake City School District GO	4.000%	12/1/50	1,000	1,005
	Willoughby-Eastlake City School District GO, Prere.	5.000%	12/1/25	295	325
[2]	Winton Woods City OH School District GO	4.000%	11/1/53	5,570	5,661
					376,403
Oklahoma (0.2%)
	Canadian County Educational Facilities Authority Lease (Appropriation) Revenue (Mustang Public School Project)	5.000%	9/1/28	775	867
	Edmond Public Works Authority Sales Tax Revenue	4.000%	7/1/47	1,000	1,014
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/27	250	281
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/30	6,650	7,437
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/31	270	302
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/32	2,170	2,426
	Oklahoma Capitol Improvement Authority Appropriations Revenue	4.000%	7/1/34	745	783
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue (OK Department of Transportation Project)	4.000%	7/1/45	1,000	1,021
	Oklahoma Capitol Improvement Authority Lease Revenue (Oklahoma Department of Corrections Project)	4.000%	7/1/38	1,290	1,348

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	4.000%	1/1/47	3,010	3,058
	Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.000%	1/1/47	200	212
	Oklahoma State University College & University Revenue	4.000%	9/1/36	375	395
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/28	175	201
	Oklahoma Turnpike Authority Highway Revenue	4.000%	1/1/42	565	572
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/42	1,530	1,628
	Oklahoma Turnpike Authority Highway Revenue	4.000%	1/1/47	1,615	1,623
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/47	130	139
	Oklahoma Turnpike Authority Highway Revenue	4.000%	1/1/48	8,760	8,811
	Oklahoma Water Resources Board Water Revenue	5.000%	4/1/51	3,940	4,468
	Tulsa Public Facilities Authority Intergovernmental Agreement Revenue	5.000%	6/1/23	1,450	1,491
					38,077
Oregon (0.9%)
	Clackamas County School District No. 12 North Clackamas GO	5.000%	6/15/33	2,265	2,534
	Clackamas County School District No. 12 North Clackamas GO	0.000%	6/15/35	420	253
	Clackamas County School District No. 12 North Clackamas GO	0.000%	6/15/36	710	406
	Clackamas County School District No. 12 North Clackamas GO	0.000%	6/15/39	500	245
	Columbia County School District No. 502 GO	5.000%	6/15/45	1,115	1,259
	Lane County School District No. 52 Bethel GO	0.000%	6/15/51	6,595	1,945
	Multnomah County OR GO	5.000%	6/15/29	4,310	5,106
	Multnomah County OR School District No. 1 Portland GO	5.000%	6/15/23	1,500	1,546
	Multnomah County OR School District No. 1 Portland GO	5.000%	6/15/23	15,000	15,456
	Multnomah County OR School District No. 1 Portland GO	5.000%	6/15/25	7,615	8,310
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/24	220	236
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/25	335	370
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/35	1,770	2,038
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/36	1,525	1,750
	Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/23	8,655	9,034
	Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/24	6,345	6,817
	Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/24	3,450	3,707
	Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/24	1,710	1,837
	Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/24	4,410	4,738
	Oregon GO	5.000%	12/1/23	500	523
	Oregon GO	5.000%	8/1/29	2,290	2,613
	Oregon GO	5.000%	8/1/41	11,040	12,023
	Oregon GO, Prere.	5.000%	8/1/23	25	26
	Oregon Health & Science University Health, Hospital, Nursing Home Revenue	3.000%	7/1/51	9,365	7,459
	Oregon State Lottery Revenue	5.000%	4/1/24	4,000	4,224

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oregon State Lottery Revenue	5.000%	4/1/25	1,175	1,238
	Oregon State Lottery Revenue	5.000%	4/1/27	1,375	1,486
	Oregon State Lottery Revenue	5.000%	4/1/28	175	189
	Oregon State Lottery Revenue	5.000%	4/1/36	2,475	2,737
	Oregon State University College & University Revenue	5.000%	4/1/45	1,000	1,050
	Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue	3.000%	9/1/44	1,310	1,180
	Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue, Prere.	5.000%	9/1/27	4,435	5,107
	Portland OR Water System Water Revenue	5.000%	5/1/32	1,135	1,326
	Portland OR Water System Water Revenue	5.000%	5/1/44	4,000	4,487
	Salem-Keizer School District No. 24J GO	5.000%	6/15/34	1,075	1,221
	Salem-Keizer School District No. 24J GO	5.000%	6/15/39	1,410	1,566
	Salem-Keizer School District No. 24J GO	0.000%	6/15/40	5,440	2,785
	Seaside School District No. 10 GO	0.000%	6/15/37	500	274
	University of Oregon College & University Revenue	5.000%	4/1/45	100	106
	University of Oregon College & University Revenue	3.500%	4/1/52	15,000	13,891
[2]	University of Oregon College & University Revenue	3.500%	4/1/52	3,485	3,227
	Washington & Multnomah Counties School District No. 48J Beaverton GO	5.000%	6/15/36	1,000	1,114
	Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/40	1,000	469
	Washington & Multnomah Counties School District No. 48J Beaverton GO	0.010%	6/15/48	55,000	16,506
	Washington & Multnomah Counties School District No. 48J Beaverton GO, Prere.	5.000%	6/15/24	3,055	3,245
	Washington & Multnomah Counties School District No. 48J Beaverton GO, Prere.	5.000%	6/15/24	9,380	9,963
	Washington & Multnomah Counties School District No. 48J Beaverton GO, Prere.	5.000%	6/15/24	1,500	1,593
	Washington Clackamas & Yamhill Counties School District No. 88J GO	0.000%	6/15/33	1,435	984
	Washington County OR GO	3.000%	7/1/34	1,055	1,062
					171,261
Pennsylvania (3.4%)
	Allegheny County PA GO	5.000%	11/1/27	1,180	1,331
	Allegheny County PA GO	5.000%	11/1/28	1,860	2,093
	Allegheny County PA GO	5.000%	11/1/29	675	758
	Allegheny County PA GO	5.000%	11/1/41	430	476
	Allegheny County PA GO, Prere.	5.000%	12/1/22	640	648
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/22	2,575	2,605
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	6/1/43	1,020	1,122
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/48	1,000	1,015
	Bucks County PA Middletown Township GO	5.000%	8/15/22	195	195
	Capital Region Water Sewer Revenue	5.000%	7/15/28	375	429
[1]	Coatesville School District GO	5.000%	8/1/23	285	294
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/35	100	108
	Commonwealth of Pennsylvania COP	5.000%	7/1/28	400	457
	Commonwealth of Pennsylvania COP	5.000%	7/1/43	2,375	2,610
	Commonwealth of Pennsylvania GO	5.000%	8/15/22	25	25
	Commonwealth of Pennsylvania GO	5.000%	9/15/22	1,110	1,115
	Commonwealth of Pennsylvania GO	5.000%	1/1/23	220	223

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Commonwealth of Pennsylvania GO	5.000%	1/15/23	310	315
	Commonwealth of Pennsylvania GO	5.000%	3/1/23	3,530	3,603
	Commonwealth of Pennsylvania GO	5.000%	3/15/23	775	792
	Commonwealth of Pennsylvania GO	5.000%	4/1/23	5,775	5,911
	Commonwealth of Pennsylvania GO	4.000%	7/1/23	455	465
	Commonwealth of Pennsylvania GO	5.000%	9/15/23	985	1,023
	Commonwealth of Pennsylvania GO	5.000%	1/1/24	25	26
	Commonwealth of Pennsylvania GO	5.000%	1/15/24	3,160	3,316
	Commonwealth of Pennsylvania GO	5.000%	3/15/24	445	469
	Commonwealth of Pennsylvania GO	5.000%	6/15/24	375	398
	Commonwealth of Pennsylvania GO	5.000%	7/1/24	450	479
	Commonwealth of Pennsylvania GO	5.000%	8/15/24	1,715	1,829
	Commonwealth of Pennsylvania GO	5.000%	1/1/25	38,465	41,461
	Commonwealth of Pennsylvania GO	5.000%	1/15/25	1,100	1,187
	Commonwealth of Pennsylvania GO	5.000%	3/15/25	150	163
	Commonwealth of Pennsylvania GO	5.000%	5/15/25	1,000	1,089
	Commonwealth of Pennsylvania GO	5.000%	8/15/25	7,545	8,269
	Commonwealth of Pennsylvania GO	5.000%	9/15/25	1,840	2,021
[1]	Commonwealth of Pennsylvania GO	5.000%	9/15/25	1,725	1,898
	Commonwealth of Pennsylvania GO	5.000%	9/15/25	5,290	5,811
	Commonwealth of Pennsylvania GO	5.000%	10/15/25	100	104
	Commonwealth of Pennsylvania GO	5.000%	1/1/26	2,165	2,393
	Commonwealth of Pennsylvania GO	5.000%	3/15/26	1,320	1,421
	Commonwealth of Pennsylvania GO	5.000%	9/15/26	2,730	3,070
	Commonwealth of Pennsylvania GO	5.000%	9/15/26	1,435	1,614
	Commonwealth of Pennsylvania GO	5.000%	1/1/27	3,220	3,645
	Commonwealth of Pennsylvania GO	5.000%	1/15/27	1,100	1,246
	Commonwealth of Pennsylvania GO	5.000%	3/15/27	710	764
	Commonwealth of Pennsylvania GO	3.000%	4/1/27	25	25
	Commonwealth of Pennsylvania GO	5.000%	7/15/27	5,000	5,730
	Commonwealth of Pennsylvania GO	5.000%	9/15/27	245	273
	Commonwealth of Pennsylvania GO	5.000%	9/15/27	310	345
	Commonwealth of Pennsylvania GO	5.000%	10/15/27	550	570
	Commonwealth of Pennsylvania GO	5.000%	3/15/28	135	145
	Commonwealth of Pennsylvania GO	5.000%	7/15/28	5,480	6,380
	Commonwealth of Pennsylvania GO	4.000%	10/15/28	300	307
	Commonwealth of Pennsylvania GO	5.000%	3/15/29	1,405	1,504
[2]	Commonwealth of Pennsylvania GO	4.000%	4/1/29	1,960	1,984
	Commonwealth of Pennsylvania GO	4.000%	4/1/29	405	410
	Commonwealth of Pennsylvania GO	5.000%	5/15/29	2,085	2,458
	Commonwealth of Pennsylvania GO	5.000%	9/15/29	865	955
	Commonwealth of Pennsylvania GO	4.000%	1/1/30	3,500	3,745
	Commonwealth of Pennsylvania GO	4.000%	4/1/30	100	101
	Commonwealth of Pennsylvania GO	5.000%	3/15/31	3,665	3,906
	Commonwealth of Pennsylvania GO	5.000%	3/15/32	5,000	5,320
	Commonwealth of Pennsylvania GO	4.000%	4/1/32	910	919
	Commonwealth of Pennsylvania GO	4.000%	5/15/32	325	362
	Commonwealth of Pennsylvania GO	4.000%	6/15/32	395	406
	Commonwealth of Pennsylvania GO	4.000%	9/15/32	500	529
	Commonwealth of Pennsylvania GO	5.000%	10/15/32	680	702
	Commonwealth of Pennsylvania GO	5.000%	3/15/33	11,330	12,012
	Commonwealth of Pennsylvania GO	4.000%	4/1/33	1,105	1,116
	Commonwealth of Pennsylvania GO	4.375%	10/15/33	100	102
	Commonwealth of Pennsylvania GO	4.000%	3/15/34	5,300	5,473
	Commonwealth of Pennsylvania GO	3.000%	5/15/34	3,080	3,005
	Commonwealth of Pennsylvania GO	4.000%	9/15/34	735	767
[1]	Commonwealth of Pennsylvania GO	3.000%	2/1/35	120	119
	Commonwealth of Pennsylvania GO	4.000%	3/1/35	2,000	2,105

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Commonwealth of Pennsylvania GO	4.000%	3/15/35	10,000	10,280
	Commonwealth of Pennsylvania GO	3.000%	5/1/37	3,240	3,080
	Commonwealth of Pennsylvania GO	3.000%	5/1/38	3,400	3,189
	Commonwealth of Pennsylvania GO, Prere.	5.000%	4/1/23	1,500	1,535
	Commonwealth of Pennsylvania GO, Prere.	5.000%	4/1/23	1,910	1,954
	Commonwealth of Pennsylvania GO, Prere.	5.000%	4/1/23	770	788
	Commonwealth of Pennsylvania GO, Prere.	5.000%	4/1/23	10,865	11,118
[1]	Commonwealth of Pennsylvania GO, Prere.	5.000%	4/1/23	11,950	12,228
	Commonwealth of Pennsylvania GO, Prere.	5.000%	6/15/24	470	499
	Commonwealth of Pennsylvania GO, Prere.	5.000%	6/15/24	1,800	1,911
	Delaware County Regional Water Quality Control Authority Water Revenue	5.000%	11/1/46	5,000	5,429
	Delaware River Port Authority Highway Revenue	5.000%	1/1/24	15	16
	Delaware River Port Authority Highway Revenue	5.000%	1/1/26	235	257
	Delaware River Port Authority Highway Revenue	4.500%	1/1/32	345	359
	Delaware River Port Authority Highway Revenue	5.000%	1/1/37	100	102
	Delaware River Port Authority Port, Airport & Marina Revenue (Port District Project)	5.000%	1/1/26	245	248
	Delaware Valley Regional Finance Authority Indirect Ad Valorem Property Revenue	5.750%	7/1/32	5,005	6,199
	Delaware Valley Regional Finance Authority Lease Revenue	5.000%	11/1/24	20,000	21,394
[5]	Delaware Valley Regional Finance Authority Lease Revenue	5.500%	8/1/28	6,120	7,155
	Governor Mifflin School District GO, Prere.	4.000%	4/1/23	500	508
	Haverford Township PA GO	4.000%	6/1/30	445	483
	Lehigh County Authority Water Revenue	5.000%	12/1/43	190	198
	Lehigh County Authority Water Revenue, Prere.	5.000%	12/1/23	205	214
[1]	Luzerne County PA GO	5.000%	11/15/29	4,040	4,388
	Montgomery County Higher Education and Health Authority College & University Revenue	5.250%	11/1/42	400	419
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/43	1,000	1,074
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/48	1,700	1,816
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/49	1,000	987
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/52	2,000	1,956
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/52	1,000	1,081
[1]	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	3.125%	5/1/53	3,000	2,457
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	3.250%	5/1/55	3,000	2,420
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/56	14,500	14,060
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/57	3,755	4,059

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/32	60	68
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/33	125	140
Northampton County General Purpose Authority College & University Revenue	5.000%	11/1/34	225	249
Pennsylvania Economic Development Financing Authority Auto Parking Revenue	6.000%	7/1/53	140	146
Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	2/15/43	5,575	5,622
Pennsylvania Higher Educational Facilities Authority College & University Revenue	3.000%	6/15/45	130	111
Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	9/1/45	200	200
Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	2,000	2,097
Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	9/1/50	2,295	2,390
Pennsylvania State University College & University Revenue	5.000%	9/1/30	160	178
Pennsylvania State University College & University Revenue	5.000%	9/1/42	1,830	2,004
Pennsylvania State University College & University Revenue	5.000%	9/1/45	5,475	6,109
Pennsylvania State University College & University Revenue	5.000%	9/1/49	6,465	7,176
Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	0.000%	12/1/38	230	126
Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/43	500	541
Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/48	5,705	6,212
Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/48	6,000	6,452
Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	3.000%	12/1/51	9,465	7,830
Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	4.000%	12/1/51	2,660	2,672
Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	4.000%	12/1/53	10,000	9,725
Pennsylvania Turnpike Commission Fuel Sales Tax Revenue	5.000%	11/15/22	285	288
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/23	450	470
Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/25	1,200	1,298
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/25	520	572
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/25	180	198
Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/26	300	332
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/26	1,300	1,465
Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/27	18,155	20,069

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	1,670	1,837
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	1,005	1,122
	Pennsylvania Turnpike Commission Highway Revenue	6.000%	12/1/30	3,540	4,167
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/31	1,000	1,124
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/32	1,000	1,093
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	6/1/33	150	154
[1]	Pennsylvania Turnpike Commission Highway Revenue	6.250%	6/1/33	1,175	1,342
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	3,540	3,735
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	1,120	1,228
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	6/1/34	5,000	5,129
[1]	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/34	520	573
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	2,740	3,042
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/35	440	449
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	670	718
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/38	5,000	5,501
	Pennsylvania Turnpike Commission Highway Revenue	6.375%	12/1/38	4,275	5,017
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	6/1/39	1,130	1,136
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/39	1,500	1,583
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/39	3,370	3,528
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/39	5,250	5,471
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	4,195	4,496
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	2,055	2,166
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/41	2,080	2,174
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/41	1,765	1,869
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/42	10,900	11,580
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/42	3,025	2,597
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/42	1,970	2,123
	Pennsylvania Turnpike Commission Highway Revenue	5.500%	12/1/42	135	145
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/43	3,900	3,878
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/43	355	364

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/43	1,000	1,090
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/43	8,700	8,966
Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/44	5,000	4,956
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/44	27,945	29,142
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/44	830	861
Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/44	105	109
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/45	1,000	1,045
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/45	3,830	3,988
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/45	830	871
Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/45	100	105
Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/46	2,265	2,231
Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/46	2,000	1,970
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/46	500	520
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/46	3,525	3,713
Pennsylvania Turnpike Commission Highway Revenue	5.250%	6/1/47	6,560	7,002
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/47	4,025	4,313
Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/49	4,060	3,950
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/49	6,525	7,118
Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/50	6,400	6,216
Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/51	6,775	5,252
Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/51	2,000	1,939
Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.000%	12/1/22	3,505	3,547
Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.000%	12/1/22	1,045	1,057
Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.000%	12/1/23	11,190	11,695
Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.250%	12/1/23	50	52
Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/45	2,255	2,181
Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	4.000%	9/1/42	300	302
Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	5.000%	9/1/42	850	902
Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	5.000%	9/1/47	775	818
Philadelphia Gas Works Co Natural Gas Revenue	5.000%	10/1/22	100	101
Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/24	255	272
Philadelphia Gas Works Co. Natural Gas Revenue	4.000%	10/1/35	115	118

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/42	1,235	1,313
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/47	5,595	5,897
[1]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/50	3,725	4,174
	Philadelphia PA GO	5.000%	8/1/26	5,225	5,812
[1]	Philadelphia PA GO	5.000%	8/1/30	800	891
	Philadelphia PA GO	5.000%	2/1/39	3,000	3,321
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/42	125	137
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/43	6,000	6,643
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/48	1,030	1,133
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/49	5,000	5,541
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/54	4,000	4,398
	Philadelphia PA Water & Wastewater Water Revenue, Prere.	5.000%	7/1/24	1,415	1,504
	Philadelphia PA Water & Wastewater Water Revenue, Prere.	5.000%	7/1/24	1,055	1,121
	Philadelphia School District GO	5.000%	9/1/23	9,000	9,304
	Philadelphia School District GO	5.000%	9/1/24	1,375	1,462
	Philadelphia School District GO	5.000%	9/1/25	555	605
[8]	Philadelphia School District GO	5.000%	6/1/27	365	412
[1]	Philadelphia School District GO	4.000%	9/1/43	1,060	1,090
	Philadelphia School District GO	5.000%	9/1/44	2,535	2,739
[1]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/34	2,455	2,617
[1]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/44	2,000	2,254
	School District of Philadelphia GO	5.000%	9/1/26	3,000	3,341
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/29	1,835	2,131
	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/29	850	943
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/31	570	631
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/32	425	470
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue	4.000%	4/15/26	5,000	5,331
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue (University Capital Projects)	4.000%	9/15/36	205	208
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue (University Capital Projects)	4.000%	9/15/44	7,875	7,913
	West View Municipal Authority Water Revenue, Prere.	4.000%	11/15/24	100	105
[2]	Westmoreland County Municipal Authority Water Revenue	5.000%	8/15/38	5,020	5,437
[2]	Westmoreland County Municipal Authority Water Revenue	5.000%	8/15/42	535	577
	Westmoreland County Municipal Authority Water Revenue, Prere.	5.000%	8/15/23	375	388
[2]	Wilkes-Barre PA Area School District GO	4.000%	4/15/54	1,200	1,204
[2]	Wilkes-Barre PA Area School District GO	5.000%	4/15/59	515	569
					668,021

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Rhode Island (0.1%)
Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/23	2,665	2,744
Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/24	505	532
Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/26	755	837
Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/27	205	228
Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/28	2,800	3,100
Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/1/43	10,000	10,251
Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue, Prere.	6.000%	9/1/23	1,250	1,309
Rhode Island Turnpike & Bridge Authority Fuel Sales Tax Revenue	5.000%	10/1/40	200	214
				19,215
South Carolina (0.9%)
Charleston Educational Excellence Finance Corp. Lease (Appropriation) Revenue	5.000%	12/1/24	235	245
Charleston Educational Excellence Finance Corp. Lease (Appropriation) Revenue	5.000%	12/1/25	5,655	5,895
Charleston Educational Excellence Finance Corp. Lease (Appropriation) Revenue	4.000%	12/1/28	1,505	1,542
Charleston Educational Excellence Finance Corp. Lease (Appropriation) Revenue, Prere.	5.000%	12/1/23	1,195	1,248
Charleston Educational Excellence Finance Corp. Lease (Appropriation) Revenue, Prere.	5.000%	12/1/23	780	815
Charleston SC Waterworks & Sewer System Revenue	5.000%	1/1/47	5,000	5,836
Charleston SC Waterworks & Sewer System Revenue	5.000%	1/1/52	2,640	3,068
Florence SC Combined Waterworks & Sewerage System Water Revenue	3.000%	9/1/36	4,495	4,305
Orangeburg County School District Appropriations Revenue	5.000%	6/1/44	5,995	6,339
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	8/1/23	35	36
South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/36	3,990	4,045
South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/43	10,000	9,861
South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/47	2,310	2,240
South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/47	3,000	2,910
South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/51	1,230	1,184
South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/51	1,210	1,294
South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/52	26,430	25,404
South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/55	1,900	1,803
South Carolina Public Service Authority Electric Power and Light Revenue Electric Power & Light Revenue	4.000%	12/1/42	5,255	5,226

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/23	85	89
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/25	195	206
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/26	75	79
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/28	375	395
[8]	South Carolina Public Service Authority Miscellaneous Revenue	3.000%	12/1/29	10	10
	South Carolina Public Service Authority Miscellaneous Revenue	4.000%	12/1/45	80	78
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/22	5	5
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/23	20	21
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/26	305	325
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/28	410	444
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/29	255	275
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/30	115	123
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/31	65	68
	South Carolina Public Service Authority Nuclear Revenue	3.125%	12/1/32	45	44
	South Carolina Public Service Authority Nuclear Revenue	4.000%	12/1/32	115	118
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/32	310	330
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/32	675	724
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/33	11,385	12,078
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/33	260	277
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/34	1,670	1,762
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/34	370	392
	South Carolina Public Service Authority Nuclear Revenue	3.250%	12/1/35	100	96
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/35	1,115	1,174
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/35	1,515	1,604
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/36	680	715
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/37	1,050	1,103
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/37	570	602
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/38	105	110
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/38	18,000	18,323
	South Carolina Public Service Authority Nuclear Revenue	3.500%	12/1/39	25	24

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/41	1,660	1,744
	South Carolina Public Service Authority Nuclear Revenue	4.000%	12/1/45	225	220
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/46	25	26
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/49	5,000	5,096
	South Carolina Public Service Authority Nuclear Revenue	5.500%	12/1/54	10,000	10,316
	South Carolina Public Service Authority Nuclear Revenue	4.000%	12/1/56	840	797
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/56	575	599
[1]	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/56	15	16
	South Carolina Transportation Infrastructure Bank Fuel Sales Tax Revenue	5.000%	10/1/30	1,985	2,386
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/23	200	208
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/24	270	289
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/28	18,615	21,760
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	3.500%	10/1/31	1,815	1,814
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	3.625%	10/1/33	10,000	10,002
[1]	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/37	1,190	1,318
	Spartanburg County School District No. 7 GO	5.000%	3/1/48	5,000	5,550
					187,031
South Dakota (0.0%)
	County of Lincoln SD College & University Revenue	4.000%	8/1/61	680	567
Tennessee (0.3%)
	Memphis TN GO	5.000%	4/1/26	7,510	8,137
	Memphis TN GO	4.000%	6/1/32	1,390	1,468
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/27	525	538
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	1/1/24	505	529
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/24	325	345
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	1/1/25	315	339
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	1/1/26	2,315	2,562
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	1/1/27	1,215	1,360
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	7/1/29	8,975	9,731
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	1/1/32	1,965	2,198
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	7/1/33	2,610	2,766
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	7/1/33	3,000	3,214

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	7/1/34	1,365	1,432
	Metropolitan Government of Nashville & Davidson County TN GO, Prere.	5.000%	1/1/23	410	416
	Metropolitan Government of Nashville & Davidson County TN GO, Prere.	5.000%	7/1/23	805	830
	Metropolitan Government of Nashville & Davidson County TN Water & Sewer Water Revenue	5.000%	7/1/42	915	1,012
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/44	2,545	2,769
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/54	875	875
	Nashville & Davidson County TN Metropolitan Government GO	3.000%	1/1/33	1,520	1,520
	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue (City of Memphis Project)	0.000%	4/1/33	1,000	667
	Oak Ridge TN GO	5.000%	6/1/25	600	654
	Shelby County TN GO	5.000%	3/1/24	690	726
	Tennessee GO	5.000%	8/1/22	15	15
	Tennessee GO, Prere.	4.000%	8/1/22	50	50
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program), Prere.	5.000%	11/1/22	480	484
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program), Prere.	5.000%	11/1/25	5,170	5,698
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program), Prere.	5.000%	11/1/25	155	171
	Tennessee State School Bond Authority College & University Revenue, Prere.	5.000%	11/1/22	200	202
					50,708
Texas (8.9%)
	Abilene TX GO, Prere.	5.000%	2/15/23	425	433
[8]	Alamo Community College District GO	4.500%	8/15/33	25	25
[14]	Alamo Heights Independent School District GO	4.000%	2/1/30	330	353
	Alamo Regional Mobility Authority Miscellaneous Revenue, Prere.	5.000%	6/15/25	310	338
[14]	Alief Independent School District GO	4.000%	2/15/31	2,580	2,723
[14]	Arlington TX Independent School District GO	5.000%	2/15/23	500	510
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	4.000%	8/1/33	350	371
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	4.000%	8/1/42	1,005	1,022
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/41	1,105	1,200
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/40	10,300	10,362
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/44	2,015	2,228
	Austin TX GO	5.000%	9/1/22	2,500	2,507
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/37	315	317
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/39	535	560
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/42	105	106
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/43	10,100	10,289

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/46	5,000	5,470
	Belton Independent School District GO	4.000%	2/15/52	1,505	1,513
	Bexar County TX GO, Prere.	4.000%	6/15/23	610	623
	Bexar County TX GO, Prere.	5.000%	6/15/23	3,560	3,668
	Bexar County TX GO, Prere.	5.000%	6/15/24	1,500	1,593
	Bexar County TX GO, Prere.	5.000%	6/15/26	2,490	2,788
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/22	725	726
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/26	125	141
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/26	170	192
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/40	5,000	6,155
	Brownsville TX Utilities System Multiple Utility Revenue, Prere.	4.000%	9/1/23	170	174
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/27	1,925	2,085
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/45	5,000	5,394
	Central Texas Regional Mobility Authority Highway Revenue	3.000%	1/1/46	2,000	1,586
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/46	1,000	1,083
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/50	5,000	4,907
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/51	8,655	8,460
	Central Texas Regional Mobility Authority Highway Revenue BAN	5.000%	1/1/25	1,250	1,313
	Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.000%	1/1/23	1,125	1,141
	Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.000%	7/1/25	550	601
	Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.000%	7/1/25	100	109
[5]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/22	95	95
[5]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/23	8,595	8,406
[5]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/24	5,645	5,385
[5]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/26	9,450	8,524
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/29	300	313
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/30	2,155	2,243
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/31	1,425	1,480
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/33	1,615	1,672
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/34	9,625	9,952
	Central Texas Turnpike System Highway Revenue	0.000%	8/15/36	21,645	11,868
	Central Texas Turnpike System Highway Revenue	0.000%	8/15/37	13,125	6,856
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/37	7,550	7,884
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/37	18,195	18,767
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/39	5,000	5,597
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/42	35,085	36,026
	Central Texas Turnpike System Highway Revenue, Prere.	5.000%	8/15/22	1,903	1,905
[1]	Central Texas Turnpike System Highway Revenue, Prere.	5.000%	8/15/22	375	376
[2]	Central Texas Turnpike System Highway Revenue, Prere.	5.000%	8/15/22	50	50
[14]	Cleburne Independent School District GO	5.000%	2/15/41	1,400	1,524

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[14]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/47	2,500	2,506
[14]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/50	2,500	2,497
[14]	Clint Independent School District GO, Prere.	5.000%	8/15/25	1,615	1,760
	Collin County Community College District GO	5.000%	8/15/33	1,090	1,269
[14]	Comal Independent School District GO	4.000%	2/1/39	3,585	3,608
[14]	Comal Independent School District GO	4.000%	2/1/43	2,225	2,253
[14]	Comal Independent School District GO	2.625%	2/1/47	5,000	3,874
[14]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/25	1,100	1,189
[14]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/27	495	519
[14]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/27	1,015	1,124
[14]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/28	15	17
[14]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/44	1,600	1,669
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/28	5,500	6,419
[5]	Dallas Area Rapid Transit Sales Tax Revenue	5.250%	12/1/29	430	516
[5]	Dallas Area Rapid Transit Sales Tax Revenue	5.250%	12/1/30	270	328
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/34	5,060	5,861
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	4,255	4,699
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	4,280	4,727
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	6,515	7,195
	Dallas College GO	4.000%	2/15/28	730	791
	Dallas County Utility & Reclamation District GO	5.000%	2/15/27	100	112
	Dallas County Utility & Reclamation District GO	5.000%	2/15/28	1,280	1,459
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/24	325	348
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.125%	11/1/25	425	443
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/30	410	424
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.250%	11/1/30	350	363
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.250%	11/1/31	385	398
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/33	2,185	2,553
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.250%	11/1/33	2,115	2,184
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/35	1,445	1,496
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/38	675	681
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/39	1,000	1,006
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/43	5,600	5,741
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/43	4,405	4,932
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/44	2,345	2,366
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/46	3,515	3,537

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.125%	11/1/50	4,465	4,494
[14]	Dallas Independent School District GO	5.000%	2/15/23	2,050	2,089
[14]	Dallas Independent School District GO	5.000%	8/15/23	125	129
[14]	Dallas Independent School District GO	5.000%	8/15/24	535	571
[14]	Dallas Independent School District GO	4.000%	2/15/29	5,050	5,274
[14]	Dallas Independent School District GO, Prere.	3.000%	8/15/22	200	200
[14]	Dallas Independent School District GO, Prere.	4.000%	8/15/22	1,435	1,436
[14]	Dallas Independent School District GO, Prere.	5.000%	8/15/22	1,225	1,227
[14]	Dallas Independent School District GO, Prere.	5.000%	8/15/24	1,275	1,358
[14]	Dallas Independent School District GO, Prere.	5.000%	8/15/24	3,200	3,407
	Dallas TX GO	5.000%	2/15/23	3,370	3,434
	Dallas TX GO	5.000%	2/15/23	10,000	10,191
	Dallas TX GO	5.000%	2/15/24	2,175	2,288
	Dallas TX GO	5.000%	2/15/24	10,000	10,520
	Dallas TX GO	5.000%	2/15/25	10	10
	Dallas TX GO	5.000%	2/15/27	1,870	1,959
	Dallas TX GO	5.000%	2/15/28	5,205	5,452
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/23	1,265	1,316
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/24	1,635	1,752
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/27	1,970	2,159
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/29	800	892
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/30	860	956
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/31	220	244
	Dallas TX Waterworks & Sewer System Water Revenue, Prere.	5.000%	10/1/22	545	548
	Dallas TX Waterworks & Sewer System Water Revenue, Prere.	5.000%	10/1/22	50	50
[14]	Denton Independent School District GO	5.000%	8/15/48	2,565	2,829
	Denton Independent School District GO, Prere.	5.000%	2/15/23	130	132
[14]	Denton Independent School District GO, Prere.	5.000%	8/15/25	110	120
[14]	Denton Independent School District GO, Prere.	5.000%	8/15/25	6,800	7,422
[14]	Dripping Springs TX Independent School District GO, Prere.	5.000%	2/15/24	1,155	1,212
[14]	Eagle Brook Meadows Metropolitan District No. 3 GO	2.250%	8/15/51	5,000	3,420
[14]	El Paso Independent School District GO	4.000%	8/15/48	5,000	5,102
	El Paso Municipal Drainage Utility System Sewer Revenue	4.000%	3/1/29	665	716
	El Paso TX GO	4.000%	8/15/44	1,485	1,498
	Fort Bend County TX GO	5.000%	3/1/28	2,375	2,560
	Fort Bend County TX Toll Road Highway Revenue	5.000%	3/1/41	7,045	7,383
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue	2.500%	3/1/46	5,000	3,886
[14]	Fort Bend Independent School District GO PUT	0.875%	8/1/25	1,560	1,505
	Fort Worth TX Water & Sewer System Water Revenue	5.000%	2/15/29	740	772
[14]	Frenship Independent School District GO, Prere.	5.000%	2/15/24	375	394
[14]	Frisco Independent School District GO	5.000%	8/15/36	1,295	1,476
[14]	Frisco Independent School District GO	3.500%	2/15/37	5,000	5,069
	Garland TX Electric Utility System Electric Power & Light Revenue	4.000%	3/1/49	2,400	2,406
[14]	Goose Creek Consolidated Independent School District GO PUT	0.720%	8/1/26	2,575	2,410

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[14]	Granbury Independent School District GO	5.000%	8/1/23	1,000	1,034
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/38	1,000	1,112
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/48	1,995	2,183
[2]	Grand Parkway Transportation Corp. Highway Revenue	3.000%	10/1/50	1,000	801
[3]	Grand Parkway Transportation Corp. Highway Revenue, 5.850% coupon rate effective 10/1/23	0.000%	10/1/48	50	54
	Grand Parkway Transportation Corp. Highway Revenue, Prere.	5.000%	10/1/23	30,550	31,766
	Grand Parkway Transportation Corp. Highway Revenue, Prere.	5.250%	10/1/23	18,040	18,810
	Grand Parkway Transportation Corp. Highway Revenue, Prere.	5.500%	10/1/23	7,515	7,857
[14]	Gregory-Portland Independent School District GO	5.000%	2/15/25	465	504
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	4.000%	11/15/32	1,000	1,062
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	4.000%	11/15/34	750	783
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	4.000%	11/15/36	400	413
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	4.000%	11/15/37	375	385
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/22	160	162
	Harris County Flood Control District Ad Valorem Property Tax Revenue	5.000%	10/1/26	2,525	2,694
	Harris County Flood Control District GO	4.000%	10/1/45	5,000	5,093
	Harris County Flood Control District Intergovernmental Agreement Revenue	5.000%	10/1/22	110	111
	Harris County Toll Road Authority Highway Revenue	5.000%	8/15/29	3,000	3,540
	Harris County Toll Road Authority Highway Revenue	5.000%	8/15/30	3,000	3,586
	Harris County Toll Road Authority Highway Revenue	5.000%	8/15/33	3,000	3,604
	Harris County Toll Road Authority Highway Revenue	4.000%	8/15/45	9,500	9,644
	Harris County TX GO	5.000%	10/1/24	280	282
	Harris County TX GO	5.000%	10/1/24	545	548
	Harris County TX GO	5.000%	10/1/26	1,255	1,376
	Harris County TX GO	5.000%	10/1/27	2,710	2,968
	Harris County TX GO	5.000%	10/1/28	920	1,007
	Harris County TX Highway Revenue	5.000%	8/15/22	670	671
	Harris County TX Highway Revenue	5.000%	8/15/23	870	901
	Harris County TX Highway Revenue	5.000%	8/15/24	1,805	1,927
	Harris County TX Highway Revenue	5.000%	8/15/25	2,520	2,766
	Harris County TX Highway Revenue	5.000%	8/15/28	615	686
	Harris County TX Highway Revenue	5.000%	8/15/29	850	851
	Harris County TX Highway Revenue	5.000%	8/15/30	150	150
	Harris County TX Highway Revenue	5.000%	8/15/30	770	850
	Harris County TX Highway Revenue	5.000%	8/15/36	1,075	1,172
[1]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/25	625	665

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/26	175	186
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/30	205	214
	Hidalgo County TX GO	4.000%	8/15/43	3,905	3,999
	Houston Community College System GO, Prere.	5.000%	2/15/23	430	438
	Houston Community College System GO, Prere.	5.000%	2/15/23	1,130	1,151
	Houston Community College System GO, Prere.	5.000%	2/15/23	7,015	7,145
[14]	Houston Independent School District GO	5.000%	2/15/23	1,170	1,192
[14]	Houston Independent School District GO	5.000%	2/15/24	3,645	3,833
[14]	Houston Independent School District GO	5.000%	2/15/24	255	268
[14]	Houston Independent School District GO	5.000%	2/15/25	3,740	4,041
[14]	Houston Independent School District GO	5.000%	2/15/25	2,000	2,161
[14]	Houston Independent School District GO	5.000%	2/15/26	5,885	6,521
[14]	Houston Independent School District GO	5.000%	2/15/27	150	166
[14]	Houston Independent School District GO	5.000%	2/15/29	5,200	5,724
[14]	Houston Independent School District GO	5.000%	2/15/30	835	917
[14]	Houston Independent School District GO	5.000%	2/15/31	3,730	4,093
[14]	Houston Independent School District GO	4.000%	2/15/33	500	527
[14]	Houston Independent School District GO PUT	3.000%	6/1/24	1,000	1,014
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/26	85	94
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/27	160	181
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/29	1,195	1,367
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/38	5,000	5,495
	Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/23	355	365
	Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/24	310	328
	Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/25	805	852
	Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/27	620	655
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/24	350	376
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/30	1,080	1,200
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/32	6,015	7,030
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/35	620	679
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/36	385	422
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/37	150	154
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/39	525	557
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/42	1,065	1,174
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/43	1,010	1,123
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/44	2,000	2,037
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/44	75	79
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/48	3,230	3,266

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/49	2,720	3,036
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/51	5,750	5,826
[1]	Houston TX Combined Utility System Water Revenue, ETM	0.000%	12/1/27	1,395	1,234
	Houston TX GO	5.000%	3/1/23	12,900	13,163
	Houston TX GO	5.000%	3/1/24	140	147
	Houston TX GO	5.000%	3/1/25	100	108
	Houston TX GO	5.000%	3/1/26	2,145	2,378
	Houston TX GO	5.000%	3/1/27	2,215	2,450
	Houston TX GO	5.000%	3/1/27	1,650	1,872
	Houston TX GO	5.000%	3/1/28	300	331
	Houston TX GO	5.000%	3/1/28	6,080	6,867
	Houston TX GO	5.000%	3/1/28	700	809
	Houston TX GO	5.000%	3/1/29	8,745	10,270
	Houston TX GO	5.000%	3/1/30	1,000	1,190
	Houston TX GO	5.000%	3/1/31	1,355	1,630
	Houston TX GO	4.000%	3/1/32	2,000	2,198
	Houston TX GO	4.000%	3/1/49	10,120	10,183
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/29	600	626
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/31	500	520
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/32	1,030	1,070
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/32	500	519
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/34	500	519
	Irving TX GO	5.000%	9/15/29	1,525	1,761
[14]	Judson Independent School District GO	4.000%	2/1/41	5	5
[14]	Katy Independent School District GO	4.000%	2/15/52	6,095	6,188
[14]	Keller TX Independent School District GO	4.000%	8/15/38	11,260	11,576
[14]	Keller TX Independent School District GO, Prere.	4.000%	2/15/25	5,000	5,261
	Killeen TX GO, Prere.	5.000%	8/1/22	1,495	1,495
[14]	Klein Independent School District GO	4.000%	8/1/29	1,625	1,710
[14]	Klein Independent School District GO	4.000%	8/1/40	23,645	24,262
[14]	Klein Independent School District GO	4.000%	2/1/45	6,410	6,480
[14]	Lamar Consolidated Independent School District GO	3.000%	2/15/51	2,745	2,377
[14]	Laredo College District Combined Fee Revenue GO	4.000%	8/1/28	1,640	1,702
[14]	Leander Independent School District GO	5.000%	8/15/38	450	485
[14]	Leander Independent School District GO	5.000%	8/15/40	400	430
[14]	Leander Independent School District GO	0.000%	8/16/42	1,655	734
[14]	Leander Independent School District GO	5.000%	8/15/49	5,440	5,874
[14]	Leander Independent School District GO, Prere.	5.000%	8/15/23	260	269
[14]	Leander Independent School District GO, Prere.	5.000%	8/15/23	180	186
[14]	Leander Independent School District GO, Prere.	0.000%	8/15/24	120	54
[14]	Lewisville Independent School District GO	5.000%	8/15/22	1,000	1,001
	Lewisville Independent School District GO	5.000%	8/15/25	2,840	2,930
[14]	Lewisville Independent School District GO	4.000%	8/15/26	550	583
[14]	Lewisville Independent School District GO	4.000%	8/15/27	1,855	1,961
	Lewisville Independent School District GO	5.000%	8/15/28	1,605	1,742
[14]	Liberty Hill Independent School District GO	4.000%	2/1/46	1,000	1,007
	Lone Star College System GO	5.000%	2/15/24	450	473
[14]	Longview Independent School District GO	4.000%	2/15/30	4,480	4,758

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Lower Colorado River Authority Electric Power & Light Revenue	4.000%	5/15/40	7,990	8,274
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/47	5,000	5,514
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/25	1,450	1,572
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/50	5,120	5,598
	Lower Colorado River Authority Lease Revenue	5.500%	5/15/32	200	205
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/39	3,775	3,841
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/40	600	630
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/44	660	705
	Lower Colorado River Authority Lease Revenue	3.875%	5/15/49	5,000	4,644
	Lubbock TX Electric Light & Power System Revenue	4.000%	4/15/46	8,745	8,798
	Lubbock TX Electric Light & Power System Revenue	4.000%	4/15/51	5,000	4,998
[14]	Mansfield Independent School District GO, Prere.	4.000%	2/15/24	3,915	4,050
[14]	Mesquite Independent School District GO	5.000%	8/15/32	3,845	4,266
	Midland County Fresh Water Supply District No. 1 Water Revenue (Midland Projects), Prere.	5.000%	9/15/22	440	442
[14]	Monahans-Wickett-Pyote Independent School District GO	3.000%	2/15/32	1,415	1,422
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/43	2,000	2,066
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/48	2,000	2,060
	New Braunfels TX Utility System Electric Power & Light Revenue	5.000%	7/1/53	5,000	5,611
[14]	New Caney Independent School District GO	5.000%	2/15/38	2,500	2,752
	Newark Higher Education Finance Corp. College & University Revenue	4.000%	4/1/57	3,000	2,834
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/46	130	134
[14]	North East TX Independent School District GO, Prere.	5.000%	2/1/24	325	341
[2]	North Fort Bend Water Authority Water Revenue	5.000%	12/15/26	1,515	1,710
[2]	North Fort Bend Water Authority Water Revenue	4.000%	12/15/60	4,000	4,016
[2]	North Harris County Regional Water Authority Water Revenue	5.000%	12/15/30	3,395	3,425
	North Texas Municipal Water District Sewer Revenue	4.000%	6/1/31	360	384
	North Texas Municipal Water District Water System Water Revenue	3.000%	9/1/33	2,250	2,281
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/34	5,750	6,228
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/23	1,400	1,419
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/23	4,800	4,866
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/23	600	608
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	235	245
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	1,140	1,156
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	2,625	2,738
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	1,230	1,248
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	6,125	6,387
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	3,665	4,033
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	13,345	13,912
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/28	1,665	1,825
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/28	50	55
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/29	2,660	2,835

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/29	1,635	1,785
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	375	390
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	230	245
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	1,000	1,088
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	800	831
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	2,000	2,165
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	1,000	1,082
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/32	1,495	1,584
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/33	250	265
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/34	1,265	1,338
[1]	North Texas Tollway Authority Highway Revenue	4.000%	1/1/35	250	260
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/35	115	118
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/35	2,915	3,073
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/36	4,350	4,483
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/38	600	631
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/38	4,535	4,579
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/39	505	513
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/39	9,635	10,231
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/39	2,290	2,503
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/40	7,055	7,123
[1]	North Texas Tollway Authority Highway Revenue	5.000%	1/1/40	640	646
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/43	4,120	4,172
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/43	41,510	45,028
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/43	8,410	9,018
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/44	2,500	2,529
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/45	985	1,030
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/48	800	861
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/48	15,315	16,326
	North Texas Tollway Authority Highway Revenue	4.250%	1/1/49	2,000	2,022
	North Texas Tollway Authority Highway Revenue	3.000%	1/1/51	2,830	2,275
	North Texas Tollway Authority Highway Revenue (Special Projects System), Prere.	0.000%	9/1/31	115	58
	North Texas Tollway Authority Highway Revenue, ETM	5.000%	1/1/23	400	406
[9]	North Texas Tollway Authority Highway Revenue, Prere.	6.200%	1/1/25	11,875	13,127
	North Texas Tollway Authority Highway Revenue, Prere.	6.500%	1/1/25	1,940	2,156
[9]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/28	7,975	6,907
[9]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/29	1,180	985
[9]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/30	2,425	1,951
[9]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/31	100	77
[9]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/32	155	115
[9]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/33	3,605	2,555
[9]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/34	1,005	680
[9]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/35	200	129
[9]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/36	8,550	5,277
[9]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/37	605	355
[9]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/38	6,615	3,685

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[14]	Northside Independent School District GO PUT	2.750%	8/1/23	1,480	1,493
[14]	Northside Independent School District GO PUT	0.700%	6/1/25	4,160	3,989
[14]	Pecos Barstow Toyah Independent School District GO	4.000%	2/15/41	1,455	1,468
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/24	1,030	1,095
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/27	2,100	2,226
	Permanent University Fund - University of Texas System College & University Revenue	5.250%	7/1/30	410	500
	Permanent University Fund - University of Texas System College & University Revenue	4.000%	7/1/41	1,280	1,304
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/41	300	307
[14]	Prosper Independent School District GO	2.250%	2/15/52	6,110	4,158
	Red River Education Finance Corp. College & University Revenue, Prere.	5.000%	3/15/23	150	153
[14]	Richardson Independent School District GO	5.000%	2/15/25	1,395	1,507
[14]	Richardson Independent School District GO	5.000%	2/15/42	7,445	8,008
[14]	Rockwall Independent School District GO, Prere.	5.000%	2/15/25	120	129
[14]	Round Rock Independent School District GO	5.000%	8/1/30	2,495	2,932
[14]	Round Rock Independent School District GO	5.000%	8/1/31	425	496
	San Antonio Education Facilities Corp. College & University Revenue	4.000%	4/1/46	5,500	5,240
	San Antonio Education Facilities Corp. College & University Revenue	4.000%	4/1/51	3,500	3,281
	San Antonio Education Facilities Corp. College & University Revenue	3.000%	4/1/54	3,585	2,500
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue	4.000%	9/15/33	890	892
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue	4.000%	9/15/34	165	165
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/23	4,140	4,212
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/23	220	224
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/23	1,085	1,104
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/24	3,030	3,192
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/25	1,615	1,615
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/25	500	540
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/25	20,695	22,469
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/26	9,820	10,853
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/27	5,815	6,517
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	3.000%	2/1/29	500	511
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/29	13,300	14,763
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	3.000%	2/1/30	1,860	1,888
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/30	460	509
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/32	260	282

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/36	1,040	1,188
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/39	535	553
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/39	1,850	2,101
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/40	3,930	4,452
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/41	2,735	3,091
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/44	190	196
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/44	4,250	4,821
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/46	10,000	11,164
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/47	5,370	5,846
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue, ETM	5.000%	2/1/23	1,365	1,389
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue, Prere.	5.000%	2/1/23	5,395	5,487
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue, Prere.	5.000%	2/1/23	16,910	17,200
[14]	San Antonio TX Independent School District GO	5.000%	2/15/24	720	757
[14]	San Antonio TX Independent School District GO	5.000%	8/15/48	1,975	2,122
	San Antonio Water System Water Revenue	5.000%	5/15/26	705	721
	San Antonio Water System Water Revenue	5.000%	5/15/33	585	643
	San Antonio Water System Water Revenue	5.000%	5/15/34	8,025	8,805
	San Antonio Water System Water Revenue	4.000%	5/15/51	5,000	5,069
	San Jacinto Community College District GO	4.000%	2/15/41	2,150	2,174
[14]	Spring Branch Independent School District GO	5.000%	2/1/23	1,280	1,303
	Stephen F Austin State University College & University Revenue	4.000%	10/15/48	1,415	1,430
	Tarrant County College District GO	5.000%	8/15/40	7,250	8,553
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, Prere.	4.000%	8/15/23	145	149
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/23	385	399
	Tarrant County TX GO	4.000%	7/15/47	4,775	4,875
	Tarrant Regional Water District Water Supply System Water Revenue, Prere.	5.000%	3/1/24	50	53
	Texas A&M University College & University Revenue	5.000%	5/15/26	3,500	3,900
	Texas GO	5.000%	10/1/22	710	714
	Texas GO	5.000%	10/1/22	1,455	1,464
	Texas GO	5.000%	4/1/23	2,845	2,912
	Texas GO	5.000%	10/1/23	225	234
	Texas GO	5.000%	4/1/24	1,055	1,114
	Texas GO	5.000%	10/1/24	1,020	1,077
	Texas GO	5.000%	10/1/24	2,130	2,281
	Texas GO	5.000%	10/1/24	285	305
	Texas GO	5.000%	4/1/25	1,720	1,815
	Texas GO	5.000%	10/1/25	985	1,056
	Texas GO	5.000%	10/1/25	800	881
	Texas GO	5.000%	4/1/26	2,435	2,566
	Texas GO	5.000%	10/1/26	270	289
	Texas GO	5.000%	10/1/26	1,020	1,121

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Texas GO	5.000%	10/1/27	360	385
Texas GO	5.000%	10/1/27	1,710	1,877
Texas GO	3.200%	10/1/28	7,450	7,656
Texas GO	5.000%	10/1/28	3,205	3,505
Texas GO	5.000%	10/1/29	5,365	6,138
Texas GO	5.000%	10/1/29	1,015	1,108
Texas GO	4.000%	10/1/31	425	437
Texas GO	5.000%	10/1/31	510	580
Texas GO	5.000%	10/1/31	9,390	10,211
Texas GO	5.000%	10/1/32	2,060	2,335
Texas GO	5.000%	10/1/33	965	1,089
Texas GO	5.000%	10/1/34	1,520	1,710
Texas GO	5.000%	10/1/35	9,270	10,051
Texas GO	5.000%	10/1/36	7,195	7,806
Texas GO	5.000%	8/1/39	4,000	4,309
Texas GO	5.000%	8/1/40	3,000	3,229
Texas GO	5.000%	8/1/41	3,000	3,226
Texas GO	4.000%	10/1/44	6,100	6,155
Texas GO, Prere.	4.000%	4/1/24	1,000	1,038
Texas GO, Prere.	5.000%	4/1/24	640	675
Texas GO, Prere.	5.000%	4/1/24	455	480
Texas GO, Prere.	5.000%	4/1/24	1,550	1,635
Texas GO, Prere.	5.000%	4/1/24	230	243
Texas GO, Prere.	5.000%	4/1/24	3,665	3,865
Texas GO, Prere.	5.000%	4/1/24	1,300	1,371
Texas GO, Prere.	5.000%	4/1/24	665	701
Texas GO, Prere.	5.000%	4/1/24	555	585
Texas GO, Prere.	5.000%	4/1/24	750	791
Texas GO, Prere.	5.000%	10/1/24	3,730	3,985
Texas GO, Prere.	5.000%	10/1/24	55,210	58,986
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/30	2,250	2,326
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/31	4,500	4,618
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/32	3,500	3,581
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/33	2,000	2,034
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/33	245	266
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/35	1,000	1,008
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/35	1,500	1,614
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/36	1,000	1,007
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/38	1,000	1,000
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/39	1,050	1,047
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/39	1,000	993
Texas State University System College & University Revenue	5.000%	3/15/27	1,715	1,943
Texas State University System College & University Revenue	5.000%	3/15/28	4,455	5,007
Texas State University System College & University Revenue	5.000%	3/15/29	150	168
Texas Transportation Commission Highway Revenue	0.000%	8/1/49	5,750	1,504

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Texas Transportation Commission Highway Revenue	0.000%	8/1/50	585	145
Texas Transportation Commission Highway Revenue	0.000%	8/1/51	5,195	1,222
Texas Transportation Commission Highway Revenue	0.000%	8/1/52	5,000	1,110
Texas Transportation Commission Highway Revenue	0.000%	8/1/53	500	105
Texas Transportation Commission Highway Revenue	5.000%	8/1/57	2,000	2,077
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/22	1,770	1,780
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	4/1/23	3,285	3,360
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/23	2,000	2,078
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/24	265	284
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/24	340	364
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	4/1/25	3,430	3,615
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/25	3,795	4,177
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/25	3,485	3,836
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/26	920	1,038
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/26	7,905	8,920
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/30	1,000	1,114
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue, Prere.	5.000%	4/1/24	1,790	1,888
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue, Prere.	5.000%	4/1/24	100	105
Texas Water Development Board Water Revenue	5.000%	4/15/24	275	291
Texas Water Development Board Water Revenue	5.000%	4/15/25	265	288
Texas Water Development Board Water Revenue	5.000%	10/15/29	875	956
Texas Water Development Board Water Revenue	5.000%	10/15/30	1,035	1,130
Texas Water Development Board Water Revenue	5.000%	4/15/31	1,250	1,452
Texas Water Development Board Water Revenue	5.000%	10/15/31	550	600
Texas Water Development Board Water Revenue	5.000%	10/15/32	4,220	4,879
Texas Water Development Board Water Revenue	4.000%	10/15/33	1,050	1,120
Texas Water Development Board Water Revenue	4.000%	10/15/33	1,070	1,147
Texas Water Development Board Water Revenue	4.000%	10/15/33	1,010	1,073
Texas Water Development Board Water Revenue	4.000%	10/15/34	1,985	2,106
Texas Water Development Board Water Revenue	4.000%	10/15/34	1,500	1,598
Texas Water Development Board Water Revenue	4.000%	10/15/35	4,235	4,457
Texas Water Development Board Water Revenue	4.000%	10/15/36	2,100	2,203
Texas Water Development Board Water Revenue	4.000%	10/15/36	1,420	1,499
Texas Water Development Board Water Revenue	4.000%	4/15/38	2,135	2,220
Texas Water Development Board Water Revenue	5.000%	10/15/38	3,760	4,241
Texas Water Development Board Water Revenue	3.000%	10/15/40	2,170	1,959
Texas Water Development Board Water Revenue	5.000%	10/15/40	4,385	4,770
Texas Water Development Board Water Revenue	4.000%	10/15/41	1,160	1,191
Texas Water Development Board Water Revenue	4.000%	10/15/43	3,125	3,203
Texas Water Development Board Water Revenue	4.000%	10/15/44	8,490	8,683
Texas Water Development Board Water Revenue	5.000%	10/15/45	11,785	12,811
Texas Water Development Board Water Revenue	5.000%	10/15/46	4,055	4,413

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Texas Water Development Board Water Revenue	5.000%	10/15/47	7,250	8,023
	Texas Water Development Board Water Revenue	5.000%	4/15/49	18,965	20,939
	Texas Water Development Board Water Revenue	4.000%	10/15/49	19,125	19,316
	Texas Water Development Board Water Revenue	4.000%	4/15/51	1,000	1,013
	Trinity River Authority Central Regional Wastewater System Water Revenue	5.000%	8/1/28	260	296
	University of Houston College & University Revenue	5.000%	2/15/26	100	110
	University of Houston College & University Revenue	5.000%	2/15/29	2,355	2,584
	University of Houston College & University Revenue	5.000%	2/15/36	4,740	5,114
	University of Houston College & University Revenue	4.000%	2/15/47	150	151
	University of North Texas System College & University Revenue	5.000%	4/15/38	5,000	5,458
	University of North Texas System College & University Revenue	5.000%	4/15/47	6,945	7,590
	University of Texas System College & University Revenue	5.000%	8/15/23	465	482
	University of Texas System College & University Revenue	5.000%	8/15/23	130	135
	University of Texas System College & University Revenue	5.375%	8/15/23	605	629
	University of Texas System College & University Revenue	5.000%	8/15/24	240	256
	University of Texas System College & University Revenue	5.000%	8/15/25	1,225	1,343
	University of Texas System College & University Revenue	5.000%	8/15/25	7,440	8,159
	University of Texas System College & University Revenue	5.000%	8/15/25	595	650
	University of Texas System College & University Revenue	5.000%	8/15/26	3,285	3,703
	University of Texas System College & University Revenue	5.000%	8/15/26	3,250	3,664
	University of Texas System College & University Revenue	5.000%	8/15/26	1,495	1,685
	University of Texas System College & University Revenue	5.000%	8/15/27	815	938
	University of Texas System College & University Revenue	5.000%	8/15/29	5,660	6,731
	University of Texas System College & University Revenue	5.000%	8/15/30	20,105	24,261
	University of Texas System College & University Revenue	5.000%	8/15/31	16,380	20,014
	University of Texas System College & University Revenue	5.000%	8/15/34	15,000	17,237
	University of Texas System College & University Revenue	5.000%	8/15/43	1,050	1,051
	University of Texas System College & University Revenue	5.000%	8/15/44	700	735
	University of Texas System College & University Revenue	5.000%	8/15/47	1,250	1,562
[2]	West Harris County Regional Water Authority Water Revenue	3.500%	12/15/46	9,000	8,703
[2]	West Travis County Public Utility Agency Water Revenue	4.000%	8/15/41	1,000	1,016
	Williamson County TX GO	4.000%	2/15/28	28,440	31,483
[14]	Ysleta Independent School District GO	5.000%	8/15/47	6,000	6,495
[14]	Ysleta Independent School District GO	4.250%	8/15/56	13,295	13,870

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[14]	Ysleta Independent School District GO, Prere.	4.000%	8/15/22	1,950	1,952
[14]	Ysleta Independent School District GO, Prere.	5.000%	8/15/25	7,875	8,595
					1,779,719
Utah (0.5%)
	Central Utah Water Conservancy District Water Revenue, Prere.	5.000%	10/1/22	4,950	4,980
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/29	2,875	3,392
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/30	2,750	3,291
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/32	5,750	6,920
	Jordan School District GO	4.000%	6/15/29	2,450	2,582
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/42	150	163
	Salt Lake City UT Public Utilities Water Revenue	4.000%	2/1/38	895	924
	Salt Lake City UT Public Utilities Water Revenue	4.000%	2/1/39	1,275	1,311
	Salt Lake City UT Public Utilities Water Revenue	4.000%	2/1/40	1,000	1,026
	Salt Lake City UT Public Utilities Water Revenue	5.000%	2/1/50	5,500	6,117
	University of Utah College & University Revenue	5.000%	8/1/25	1,125	1,230
	University of Utah College & University Revenue	4.000%	8/1/33	425	444
	University of Utah College & University Revenue, Prere.	5.000%	8/1/23	95	98
	University of Utah College & University Revenue, Prere.	5.000%	8/1/23	40	41
	University of Utah College & University Revenue, Prere.	5.000%	8/1/23	565	584
	University of Utah Green Bond Revenue	5.000%	8/1/38	10,000	11,934
	University of Utah Green Bond Revenue	4.000%	8/1/43	5,585	5,709
	University of Utah Local or Guaranteed Housing Revenue	4.000%	8/1/51	6,345	6,381
	Utah GO	5.000%	7/1/25	5,310	5,809
	Utah GO	5.000%	7/1/26	6,905	7,752
	Utah GO	5.000%	7/1/26	6,610	7,421
	Utah GO	5.000%	7/1/28	150	176
	Utah GO	5.000%	7/1/29	100	118
[1]	Utah State University College & University Revenue	4.000%	12/1/45	1,390	1,408
	Utah State University College & University Revenue	3.000%	12/1/51	1,000	807
	Utah Transit Authority Government Securities & Interest Revenue, Prere.	5.000%	6/15/25	405	442
	Utah Transit Authority Government Securities & Interest Revenue, Prere.	5.000%	6/15/25	120	131
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/24	700	744
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/25	300	327
	Utah Transit Authority Sales Tax Revenue	4.000%	12/15/30	4,145	4,381
	Utah Transit Authority Sales Tax Revenue	0.000%	12/15/32	8,865	6,181
	Utah Transit Authority Sales Tax Revenue	4.000%	12/15/41	3,765	3,834
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	315	344
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	705	769
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	185	202
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	180	196
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	2,655	2,897
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	5,590	6,101
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	50	55
					107,222

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Vermont (0.0%)
University of Vermont and State Agricultural College & University Revenue	5.000%	10/1/38	170	171
University of Vermont and State Agricultural College Miscellaneous Revenue	4.000%	10/1/40	140	141
Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/41	200	208
Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/46	200	206
				726
Virginia (1.6%)
Arlington County VA GO	5.000%	8/1/22	315	315
Chesapeake Bay Bridge & Tunnel District Highway Revenue	5.000%	7/1/51	7,605	7,949
Chesapeake Bay Bridge & Tunnel District Highway Revenue BAN	5.000%	11/1/23	5,820	6,020
Chesapeake VA Chesapeake Expressway Toll Road Highway Revenue	5.000%	7/15/47	10,505	10,517
Commonwealth of Virginia GO	5.000%	6/1/27	180	196
Fairfax County VA GO	5.000%	4/1/23	125	128
Fairfax County VA GO	5.000%	10/1/23	1,080	1,123
Fairfax County VA GO	4.000%	10/1/27	2,510	2,689
Fairfax County VA Sewer Revenue	5.000%	7/15/24	500	532
Hampton Roads Sanitation District Sewer Revenue, Prere.	5.000%	8/1/26	125	140
Hampton Roads Transportation Accountability Commission Sales Tax Revenue	5.000%	7/1/42	25,000	27,349
Hampton Roads Transportation Accountability Commission Sales Tax Revenue	5.000%	7/1/48	1,945	2,113
Hampton Roads Transportation Accountability Commission Sales Tax Revenue	4.000%	7/1/50	5,000	5,071
Hampton Roads Transportation Accountability Commission Sales Tax Revenue	5.250%	7/1/60	825	936
Hampton Roads Transportation Accountability Commission Sales Tax Revenue, Prere.	5.000%	1/1/28	740	853
Hampton VA GO, Prere.	4.000%	4/1/23	500	508
Henrico County VA GO	5.000%	7/15/23	890	920
Loudoun County VA GO	5.000%	12/1/30	7,050	8,548
Northern Virginia Transportation Commission Transit Revenue	5.000%	6/1/47	1,500	1,739
Northern Virginia Transportation Commission Transit Revenue	5.000%	6/1/52	2,500	2,877
Richmond VA GO	3.375%	3/1/41	1,450	1,436
Richmond VA GO, Prere.	5.000%	3/1/23	6,000	6,123
Richmond VA Public Utility Water Revenue	5.000%	1/15/28	140	154
Richmond VA Public Utility Water Revenue	5.000%	1/15/32	140	153
University of Virginia College & University Revenue	5.000%	4/1/44	5,135	5,607
University of Virginia College & University Revenue	3.570%	4/1/45	6,000	5,897
University of Virginia College & University Revenue	2.180%	11/1/51	10,250	6,765
University of Virginia College & University Revenue, Prere.	5.000%	12/1/22	1,350	1,366
University of Virginia College & University Revenue, Prere.	5.000%	6/1/23	5,400	5,556
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/23	2,500	2,543

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/25	160	173
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/26	145	161
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/27	320	364
Virginia College Building Authority Appropriations Revenue	4.000%	2/1/28	1,295	1,378
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/28	3,000	3,464
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/29	3,070	3,525
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/29	210	246
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/31	1,550	1,765
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/35	7,900	7,518
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/36	5,000	4,723
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/38	2,985	2,762
Virginia College Building Authority Appropriations Revenue (21st Century College Program)	5.000%	2/1/31	4,780	5,344
Virginia College Building Authority Appropriations Revenue (21st Century College Program)	3.000%	2/1/35	295	284
Virginia College Building Authority Appropriations Revenue (21st Century College Program)	4.000%	2/1/36	2,000	2,059
Virginia College Building Authority Appropriations Revenue, Prere.	5.000%	2/1/25	3,610	3,900
Virginia College Building Authority College & University Revenue	5.000%	9/1/23	410	425
Virginia College Building Authority College & University Revenue	5.000%	2/1/28	3,750	4,330
Virginia College Building Authority College & University Revenue (Regent University Project)	4.000%	6/1/36	3,425	3,381
Virginia College Building Authority College & University Revenue (Regent University Project)	3.000%	6/1/41	5,225	4,160
Virginia College Building Authority College & University Revenue (Regent University Project)	4.000%	6/1/46	6,360	5,914
Virginia College Building Authority Lease (Appropriation) Revenue	5.000%	2/1/24	23,335	24,505
Virginia College Building Authority Lease (Appropriation) Revenue	5.000%	2/1/25	13,555	14,662
Virginia College Building Authority Lease (Appropriation) Revenue	3.000%	2/1/36	8,200	7,746
Virginia College Building Authority Lease (Appropriation) Revenue	3.000%	2/1/38	2,000	1,851
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/23	250	257
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/25	1,460	1,594
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/26	2,590	2,903
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/27	2,385	2,741
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/28	400	461
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/29	6,430	7,368

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/31	700	719
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/34	2,520	2,673
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/35	270	284
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/36	250	261
Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	3.250%	5/15/43	4,000	3,622
Virginia Commonwealth Transportation Board Appropriations Revenue (Transportation Capital Project)	4.000%	5/15/34	32,995	36,485
Virginia Commonwealth Transportation Board Government Fund/Grant Revenue	5.000%	3/15/27	1,440	1,620
Virginia Commonwealth Transportation Board Government Fund/Grant Revenue	5.000%	9/15/31	1,085	1,212
Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	9/15/23	410	426
Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	9/15/24	4,065	4,354
Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	3/15/25	1,000	1,087
Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/24	2,325	2,408
Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/25	185	193
Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/25	3,800	4,164
Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/25	1,290	1,414
Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/27	2,160	2,485
Virginia Public School Authority Lease Revenue	5.000%	8/1/22	445	445
Virginia Public School Authority Lease Revenue	5.000%	8/1/22	90	90
Virginia Public School Authority Lease Revenue	5.000%	8/1/23	5	5
Virginia Public School Authority Lease Revenue	5.000%	8/1/25	1,830	2,006
Virginia Public School Authority Lease Revenue	5.000%	8/1/26	5,980	6,535
Virginia Public School Authority Lease Revenue	5.000%	8/1/27	2,270	2,476
Virginia Public School Authority Lease Revenue	5.000%	8/1/30	4,485	5,289
Virginia Public School Authority Lease Revenue, Prere.	5.000%	8/1/22	1,075	1,075
Virginia Resources Authority Lease Revenue	5.000%	11/1/31	1,500	1,770
Virginia Resources Authority Lease Revenue	5.000%	11/1/33	1,395	1,626
Virginia Small Business Financing Authority College & University Revenue	4.000%	10/1/38	335	341
				321,152
Washington (3.2%)
Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/41	6,835	7,493
Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/46	1,720	2,152
Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Sales Tax Revenue, Prere.	4.000%	11/1/25	1,250	1,340
Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Sales Tax Revenue, Prere.	5.000%	11/1/25	4,500	4,971
Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Sales Tax Revenue, Prere.	5.000%	11/1/25	6,380	7,048

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Sales Tax Revenue, Prere.	5.000%	11/1/25	1,310	1,447
Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Sales Tax Revenue, Prere.	5.000%	11/1/25	585	646
Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Sales Tax Revenue, Prere.	5.000%	11/1/25	1,560	1,723
Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Sales Tax Revenue, Prere.	5.000%	11/1/25	160	177
Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Sales Tax Revenue, Prere.	5.000%	11/1/25	34,510	38,124
Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Sales Tax Revenue, Prere.	5.000%	11/1/25	4,680	5,170
Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/29	2,000	2,386
Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/31	2,015	2,471
Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/33	4,735	5,733
Central Puget Sound Regional Transit Authority Sales Tax Revenue	4.000%	11/1/46	5,000	5,089
Energy Northwest Electric Power & Light Revenue	5.000%	7/1/25	15,475	16,884
Energy Northwest Electric Power & Light Revenue	5.000%	7/1/30	345	363
Energy Northwest Nuclear Revenue	5.000%	7/1/23	1,165	1,202
Energy Northwest Nuclear Revenue	5.000%	7/1/24	1,710	1,817
Energy Northwest Nuclear Revenue	5.000%	7/1/25	855	933
Energy Northwest Nuclear Revenue	5.000%	7/1/26	2,695	3,015
Energy Northwest Nuclear Revenue	5.000%	7/1/26	4,900	5,342
Energy Northwest Nuclear Revenue	5.000%	7/1/27	22,895	25,574
Energy Northwest Nuclear Revenue	5.000%	7/1/28	680	756
Energy Northwest Nuclear Revenue	5.000%	7/1/29	1,975	2,242
Energy Northwest Nuclear Revenue	5.000%	7/1/30	5,075	5,859
Energy Northwest Nuclear Revenue	5.000%	7/1/31	3,760	4,318
Energy Northwest Nuclear Revenue	5.000%	7/1/33	270	302
Energy Northwest Nuclear Revenue	5.000%	7/1/34	125	142
Energy Northwest Nuclear Revenue	5.000%	7/1/36	12,215	14,004
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/25	855	907
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/26	2,460	2,752
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/26	100	106
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/27	1,505	1,593
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/27	895	1,025
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/28	2,220	2,531
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/28	5,000	5,821
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/36	20,620	24,688
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/40	1,145	1,326

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/23	250	258
	Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/25	2,965	3,235
	Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/26	5,000	5,451
	Energy Northwest Nuclear Revenue (Project No. 3)	5.000%	7/1/25	7,055	7,697
	Energy Northwest Nuclear Revenue (Project No. 3)	5.000%	7/1/28	210	222
	Energy Northwest Nuclear Revenue (Project No. 3)	5.000%	7/1/28	3,290	3,749
	King County School District No. 210 Federal Way GO	5.000%	12/1/30	1,000	1,148
	King County School District No. 411 Issaquah GO	4.000%	12/1/31	2,615	2,769
	King County School District No. 411 Issaquah GO	5.000%	12/1/32	195	217
	King County WA GO	4.000%	7/1/30	5,740	6,213
	King County WA GO	5.000%	1/1/31	5,905	7,113
	King County WA GO	5.000%	1/1/32	5,035	6,042
	King County WA Sewer Revenue	4.000%	7/1/33	415	435
[1]	King County WA Sewer Revenue	5.000%	1/1/47	11,900	12,516
	King County WA Sewer Revenue, Prere.	5.000%	7/1/23	6,025	6,216
	King County WA Sewer Revenue, Prere.	5.000%	1/1/25	105	113
	Pierce & King Counties School District No. 417 Fife GO	4.000%	12/1/39	1,575	1,628
	Pierce County School District No. 10 Tacoma GO, Prere.	5.250%	12/1/24	1,200	1,298
	Pierce County School District No. 10 Tacoma GO, Prere.	5.000%	12/1/25	2,855	3,148
	Pierce County WA Sewer Revenue, Prere.	4.000%	8/1/22	55	55
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	2/1/30	675	737
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/30	6,270	6,278
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/31	5,130	5,136
	Port of Tacoma WA GO	5.000%	12/1/27	2,165	2,442
	Seattle WA Drainage & Wastewater Sewer Revenue	4.000%	7/1/47	800	810
	Seattle WA GO	4.000%	10/1/27	1,230	1,248
	Seattle WA GO	4.000%	12/1/27	1,430	1,456
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	2/1/25	3,000	3,241
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	9/1/47	500	505
	Snohomish County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	12/1/45	1,070	1,151
	Spokane WA GO	4.000%	12/1/31	1,475	1,602
	Tacoma WA Electric System Electric Power & Light Revenue	5.000%	1/1/38	4,375	4,484
	Tacoma WA Electric System Electric Power & Light Revenue	4.000%	1/1/42	31,415	31,521
	University of Washington College & University Revenue	4.000%	12/1/41	1,765	1,800
	University of Washington College & University Revenue	3.125%	7/1/42	1,245	1,172
	University of Washington College & University Revenue	5.000%	4/1/43	1,000	1,091
	University of Washington College & University Revenue	4.000%	4/1/51	2,890	2,948
	Washington GO	5.000%	1/1/23	115	117

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Washington GO	5.000%	7/1/23	585	604
Washington GO	5.000%	7/1/23	1,510	1,558
Washington GO	5.000%	7/1/23	410	423
Washington GO	5.000%	8/1/23	855	885
Washington GO	5.000%	7/1/24	805	857
Washington GO	5.000%	7/1/24	525	559
Washington GO	5.000%	7/1/24	145	154
Washington GO	5.000%	7/1/24	10,000	10,642
Washington GO	5.000%	8/1/24	785	837
Washington GO	5.000%	7/1/25	445	458
Washington GO	5.000%	7/1/25	295	318
Washington GO	5.000%	7/1/25	355	388
Washington GO	5.000%	7/1/25	1,035	1,132
Washington GO	5.000%	7/1/25	20,000	21,880
Washington GO	5.000%	8/1/25	295	323
Washington GO	4.000%	7/1/26	2,735	2,848
Washington GO	4.000%	7/1/26	20,000	21,660
Washington GO	5.000%	7/1/26	330	365
Washington GO	5.000%	7/1/26	7,655	8,579
Washington GO	5.000%	7/1/27	3,385	3,638
Washington GO	5.000%	8/1/27	5,370	6,174
Washington GO	4.000%	7/1/28	2,000	2,223
Washington GO	5.000%	7/1/28	350	375
Washington GO	5.000%	7/1/28	125	134
Washington GO	5.000%	7/1/28	810	891
Washington GO	5.000%	7/1/28	5,330	5,716
Washington GO	5.000%	8/1/28	100	114
Washington GO	4.000%	7/1/29	20,000	22,456
Washington GO	5.000%	7/1/29	390	418
Washington GO	5.000%	7/1/29	65	71
Washington GO	5.000%	7/1/30	13,820	14,771
Washington GO	5.000%	7/1/30	205	225
Washington GO	5.000%	8/1/30	75	77
Washington GO	5.000%	8/1/30	2,310	2,566
Washington GO	5.000%	7/1/31	2,530	2,702
Washington GO	5.000%	7/1/31	2,000	2,136
Washington GO	5.000%	8/1/31	975	1,006
Washington GO	5.000%	8/1/31	595	659
Washington GO	5.000%	7/1/32	2,955	3,155
Washington GO	5.000%	7/1/32	425	464
Washington GO	5.000%	8/1/32	2,065	2,238
Washington GO	5.000%	7/1/33	400	426
Washington GO	5.000%	7/1/33	1,870	2,038
Washington GO	5.000%	8/1/33	620	639
Washington GO	5.000%	8/1/33	745	806
Washington GO	5.000%	8/1/33	875	980
Washington GO	5.000%	8/1/34	235	242
Washington GO	5.000%	8/1/34	15	17
Washington GO	5.000%	8/1/34	215	232
Washington GO	5.000%	8/1/34	1,420	1,692
Washington GO	5.000%	8/1/35	500	558
Washington GO	5.000%	8/1/36	1,410	1,520
Washington GO	5.000%	8/1/36	4,000	4,724
Washington GO	5.000%	2/1/37	10,650	12,603
Washington GO	5.000%	8/1/37	8,575	9,235
Washington GO	5.000%	8/1/37	560	615
Washington GO	5.000%	8/1/37	5,000	5,692
Washington GO	5.000%	2/1/38	1,050	1,092

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Washington GO	5.000%	6/1/38	2,020	2,324
	Washington GO	5.000%	8/1/38	10,455	10,760
	Washington GO	5.000%	8/1/38	1,500	1,729
	Washington GO	5.000%	2/1/39	5,350	5,886
	Washington GO	5.000%	6/1/39	1,100	1,261
	Washington GO	5.000%	8/1/39	3,175	3,413
	Washington GO	5.000%	8/1/39	560	613
	Washington GO	5.000%	8/1/39	1,225	1,407
	Washington GO	5.000%	6/1/40	8,275	9,465
	Washington GO	5.000%	8/1/40	675	725
	Washington GO	5.000%	8/1/40	3,105	3,334
	Washington GO	5.000%	8/1/40	1,265	1,449
	Washington GO	5.000%	2/1/42	500	555
	Washington GO	5.000%	2/1/42	7,000	7,939
	Washington GO	5.000%	2/1/42	1,500	1,644
	Washington GO	5.000%	8/1/42	6,645	7,579
	Washington GO	4.000%	2/1/43	17,400	17,428
	Washington GO	5.000%	8/1/43	1,025	1,144
	Washington Government Fund/Grant Revenue (Senior 520 Corridor Program)	5.000%	9/1/22	1,730	1,735
	Washington Government Fund/Grant Revenue (Senior 520 Corridor Program)	5.000%	9/1/22	1,790	1,795
	Washington Government Fund/Grant Revenue (Senior 520 Corridor Program)	5.000%	9/1/23	1,755	1,760
	Washington Government Fund/Grant Revenue (Senior 520 Corridor Program)	5.000%	9/1/24	1,520	1,524
	Washington Government Fund/Grant Revenue (Senior 520 Corridor Program)	5.000%	9/1/24	100	103
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/48	2,725	2,872
[1]	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/58	1,110	864
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/58	3,155	3,023
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/58	1,455	1,530
	Washington State University College & University Revenue	5.000%	4/1/40	165	174
	WBRP 3.2 College & University Revenue	4.000%	1/1/48	390	393
					630,952
West Virginia (0.0%)
	West Virginia GO	4.000%	12/1/42	1,230	1,256
	West Virginia Parkways Authority Highway Revenue	5.000%	6/1/43	2,675	2,946
	West Virginia University College & University Revenue (West Virginia University Projects), Prere.	5.000%	10/1/22	1,140	1,147
					5,349
Wisconsin (0.9%)
	Public Finance Authority College & University Revenue	5.000%	3/1/33	6,000	6,512
	Public Finance Authority College & University Revenue (KU Campus Development Corp. Project)	5.000%	3/1/29	750	822
	Public Finance Authority College & University Revenue (KU Campus Development Corp. Project)	5.000%	3/1/35	905	980

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Public Finance Authority College & University Revenue (KU Campus Development Corp. Project)	5.000%	3/1/41	15,410	16,555
	Public Finance Authority College & University Revenue (KU Campus Development Corp. Project)	5.000%	3/1/46	33,370	35,662
	Public Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	6/1/48	3,825	2,772
	West De Pere School District GO	3.000%	4/1/32	2,885	2,907
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	5.250%	12/15/27	245	274
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/50	3,000	851
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/55	3,000	669
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/60	20,500	3,583
[1]	Wisconsin Center District Miscellaneous Taxes Revenue, ETM	5.250%	12/15/27	45	50
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/28	3,005	3,440
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/29	560	592
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/29	100	114
	Wisconsin Department of Transportation Miscellaneous Revenue, Prere.	5.000%	7/1/23	115	119
	Wisconsin Department of Transportation Miscellaneous Revenue, Prere.	5.000%	7/1/24	1,225	1,302
	Wisconsin GO	5.000%	11/1/22	320	323
	Wisconsin GO	5.000%	11/1/22	25	25
	Wisconsin GO	5.000%	11/1/23	575	580
	Wisconsin GO	5.000%	11/1/23	1,515	1,580
	Wisconsin GO	5.000%	5/1/24	2,685	2,754
	Wisconsin GO	5.000%	5/1/24	120	123
	Wisconsin GO	5.000%	5/1/24	1,000	1,059
	Wisconsin GO	5.000%	11/1/24	2,225	2,393
	Wisconsin GO	5.000%	11/1/24	535	575
	Wisconsin GO	5.000%	5/1/25	8,610	9,234
	Wisconsin GO	5.000%	11/1/25	140	152
	Wisconsin GO	5.000%	5/1/26	90	96
	Wisconsin GO	5.000%	11/1/26	165	187
	Wisconsin GO	5.000%	5/1/27	2,945	3,153
	Wisconsin GO	5.000%	11/1/27	1,975	2,256
	Wisconsin GO	5.000%	5/1/28	4,250	4,537
	Wisconsin GO	5.000%	11/1/28	2,000	2,215
	Wisconsin GO	5.000%	11/1/28	220	250
	Wisconsin GO	5.000%	11/1/28	2,135	2,424
	Wisconsin GO	5.000%	11/1/29	1,345	1,489
	Wisconsin GO	5.000%	11/1/29	3,550	4,016
	Wisconsin GO	5.000%	11/1/31	1,150	1,294
	Wisconsin GO	5.000%	11/1/32	3,750	4,214
	Wisconsin GO	5.000%	5/1/34	3,480	3,731
	Wisconsin GO	4.000%	5/1/37	12,140	12,724
	Wisconsin GO	4.000%	5/1/38	13,025	13,608
	Wisconsin GO	5.000%	5/1/38	17,880	19,119
	Wisconsin GO, Prere.	5.000%	5/1/23	620	636
	Wisconsin GO, Prere.	5.000%	5/1/23	1,000	1,026
	Wisconsin GO, Prere.	5.000%	5/1/23	200	205

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wisconsin Health & Educational Facilities Authority College & University Revenue	4.000%	12/1/46	450	450
	WPPI Energy Electric Power & Light Revenue	5.000%	7/1/37	670	685
					174,317
Wyoming (0.1%)
[1]	University of Wyoming Revenue	4.000%	6/1/51	25,220	25,363
Total Tax-Exempt Municipal Bonds (Cost $20,314,849)					19,799,430
				Shares
Temporary Cash Investments (0.8%)
Money Market Fund (0.8%)
[15]	Vanguard Municipal Cash Management Fund (Cost $164,056)	1.289%		1,640,431	164,060
Total Investments (100.1%) (Cost $20,478,905)					19,963,490
Other Assets and Liabilities—Net (-0.1%)					(19,475)
Net Assets (100%)					19,944,015
Cost is in $000.
1	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
2	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
3	Step bond.
4	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
5	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
6	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
7	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of July 31, 2022.
8	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
9	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
10	Scheduled principal and interest payments are guaranteed by Michigan School Bond Loan Fund.
11	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2022, the aggregate value was $7,368,000, representing 0.0% of net assets.
12	Scheduled principal and interest payments are guaranteed by Berkshire Hathaway Assurance Corp.
13	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
14	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
15	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
PILOT—Payments in Lieu of Taxes.
Prere.—Prerefunded.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
SIFMA—Securities Industry and Financial Markets Association.
SOFR—Secured Overnight Financing Rate.
TRAN—Tax Revenue Anticipation Note.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
B.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of July 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	19,799,430	—	19,799,430
Temporary Cash Investments	164,060	—	—	164,060
Total	164,060	19,799,430	—	19,963,490